                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4777
--------------------------------------------------------------------------------
                               MFS SERIES TRUST I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                    Date of fiscal year end: August 31, 2003
--------------------------------------------------------------------------------
                    Date of reporting period: August 31, 2003
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds
ANNUAL REPORT 8/31/03


                                   MFS(R) JAPAN EQUITY FUND

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) JAPAN EQUITY FUND

The fund seeks capital appreciation.

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call
1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
MANAGEMENT REVIEW                                  1
----------------------------------------------------
PERFORMANCE SUMMARY                                2
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               7
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     12
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      16
----------------------------------------------------
FEDERAL TAX INFORMATION                           17
----------------------------------------------------
TRUSTEES AND OFFICERS                             18

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
     NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

Dear Shareholders,

Under normal market conditions, the fund seeks to provide capital appreciation by investing primarily in common stocks and related securities of companies whose principal activities are located in Japan, with a focus on companies with above-average growth potential. The fund may invest in securities of companies of any size. The fund is nondiversified, which means that it may invest a relatively high percentage of its assets in a small number of holdings.

In selecting securities for the portfolio, we use a bottom-up approach to look for companies that possess strong management teams with clearly defined strategies, strong franchises with substantial barriers to new entrants, strong cash flows, recurring revenue streams, potential for high profit margins, and a catalyst that may accelerate growth.

CONTRIBUTORS TO PERFORMANCE

Over the twelve-month period ending August 31, 2003, the fund's strongest-performing sectors included autos & housing, technology, and retailing. Within the autos & housing sector, stocks that helped performance included the fund's two top-performing holdings, Stanley Electric and Nissan Motor. In the technology sector, positions that contributed to results included Brother Industries, Canon, and Citizen Electronics. By the end of the period, we had sold our Nissan Motor and Canon holdings and taken some profits. The largest contributor in the retailing sector was our position in Fast Retailing; relative performance in the sector was also aided by our avoidance of Seven-Eleven Japan and Ito-Yokado, which plunged in value during the period.

DETRACTORS FROM PERFORMANCE

Leisure and energy were the fund's weakest-performing areas over the reporting period. Sega was the portfolio's chief detractor in the leisure sector, and we sold the position during the period. The fund's position in Nippon Oil was the key factor in its underperformance in the energy sector. Other holdings that held back relative performance included Credit Saison and Sompo Japan Insurance in the financial services sector, Shiseido in the consumer staples sector, and NTT DoCoMo in the utilities and communications sector. By period- end, Sompo Japan, Shiseido, and NTT DoCoMo had been sold out of the portfolio.

    Respectfully,
/s/ David A. Antonelli

    David A. Antonelli
    Director of Global Equity Research

The opinions expressed in this report are those of the Director of Global Equity Research and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 8/31/03
-------------------------------------------------------------------------------

Currently, the fund offers only Class A and/or Class I shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

The following information illustrates the historical performance of the fund's Class A shares in comparison to their benchmarks. Performance results reflect the maximum applicable sales charge and the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

For the period from the commencement of the fund's investment operations, June 1, 2000, through August 31, 2003. Index information is from June 1, 2000.

                               MFS Japan
                              Equity Fund -     Tokyo Price
                                Class A            Index

              6/00              $9,425            $10,612
              8/00               9,123             10,030
              8/01               6,334              6,628
              8/02               6,381              5,708
              8/03               7,446              6,251

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                           Class
    Share class        inception date       1-yr         3-yr         Life*
------------------------------------------------------------------------------
         A               6/01/2000           +16.69%      - 6.55%      - 7.00%
------------------------------------------------------------------------------
         I               7/31/2002           +16.69%      - 6.55%      - 7.00%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average Japanese fund+                       + 5.89%      -18.60%      -17.34%
------------------------------------------------------------------------------
Tokyo Price Index#                           + 9.52%      -14.58%      -13.46%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

------------------------------------------------------------------------------
         A                                   + 9.98%      - 8.38%      - 8.68%
------------------------------------------------------------------------------

I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

    Share class                             1-yr         3-yr         Life*
------------------------------------------------------------------------------
         A                                   +16.69%      -18.39%      -21.00%
------------------------------------------------------------------------------
         I                                   +16.69%      -18.39%      -21.00%
------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, June 1, 2000, through August 31, 2003. Index information is from June 1, 2000.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Bloomberg.

INDEX DEFINITION

TOKYO PRICE INDEX (TOPIX) - A measure of the broad Japanese stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 5.75% sales charge.

Class I shares have no sales charges and are available only to certain investors.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Performance results reflect any applicable subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and include the reinvestment of dividends and capital gains distributions.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Because the portfolio invests in a limited number of companies a change in one security's value may have a more significant effect on the portfolio's value.

The portfolio may participate in the initial public offering (IPO) market, and a significant portion of the portfolio's returns may be attributable to investment in IPOs, which may have greater impact on performance of a portfolio while its asset base is small. There is no guarantee the portfolio will experience similar performance as its assets grow.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

These risks may increase share price volatility. Please see the prospectus for more information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 8/31/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 95.6%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                     SHARES             $ VALUE
-----------------------------------------------------------------------------------------------------
Japan - 95.6%
-----------------------------------------------------------------------------------------------------
Automotive - 8.5%
-----------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                           5,000             $69,632
-----------------------------------------------------------------------------------------------------
DENSO Corp.                                                                 1,700              31,761
-----------------------------------------------------------------------------------------------------
Honda Motor Co., Ltd.                                                       4,600             187,256
-----------------------------------------------------------------------------------------------------
Musashi Seimitsu Industry Co., Ltd.                                         2,200              49,964
-----------------------------------------------------------------------------------------------------
Nissin Co., Ltd.                                                              900              20,478
-----------------------------------------------------------------------------------------------------
                                                                                             $359,091
-----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 4.3%
-----------------------------------------------------------------------------------------------------
Aeon Credit Service Co., Ltd.                                               2,200             $78,245
-----------------------------------------------------------------------------------------------------
Credit Saison Co., Ltd.                                                     6,000             103,869
-----------------------------------------------------------------------------------------------------
                                                                                             $182,114
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.6%
-----------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.                                             7,000            $107,383
-----------------------------------------------------------------------------------------------------

Business Services - 0.2%
-----------------------------------------------------------------------------------------------------
Pasona, Inc.                                                                    2              $6,719
-----------------------------------------------------------------------------------------------------

Computer Software - Systems - 1.1%
-----------------------------------------------------------------------------------------------------
NEC Fielding, Ltd.                                                            800             $47,101
-----------------------------------------------------------------------------------------------------

Consumer Goods & Services - 2.9%
-----------------------------------------------------------------------------------------------------
Uni-Charm Corp.                                                             2,600            $120,324
-----------------------------------------------------------------------------------------------------

Electrical Equipment - 4.0%
-----------------------------------------------------------------------------------------------------
Fujikura, Ltd.                                                             37,000            $166,791
-----------------------------------------------------------------------------------------------------

Electronics - 22.1%
-----------------------------------------------------------------------------------------------------
ALPS Electric Co., Ltd.                                                     8,000            $136,024
-----------------------------------------------------------------------------------------------------
Brother Industries, Ltd.                                                   24,000             212,881
-----------------------------------------------------------------------------------------------------
Citizen Electronics Co., Ltd.                                               2,000             132,665
-----------------------------------------------------------------------------------------------------
Funai Electric Co., Ltd.                                                      400              48,507
-----------------------------------------------------------------------------------------------------
Ibiden Co., Ltd.                                                            5,500              89,133
-----------------------------------------------------------------------------------------------------
Nippon Electric Glass Co., Ltd.                                             9,000              99,884
-----------------------------------------------------------------------------------------------------
Stanley Electric Co., Ltd.                                                 12,000             211,853
-----------------------------------------------------------------------------------------------------
                                                                                             $930,947
-----------------------------------------------------------------------------------------------------
Energy - Independent -- 1.4%
-----------------------------------------------------------------------------------------------------
Nippon Oil Corp.                                                           15,000             $59,262
-----------------------------------------------------------------------------------------------------

Entertainment - 2.8%
-----------------------------------------------------------------------------------------------------
Round One Corp.                                                                35            $117,582
-----------------------------------------------------------------------------------------------------

Food & Non Alcoholic Beverages - 0.8%
-----------------------------------------------------------------------------------------------------
Asahi Soft Drinks Co., Ltd.                                                 8,000             $33,389
-----------------------------------------------------------------------------------------------------

Insurance - 3.5%
-----------------------------------------------------------------------------------------------------
Mitsui Sumitomo Insurance Co., Ltd.                                        25,000            $149,334
-----------------------------------------------------------------------------------------------------

Leisure & Toys - 4.1%
-----------------------------------------------------------------------------------------------------
Heiwa Corp.                                                                 1,400             $20,517
-----------------------------------------------------------------------------------------------------
Konica Minolta Holdings, Inc.                                               4,000              54,814
-----------------------------------------------------------------------------------------------------
Yamaha Corp.                                                                6,000              98,830
-----------------------------------------------------------------------------------------------------
                                                                                             $174,161
-----------------------------------------------------------------------------------------------------
Machinery & Tools - 4.0%
-----------------------------------------------------------------------------------------------------
Glory, Ltd.                                                                 1,700             $43,489
-----------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co., Ltd.                                         37,000             124,300
-----------------------------------------------------------------------------------------------------
                                                                                             $167,789
-----------------------------------------------------------------------------------------------------
Metals & Mining - 3.5%
-----------------------------------------------------------------------------------------------------
JFE Holdings, Inc.                                                          7,300            $147,020
-----------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 4.0%
-----------------------------------------------------------------------------------------------------
Tokyo Gas Co., Ltd.                                                        56,000            $170,373
-----------------------------------------------------------------------------------------------------

Pharmaceuticals - 4.9%
-----------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd.                                             9,000             $95,334
-----------------------------------------------------------------------------------------------------
Shionogi & Co., Ltd.                                                        2,000              29,412
-----------------------------------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.                                            2,200              79,565
-----------------------------------------------------------------------------------------------------
                                                                                             $204,311
-----------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.7%
-----------------------------------------------------------------------------------------------------
East Japan Railway Co., Ltd.                                                   17             $71,826
-----------------------------------------------------------------------------------------------------

Real Estate - 2.0%
-----------------------------------------------------------------------------------------------------
Meiwa Estate Co., Ltd.                                                      5,500             $42,186
-----------------------------------------------------------------------------------------------------
Sumitomo Real Estate Sales Co., Ltd.                                        1,600              39,903
-----------------------------------------------------------------------------------------------------
                                                                                              $82,089
-----------------------------------------------------------------------------------------------------
Special Products & Services - 1.7%
-----------------------------------------------------------------------------------------------------
Central Glass Co., Ltd.                                                    11,000             $69,666
-----------------------------------------------------------------------------------------------------

Specialty Chemicals - 2.2%
-----------------------------------------------------------------------------------------------------
Sumitomo Bakelite Co., Ltd.                                                17,000             $91,931
-----------------------------------------------------------------------------------------------------

Specialty Stores - 5.4%
-----------------------------------------------------------------------------------------------------
Fast Retailing Co., Ltd.                                                    4,500            $187,042
-----------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co., Ltd.                                                1,900              41,766
-----------------------------------------------------------------------------------------------------
                                                                                             $228,808
-----------------------------------------------------------------------------------------------------
Telephone Services - 7.9%
-----------------------------------------------------------------------------------------------------
Japan Telecom Holdings Co., Ltd.                                               50            $163,260
-----------------------------------------------------------------------------------------------------
KDDI Corp.                                                                     33             168,839
-----------------------------------------------------------------------------------------------------
                                                                                             $332,099
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $3,142,514)                                                 $4,020,110
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.9%
-----------------------------------------------------------------------------------------------------
                                                               PRINCIPAL AMOUNT
ISSUER                                                          (000 Omitted)                 $ VALUE
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 9/02/03, at Amortized
Cost                                                                         $124            $123,996
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $3,266,510)                                            $4,144,106
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.5%                                                          62,013
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                        $4,206,119
-----------------------------------------------------------------------------------------------------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 8/31/03

ASSETS

Investments, at value (identified cost, $3,266,510)                   $4,144,106
-----------------------------------------------------------------------------------------------------
Cash                                                                          83
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                           59,647
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                           25,000
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                          1,199
-----------------------------------------------------------------------------------------------------
Total assets                                                                               $4,230,035
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                        $23,493
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                             338
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                           85
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                             $23,916
-----------------------------------------------------------------------------------------------------
Net assets                                                                                 $4,206,119
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                       $5,167,271
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of assets
and liabilities in foreign currencies                                    877,630
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                                 (1,838,782)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                               --
-----------------------------------------------------------------------------------------------------
Total                                                                                    $  4,206,119
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     532,615
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                          $4,062,658
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                     514,465
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $7.90
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$7.90)                                                    $8.38
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                            $143,461
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                      18,150
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $7.90
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 8/31/03

NET INVESTMENT LOSS

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                                $35,795
-----------------------------------------------------------------------------------------------------
  Interest                                                                   1,110
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                    (4,147)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                       $32,758
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                           $34,454
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                            3,595
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                              11,504
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                           332
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                             12,825
-----------------------------------------------------------------------------------------------------
  Printing                                                                   5,703
-----------------------------------------------------------------------------------------------------
  Postage                                                                       68
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                             29,256
-----------------------------------------------------------------------------------------------------
  Legal fees                                                                   492
-----------------------------------------------------------------------------------------------------
  Professional services                                                      6,630
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                              4,273
-----------------------------------------------------------------------------------------------------
Total expenses                                                                               $109,132
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                         (13)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor              (66,051)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                                  $43,068
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                          $(10,310)
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                                 $(15,734)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                             (2,040)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                           $(17,774)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                             $630,883
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies                   58
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency translation                          $630,941
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency                         $613,167
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                       $602,857
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                                   2003                 2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment loss                                                     $(10,310)            $(19,917)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                             (17,774)            (696,337)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                              630,941              737,787
------------------------------------------------------------------     ---------            ---------
Increase in net assets from operations                                  $602,857              $21,533
------------------------------------------------------------------     ---------            ---------
Net increase in net assets from fund share transactions                  $38,078             $132,355
------------------------------------------------------------------     ---------            ---------
Total increase in net assets                                            $640,935             $153,888
------------------------------------------------------------------     ---------            ---------

NET ASSETS

At beginning of period                                                $3,565,184           $3,411,296
-----------------------------------------------------------------------------------------------------
At end of period                                                      $4,206,119           $3,565,184
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss included in net assets at end of
period                                                                       $--                  $--
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the period of the fund's operation. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 8/31

                                                                                                              PERIOD ENDED
CLASS A                                                    2003              2002              2001             8/31/2000*

Net asset value, beginning of period                      $6.77             $6.72             $9.68                 $10.00
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                 $(0.02)           $(0.04)           $(0.05)                $(0.02)
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         1.15              0.09             (2.91)                 (0.30)
----------------------------------------------------     ------            ------            ------                 ------
Total from investment operations                          $1.13             $0.05            $(2.96)                $(0.32)
----------------------------------------------------     ------            ------            ------                 ------
Net asset value, end of period                            $7.90             $6.77             $6.72                  $9.68
----------------------------------------------------     ------            ------            ------                 ------
Total return (%)(+)                                       16.69              0.74            (30.58)                 (3.20)++
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                 1.25              1.25              1.27                   1.42+
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                                       (0.30)            (0.61)            (0.57)                 (0.77)+
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          111               118               117                     21
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $4,063            $3,435            $3,411                 $4,876
--------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. In addition the distributor voluntarily waived its fees for all of the periods shown. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                      $(0.14)           $(0.17)           $(0.15)                $(0.07)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                 3.19              3.22              2.52                   3.65+
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                                       (2.24)            (2.58)            (1.82)                 (3.00)+
--------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, June 1, 2000, through August 31, 2000.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                                                     YEAR ENDED           PERIOD ENDED
CLASS I                                                                 8/31/03              8/31/02**

Net asset value, beginning of period                                      $6.77                  $6.75
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                 $(0.02)                $(0.00)+++
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                 1.15                   0.02
-------------------------------------------------------------------     -------                -------
Total from investment operations                                          $1.13                  $0.02
-------------------------------------------------------------------     -------                -------
Net asset value, end of period                                            $7.90                  $6.77
-------------------------------------------------------------------     -------                -------
Total return (%)                                                          16.69                   0.30++
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA(S):

Expenses##                                                                 1.25                   1.25++
------------------------------------------------------------------------------------------------------
Net investment loss                                                       (0.24)                 (1.26)+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                          111                    118
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                  $143                   $131
------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.25% of the average daily net assets. To the extent actual expenses were over this limitation and the waiver had not been in place, the net investment loss per share and ratios would have been:

Net investment loss                                                      $(0.12)                $(0.00)+++
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                 2.84                   2.87+
------------------------------------------------------------------------------------------------------
Net investment loss                                                       (1.83)                 (2.88)+
------------------------------------------------------------------------------------------------------

 ** For the period from the inception of Class I, July 31, 2002, through August 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Japan Equity Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities and may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, wash sales and capital losses.

The fund paid no distributions for the years ended August 31, 2003 and August 31, 2002.

During the year ended August 31, 2003, accumulated net investment loss decreased by $10,310, accumulated net realized loss on investments and foreign currency transactions decreased by $2,041, and paid-in capital decreased by $12,351 due to differences between book and tax accounting for net investment losses and currency transactions. This change had no effect on the net assets or net asset value per share. At August 31, 2003, accumulated net investment loss and realized loss on investments and foreign currency transactions under book accounting were different from tax accounting due to temporary differences in accounting for currency, wash sales and capital losses.

As of August 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                Undistributed ordinary income               $--
                ------------------------------------------------
                Undistributed long-term capital gain         --
                ------------------------------------------------
                Capital loss carryforward            (1,813,920)
                ------------------------------------------------
                Unrealized appreciation                 852,768
                ------------------------------------------------
                Other temporary differences                  --
                ------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

                EXPIRATION DATE

                August 31, 2008                        $(63,475)
                ------------------------------------------------
                August 31, 2009                        (125,721)
                ------------------------------------------------
                August 31, 2010                      (1,125,533)
                ------------------------------------------------
                August 31, 2011                        (499,191)
                ------------------------------------------------
                Total                               $(1,813,920)
                ------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.00% of the fund's average daily net assets. The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.25% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. The reimbursement plan expired on June 1, 2003. MFS instituted a new plan through January 1, 2004.
At August 31, 2003, aggregate unreimbursed expenses amounted to $13,976.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees, which has no impact on the expense of the funds. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the funds that will fluctuate with the performance of the funds. The Trustees currently are not receiving any payment for their services for the fund.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

                First $2 billion                       0.0175%
                ----------------------------------------------
                Next $2.5 billion                      0.0130%
                ----------------------------------------------
                Next $2.5 billion                      0.0005%
                ----------------------------------------------
                In excess of $7 billion                0.0000%
                ----------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales of Class A shares of the fund for the year ended August 31, 2003.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                       CLASS A

                Distribution Fee                         0.10%
                ----------------------------------------------
                Service Fee                              0.25%
                ----------------------------------------------
                Total Distribution Plan                  0.35%
                ----------------------------------------------

The fund's payment of the 10% per annum Class A distribution fee and the 0.25% per annum Class A service fee are currently being waived by MFD.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. MFD receives all contingent deferred sales charges. There were no contingent deferred sales charges imposed on Class A shares during the year ended
August 31, 2003.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $3,820,928 and $3,762,298, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

                Aggregate cost                     $3,291,372
                ----------------------------------------------
                Gross unrealized appreciation        $912,106
                ----------------------------------------------
                Gross unrealized depreciation         (59,372)
                ----------------------------------------------
                Net unrealized appreciation          $852,734
                ----------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                     Year ended 8/31/03    Year ended 8/31/02
CLASS A SHARES                      SHARES      AMOUNT      SHARES    AMOUNT

Shares sold                           7,249      $44,597     8,445    $56,345
------------------------------------------------------------------------------
Shares reacquired                      (431)      (2,745)   (8,132)   (55,962)
------------------------------------------------------------------------------
Net increase                          6,818      $41,852       313       $383
------------------------------------------------------------------------------

                                                           Period ended 8/31/
                                     Year ended 8/31/03            02*
CLASS I SHARES                      SHARES      AMOUNT      SHARES    AMOUNT

Shares sold                          62,702     $414,034    21,869   $149,439
------------------------------------------------------------------------------
Shares reacquired                   (63,841)    (417,808)   (2,580)   (17,467)
------------------------------------------------------------------------------
Net increase (decrease)              (1,139)     $(3,774)   19,289   $131,972
------------------------------------------------------------------------------
* For the period from the inception of Class I, July 31, 2002, through August 31, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended August 31, 2003, was $24. The fund had no borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts, swap agreements, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust I and Shareholders of MFS Japan Equity
Fund:

We have audited the accompanying statement of assets and liabilities of MFS Japan Equity Fund (the Fund) (one of the portfolios constituting MFS Series Trust I), including the portfolio of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Japan Equity Fund at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and its financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                              /s/ ERNST & YOUNG LLP

Boston, Massachusetts
October 10, 2003

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, Age, Position with the Trust, Principal Occupation, and Other Directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55) Chairman            ABBY M. O'NEILL (born 04/27/28) Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59) Trustee and            Executive Officer
President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35) Trustee
Executive Officer and Director                           Hemenway & Barnes (attorneys), Partner

KEVIN R. PARKE(2) (born 12/14/59) Trustee                WILLIAM J. POORVU (born 04/10/35) Trustee
Massachusetts Financial Services Company,                Private investor; Harvard University Graduate
President, Chief Investment Officer and Director         School of Business Administration, Class of 1961
                                                         Adjunct Professor in Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                                     CBL & Associates Properties, Inc. (real estate
                                                         investment trust), Director
LAWRENCE H. COHN, M.D. (born 03/11/37) Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38) Trustee
Surgery; Harvard Medical School, Professor of            Insight Resources, Inc. (acquisition planning
Surgery                                                  specialists), President; Wellfleet Investments
                                                         (investor in health care companies), Managing
WILLIAM R. GUTOW (born 09/27/41) Trustee                 General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36) Trustee                   ELAINE R. SMITH (born 04/25/46) Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30) Trustee
and Chief Executive Officer (until November 2000)        Private investor

OFFICERS

JEFFREY L. SHAMES (born 06/02/55) Chairman               ROBERT R. FLAHERTY (born 09/18/63) Assistant
Massachusetts Financial Services Company, Chairman       Treasurer
                                                         Massachusetts Financial Services Company, Vice
JOHN W. BALLEN (born 09/12/59) Trustee and               President (since August 2000); UAM Fund Services,
President                                                Senior Vice President (prior to August 2000)
Massachusetts Financial Services Company, Chief
Executive Officer and Director                           RICHARD M. HISEY (born 08/29/58) Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59) Assistant        Vice President (since July 2002); The Bank of New
Secretary and Assistant Clerk                            York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer (prior to September 2000); Lexington
STEPHEN E. CAVAN (born 11/06/53) Secretary and           Funds, Treasurer (prior to September 2000)
Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57) Assistant Treasurer
Vice President, General Counsel and Secretary            Massachusetts Financial Services Company, Vice
                                                         President
STEPHANIE A. DESISTO (born 10/01/53) Assistant
Treasurer                                                JAMES O. YOST (born 06/12/60) Assistant Treasurer
Massachusetts Financial Services Company, Vice           Massachusetts Financial Services Company, Senior
President (since April 2003); Brown Brothers             Vice President
Harriman & Co., Senior Vice President (November
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as a Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.


Trustees and Officers - continued

INVESTMENT ADVISER                                       INVESTOR SERVICE
Massachusetts Financial Services Company                 MFS Service Center, Inc.
500 Boylston Street                                      P.O. Box 2281
Boston, MA 02116-3741                                    Boston, MA 02107-9906

DISTRIBUTOR                                              For general information, call toll free:
MFS Fund Distributors, Inc.                              1-800-225-2606 any business day from 8 a.m. to
500 Boylston Street                                      8 p.m. Eastern time.
Boston, MA 02116-3741
                                                         For service to speech- or hearing-impaired
DIRECTOR OF GLOBAL EQUITY RESEARCH                       individuals, call toll free: 1-800-637-6576 any
David A. Antonelli(1)                                    business day from 9 a.m. to 5 p.m. Eastern time.
                                                         (To use this service, your phone must be equipped
CUSTODIAN                                                with a Telecommunications Device for the Deaf).
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110                    For share prices, account balances, exchanges or
                                                         stock and bond outlooks, call toll free:
AUDITORS                                                 1-800-MFS-TALK (1-800-637-8255) anytime from a
Ernst & Young LLP                                        touch-tone telephone.
200 Clarendon Street
Boston, MA 02116                                         WORLD WIDE WEB
                                                         www.mfs.com
INVESTOR INFORMATION
For information on MFS mutual funds, call your
investment professional or, for an information
kit, call toll free: 1-800-637-2929 any business
day from 9 a.m. to 5 p.m. Eastern time (or leave a
message anytime).

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com, or by visiting the SEC's website at http://www.sec.gov.


(1) MFS Investment Management

MFS(R) JAPAN EQUITY FUND

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741



(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                           INC XAA-ANN-9/03 310

MFS(R) Mutual Funds

ANNUAL REPORT 8/31/03

MFS(R) VALUE FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms

  o share balances and transactional history with us, our affiliates, or others

  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) VALUE FUND

Seeks capital appreciation and reasonable income.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              18
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     31
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      39
----------------------------------------------------
TRUSTEES AND OFFICERS                             40
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       42
----------------------------------------------------
FEDERAL TAX INFORMATION                           43
----------------------------------------------------
CONTACT INFORMATION                               44
----------------------------------------------------
ASSET ALLOCATION                                  45

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    September 15, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

During the period, the fund provided positive returns but lagged its benchmark on a relative basis. For the past year, the value stocks that performed the best were typically higher-risk, lower-quality stocks in terms of balance sheet characteristics and/or earnings quality. Many of these stocks rebounded from very depressed, or in some cases, distressed levels in 2002. The rebound in lower-quality assets this year has been driven by improved access to capital as the U.S. Federal Reserve Board added liquidity to the banking system and eased financial pressures.

While this fund seeks undervalued stocks, we have a quality focus and have historically invested in companies with solid balance sheets, good cash generation, and sustainable franchises throughout market cycles. This combination of value and quality has been important in driving the historical returns and lower volatility of the portfolio, but it has also led to relative underperformance during periods characterized by rebounds of low-quality assets.

DETRACTORS FROM PERFORMANCE

While the stocks in the portfolio generally performed well, our holdings in retail, utilities & communications, and leisure detracted the most from our performance relative to the fund's benchmark. In retail, our underperformance was due to our position in Sears last autumn. The stock declined after the company announced that the quality of its credit card portfolio was worse than the firm had previously known or disclosed. We reestablished a position in the stock this year after the company announced that it would sell the credit card business to focus more closely on restructuring its retail franchise. Our other holdings in retail, including Nike, Kroger, and Home Depot all performed well, but their performance was not enough to offset the relative underperformance of Sears. Nike and Home Depot were sold when they reached our performance target.

In utilities, our emphasis on traditional, regulated gas and electric utilities, which represented good value in our view and offered premium yields, detracted from relative performance as the higher-beta power-merchant stocks rebounded from distressed levels in 2002. (Beta is a measure of a stock's historic level of risk relative to the market as a whole; the higher the beta is, the greater the risk.) In telecommunications, AT&T declined. While the company made significant progress in repairing its balance sheet through asset sales and restructuring, it was unable to capitalize on the troubles at competitor Worldcom, and that inability to do so disappointed investors. As the stock rebounded earlier this year, we eliminated our position.

In the leisure sector, our holdings in more conservative publishing stocks such as Reed Elsevier and Gannett, both with strong balance sheets, healthy cash flows, and reasonable valuations, lagged the sector, which was led by more volatile cable, broadcasting, and gaming/recreation stocks. The fund no longer owns Gannett.

Although our positioning in financial services did not detract from overall relative performance, our position in the Federal National Mortgage Association (Fannie Mae) was among the biggest detractors, offsetting gains elsewhere in the sector. Federal Home Loan Corporation's (Freddie Mac) restatement of past earnings raised concerns about increased regulatory scrutiny and its potential effect on both companies. We continue to have confidence in the quality of Fannie Mae's business and consider the stock's valuation attractive.

The relative performance of the fund was also negatively affected by not owning J.P. Morgan Chase & Co. Even though the company's stock rose over the period, we had less confidence in its earnings power and balance sheet strength versus other financial holdings, such as Citigroup.

CONTRIBUTORS TO PERFORMANCE

The fund's positions in industrial goods & services contributed to performance, as did our underweighted position in autos and housing. In the industrial goods & services sector, our holdings in Caterpillar and Deere contributed to performance. Caterpillar and Deere improved profit margins during the period by cutting costs, reengineering manufacturing processes, and reducing manufacturing capacity.

Although we were underweight in technology, our positions in Intel, Analog Devices, and Texas Instruments were among the most significant contributors to the portfolio's performance. Reasonable valuations and improving fundamentals in the semiconductor business, both PC and communications related, helped to drive these stocks higher. Both Intel and Analog Devices were sold when they reached our performance targets.

    Respectfully,

/s/ Steven R. Gorham                    /s/ Lisa B. Nurme

    Steven R. Gorham                        Lisa B. Nurme
    Portfolio Manager                       Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 8/31/03
--------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, January 2, 1996, through August 31, 2003. Index information is from January 2, 1996.


                        MFS Value Fund -     Russell 1000
                           Class A           Value Index
              1/96        $ 9,425             $10,000
              8/96         10,433              10,638
              8/98         15,772              15,421
              8/00         22,727              20,893
              8/02         21,190              17,946
              8/03         22,508              20,033

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                       Class
  Share class      inception date     1-yr       3-yr       5-yr       Life*
------------------------------------------------------------------------------
       A              1/2/1996          6.22%     -0.32%      7.37%     12.03%
------------------------------------------------------------------------------
       B             11/4/1997          5.50%     -0.96%      6.68%     11.49%
------------------------------------------------------------------------------
       C             11/5/1997          5.52%     -0.96%      6.69%     11.49%
------------------------------------------------------------------------------
       I              1/2/1997          6.61%      0.03%      7.80%     12.27%
------------------------------------------------------------------------------
       R             12/31/2002         6.16%     -0.34%      7.36%     12.02%
------------------------------------------------------------------------------
      529A           7/31/2002          5.97%     -0.40%      7.32%     12.00%
------------------------------------------------------------------------------
      529B           7/31/2002          5.29%     -0.63%      7.17%     11.89%
------------------------------------------------------------------------------
      529C           7/31/2002          5.31%     -0.62%      7.18%     11.90%
------------------------------------------------------------------------------


Comparative Benchmarks

-----------------------
Average annual
-----------------------

------------------------------------------------------------------------------
Average equity income fund+            8.84%     -2.15%      3.89%       6.92%
------------------------------------------------------------------------------
Russell 1000 Value Index#             11.63%     -1.39%      5.37%       9.49%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

  Share class                         1-yr       3-yr       5-yr       Life*
------------------------------------------------------------------------------
       A                                0.11%     -2.27%      6.11%     11.17%
------------------------------------------------------------------------------
       B                                1.50%     -1.91%      6.37%     11.49%
------------------------------------------------------------------------------
       C                                4.52%     -0.96%      6.69%     11.49%
------------------------------------------------------------------------------
      529A                             -0.12%     -2.35%      6.06%     11.13%
------------------------------------------------------------------------------
      529B                              1.29%     -1.57%      6.87%     11.89%
------------------------------------------------------------------------------
      529C                              4.31%     -0.62%      7.18%     11.90%
------------------------------------------------------------------------------

I and R class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
       A                                6.22%     -0.96%     42.71%    138.81%
------------------------------------------------------------------------------
       B                                5.50%     -2.84%     38.18%    130.15%
------------------------------------------------------------------------------
       C                                5.52%     -2.86%     38.24%    130.19%
------------------------------------------------------------------------------
       I                                6.61%      0.10%     45.57%    142.76%
------------------------------------------------------------------------------
       R                                6.16%     -1.02%     42.62%    138.67%
------------------------------------------------------------------------------
      529A                              5.97%     -1.19%     42.37%    138.25%
------------------------------------------------------------------------------
      529B                              5.29%     -1.88%     41.38%    136.59%
------------------------------------------------------------------------------
      529C                              5.31%     -1.86%     41.41%    136.64%
------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, January 2, 1996, through August 31, 2003. Index information is from January
  2, 1996.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Bloomberg

INDEX DEFINITION

RUSSELL 1000 VALUE INDEX - Measures the performance of large-cap U.S. value stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 8/31/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 95.2%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                 $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 85.9%
-----------------------------------------------------------------------------------------------------
Aerospace - 0.9%
-----------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                463,500             $44,254,980
-----------------------------------------------------------------------------------------------------

Banks & Credit Companies - 18.1%
-----------------------------------------------------------------------------------------------------
American Express Co.                                                1,109,600             $49,987,480
-----------------------------------------------------------------------------------------------------
Bank of America Corp.                                               1,779,100             140,993,675
-----------------------------------------------------------------------------------------------------
Bank One Corp.                                                        910,700              35,945,329
-----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                     4,102,400             177,839,040
-----------------------------------------------------------------------------------------------------
Fannie Mae                                                          1,597,620             103,509,800
-----------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                         3,790,260             112,153,793
-----------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                              3,388,900             106,242,015
-----------------------------------------------------------------------------------------------------
National City Corp.                                                   382,000              12,101,760
-----------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                    1,211,400              35,118,486
-----------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                1,837,430             112,322,096
-----------------------------------------------------------------------------------------------------
Wachovia Corp.                                                        765,900              32,282,685
-----------------------------------------------------------------------------------------------------
                                                                                         $918,496,159
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.0%
-----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                              2,233,400             $36,538,424
-----------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                      1,927,000              63,051,440
-----------------------------------------------------------------------------------------------------
                                                                                          $99,589,864
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.8%
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                           1,258,100            $111,329,269
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                           1,515,000              81,476,700
-----------------------------------------------------------------------------------------------------
                                                                                         $192,805,969
-----------------------------------------------------------------------------------------------------
Chemicals - 4.0%
-----------------------------------------------------------------------------------------------------
3M Co.                                                                 60,800              $8,662,176
-----------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                      1,326,568              62,773,198
-----------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                    1,574,700              54,374,391
-----------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                1,383,900              75,989,949
-----------------------------------------------------------------------------------------------------
                                                                                         $201,799,714
-----------------------------------------------------------------------------------------------------
Computer Software - 0.9%
-----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                     1,680,600             $44,569,512
-----------------------------------------------------------------------------------------------------

Computer Software - Systems - 1.2%
-----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                 758,200             $62,179,982
-----------------------------------------------------------------------------------------------------

Consumer Goods & Services - 2.9%
-----------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                2,059,400            $105,255,934
-----------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                  503,140              43,919,091
-----------------------------------------------------------------------------------------------------
                                                                                         $149,175,025
-----------------------------------------------------------------------------------------------------
Containers - 0.5%
-----------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                      1,697,700             $26,789,706
-----------------------------------------------------------------------------------------------------

Electrical Equipment - 1.0%
-----------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                  947,800             $52,849,328
-----------------------------------------------------------------------------------------------------

Electronics - 0.6%
-----------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                             1,215,900             $28,999,215
-----------------------------------------------------------------------------------------------------

Energy - Independent - 0.6%
-----------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                    630,010             $32,603,018
-----------------------------------------------------------------------------------------------------

Energy - Integrated - 6.7%
-----------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                   618,100             $45,040,947
-----------------------------------------------------------------------------------------------------
ConocoPhillips                                                      1,699,700              94,911,248
-----------------------------------------------------------------------------------------------------
ExxonMobil Corp.                                                    4,202,870             158,448,199
-----------------------------------------------------------------------------------------------------
Unocal Corp.                                                        1,271,686              38,939,025
-----------------------------------------------------------------------------------------------------
                                                                                         $337,339,419
-----------------------------------------------------------------------------------------------------
Entertainment - 1.8%
-----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                   2,030,743             $91,383,435
-----------------------------------------------------------------------------------------------------

Food & Drug Stores - 0.5%
-----------------------------------------------------------------------------------------------------
Kroger Co.*                                                           782,000             $15,022,220
-----------------------------------------------------------------------------------------------------
Safeway, Inc.*                                                        413,400              10,091,094
-----------------------------------------------------------------------------------------------------
                                                                                          $25,113,314
-----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 5.3%
-----------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                          5,561,215             $77,134,052
-----------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                    1,035,000              33,492,600
-----------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                    246,600               5,326,560
-----------------------------------------------------------------------------------------------------
Kellogg Co.                                                         3,235,700             108,493,021
-----------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                         692,176              30,829,519
-----------------------------------------------------------------------------------------------------
Tyson Foods, Inc., "A"                                              1,153,600              12,920,320
-----------------------------------------------------------------------------------------------------
                                                                                         $268,196,072
-----------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.6%
-----------------------------------------------------------------------------------------------------
Bowater, Inc.                                                         566,800             $24,548,108
-----------------------------------------------------------------------------------------------------
International Paper Co.                                             1,430,400              58,002,720
-----------------------------------------------------------------------------------------------------
                                                                                          $82,550,828
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.5%
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                         780,800             $26,414,464
-----------------------------------------------------------------------------------------------------

General Merchandise - 0.6%
-----------------------------------------------------------------------------------------------------
Sears, Roebuck & Co.                                                  651,000             $28,657,020
-----------------------------------------------------------------------------------------------------

Insurance - 5.8%
-----------------------------------------------------------------------------------------------------
Allstate Corp.                                                      1,679,590             $60,045,343
-----------------------------------------------------------------------------------------------------
Chubb Corp.                                                           690,900              46,939,746
-----------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                               857,755              45,649,721
-----------------------------------------------------------------------------------------------------
MetLife, Inc.                                                       2,567,710              72,974,318
-----------------------------------------------------------------------------------------------------
The St. Paul Cos., Inc.                                               674,400              23,442,144
-----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., "A"                              3,013,173              46,372,732
-----------------------------------------------------------------------------------------------------
                                                                                         $295,424,004
-----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.1%
-----------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                          289,700              $5,359,450
-----------------------------------------------------------------------------------------------------

Machinery & Tools - 2.4%
-----------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                     306,710             $22,030,979
-----------------------------------------------------------------------------------------------------
Deere & Co.                                                         1,729,116              97,712,345
-----------------------------------------------------------------------------------------------------
                                                                                         $119,743,324
-----------------------------------------------------------------------------------------------------
Medical Equipment - 0.6%
-----------------------------------------------------------------------------------------------------
Guidant Corp.                                                         373,500             $18,749,700
-----------------------------------------------------------------------------------------------------
Waters Corp.*                                                         406,700              12,404,350
-----------------------------------------------------------------------------------------------------
                                                                                          $31,154,050
-----------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%
-----------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                         1,176,270             $33,594,271
-----------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 1.2%
-----------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                   107,600              $2,994,508
-----------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                              17,100                 674,937
-----------------------------------------------------------------------------------------------------
Keyspan Corp.                                                         588,900              19,875,375
-----------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                               1,080,932              25,023,576
-----------------------------------------------------------------------------------------------------
WGL Holdings, Inc.                                                    430,413              11,573,805
-----------------------------------------------------------------------------------------------------
                                                                                          $60,142,201
-----------------------------------------------------------------------------------------------------
Oil Services - 2.9%
-----------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                                                    891,100             $29,816,206
-----------------------------------------------------------------------------------------------------
Noble Corp.*                                                        1,325,550              47,958,399
-----------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                   1,363,810              67,522,233
-----------------------------------------------------------------------------------------------------
                                                                                         $145,296,838
-----------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.9%
-----------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                             619,080             $24,948,924
-----------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                               1,145,600              56,798,848
-----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                        3,415,100             102,179,792
-----------------------------------------------------------------------------------------------------
Schering Plough Corp.                                               4,124,200              62,646,598
-----------------------------------------------------------------------------------------------------
                                                                                         $246,574,162
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 2.0%
-----------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                   377,300             $25,603,578
-----------------------------------------------------------------------------------------------------
Tribune Co.                                                         1,619,044              74,880,785
-----------------------------------------------------------------------------------------------------
                                                                                         $100,484,363
-----------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.3%
-----------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                 1,125,700             $68,600,158
-----------------------------------------------------------------------------------------------------

Specialty Chemicals - 0.3%
-----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                         243,000             $15,508,260
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 0.9%
-----------------------------------------------------------------------------------------------------
Motorola, Inc.                                                      4,334,700             $46,511,331
-----------------------------------------------------------------------------------------------------

Telephone Services - 4.2%
-----------------------------------------------------------------------------------------------------
BellSouth Corp.                                                     3,849,310             $97,002,612
-----------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                            2,917,500              65,614,575
-----------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                        1,420,300              50,164,996
-----------------------------------------------------------------------------------------------------
                                                                                         $212,782,183
-----------------------------------------------------------------------------------------------------
Tobacco - 2.3%
-----------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                  2,874,430            $118,484,005
-----------------------------------------------------------------------------------------------------

Utilities - Electric Power - 2.8%
-----------------------------------------------------------------------------------------------------
Energy East Corp.                                                   1,377,000             $29,729,430
-----------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                       347,100              21,471,606
-----------------------------------------------------------------------------------------------------
NSTAR Co.                                                             803,440              35,833,424
-----------------------------------------------------------------------------------------------------
PPL Corp.                                                             612,570              24,300,652
-----------------------------------------------------------------------------------------------------
TXU Corp.                                                           1,423,800              31,323,600
-----------------------------------------------------------------------------------------------------
                                                                                         $142,658,712
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                      $4,356,084,336
-----------------------------------------------------------------------------------------------------

Foreign Stocks - 9.3%
-----------------------------------------------------------------------------------------------------
Canada - 0.8%
-----------------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications - Wireline)*             11,695,100             $38,009,075
-----------------------------------------------------------------------------------------------------

France - 0.8%
-----------------------------------------------------------------------------------------------------
Total Fina S.A., ADR (Energy - Integrated)                            545,980             $42,045,920
-----------------------------------------------------------------------------------------------------

Switzerland - 2.9%
-----------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                       1,574,100             $57,918,872
-----------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                    456,800              35,002,894
-----------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                               951,040              52,320,280
-----------------------------------------------------------------------------------------------------
                                                                                         $145,242,046
-----------------------------------------------------------------------------------------------------
United Kingdom - 4.8%
-----------------------------------------------------------------------------------------------------
BP Amoco PLC, ADR (Energy - Integrated)                             2,657,100            $110,854,212
-----------------------------------------------------------------------------------------------------
Diageo PLC (Alcoholic Beverages)*                                   3,185,073              34,065,812
-----------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Printing & Publishing)                           7,857,100              60,113,730
-----------------------------------------------------------------------------------------------------
Rio Tinto Group (Metals & Mining)*                                  1,736,900              38,112,865
-----------------------------------------------------------------------------------------------------
                                                                                         $243,146,619
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                     $468,443,660
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $4,603,776,655)                                         $4,824,527,996
-----------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 0.9%
-----------------------------------------------------------------------------------------------------
Aerospace - 0.2%
-----------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.25s                                          77,500              $8,060,000
-----------------------------------------------------------------------------------------------------

Insurance - 0.2%
-----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.5s                               483,610             $11,156,883
-----------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 0.4%
-----------------------------------------------------------------------------------------------------
Motorola, Inc., 7.0s                                                  552,700             $19,316,865
-----------------------------------------------------------------------------------------------------

Utilities - Electric Power - 0.1%
-----------------------------------------------------------------------------------------------------
TXU Corp., 8.75s                                                      180,540              $5,793,528
-----------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks
(Identified Cost, $53,095,418)                                                            $44,327,276
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.3%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
Citigroup, Inc., due 9/02/03                                          $24,000             $23,999,287
-----------------------------------------------------------------------------------------------------
DaimlerChrysler Corp., due 9/15/03                                      5,000               4,997,608
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank, due 9/02/03                                     8,475               8,474,802
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage, due 9/24/03                                10,000               9,993,611
-----------------------------------------------------------------------------------------------------
First Data Corp., due 9/03/03                                          11,000              10,999,365
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Corp., due 9/12/03                                   12,000              11,995,490
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 9/02/03                            26,440              26,439,178
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., due 9/02/03 - 9/22/03                 25,350              25,347,790
-----------------------------------------------------------------------------------------------------
Govco, Inc., due 9/02/03                                                5,271               5,270,846
-----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, due 9/02/03 - 9/03/03                      28,968              28,966,755
-----------------------------------------------------------------------------------------------------
Quincy Capital Corp., due 9/24/03                                      12,000              11,991,873
-----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                          $168,476,605
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 5.2%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                 $ VALUE
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                                 263,302,051            $263,302,051
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $5,088,650,729)                                    $5,300,633,928
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (4.6)%                                                  (230,958,776)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $5,069,675,152
-----------------------------------------------------------------------------------------------------

* Non-income producing security.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 8/31/03

ASSETS

Investments, at value, including $255,655,960 of
securities on loan (identified cost, $5,088,650,729)          $5,300,633,928
-----------------------------------------------------------------------------------------------------
Cash                                                                 156,055
-----------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost $8,135)                    8,201
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                   23,468,632
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   19,632,475
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                 12,180,499
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $5,356,079,790
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for fund investments purchased                           $12,385,397
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 9,397,143
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                       263,302,051
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                     246,443
-----------------------------------------------------------------------------------------------------
  Shareholders servicing agent fee                                    45,181
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                       226,100
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               802,323
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $286,404,638
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $5,069,675,152
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $5,214,550,350
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                  211,967,406
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                           (368,066,584)
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                   11,223,980
-----------------------------------------------------------------------------------------------------
Total                                                                                  $5,069,675,152
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 281,583,651
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                  $3,039,084,841
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             168,520,809
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $18.03
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25 X $18.03)                                                $19.13
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares

  Net assets                                                  $1,069,388,729
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              59,605,298
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $17.94
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $648,318,608
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              36,163,423
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $17.93
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $296,960,829
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              16,409,918
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $18.10
-----------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                     $14,582,702
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 809,492
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $18.01
-----------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                        $806,496
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  44,872
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $17.97
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25 X $17.97)                                                $19.07
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $180,799
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  10,118
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $17.87
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $352,148
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  19,721
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $17.86
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
  529B, and Class 529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 8/31/03

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                      $101,273,156
-----------------------------------------------------------------------------------------------------
  Interest                                                          2,357,016
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                           (1,072,490)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                  $102,557,682
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                  $23,702,685
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                               43,969
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                   4,142,027
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                            8,064,046
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                            9,517,711
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                            5,265,540
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                               19,098
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                             1,278
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                               911
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                             1,866
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                        914
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                        228
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                        466
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                  348,573
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                     1,155,531
-----------------------------------------------------------------------------------------------------
  Printing                                                            211,302
-----------------------------------------------------------------------------------------------------
  Postage                                                             328,109
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                        33,000
-----------------------------------------------------------------------------------------------------
  Legal fees                                                           29,814
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                     3,608,654
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $56,475,722
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (177,285)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $56,298,437
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $46,259,245
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                       $(203,801,194)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       212,066
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                                                   $(203,589,128)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                    $467,930,829
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                          (21,857)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                              $467,908,972
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                         $264,319,844
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                   $310,579,089
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                             2003                     2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                            $46,259,245              $21,443,093
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                           (203,589,128)            (157,190,358)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                             467,908,972             (209,963,293)
--------------------------------------------------------     ---------------           --------------
Increase (decrease) in net assets from operations               $310,579,089            $(345,710,558)
--------------------------------------------------------     ---------------           --------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-----------------------------------------------------------------------------------------------------
  Class A                                                       $(30,155,170)            $(11,056,998)
-----------------------------------------------------------------------------------------------------
  Class B                                                         (6,842,835)              (1,654,534)
-----------------------------------------------------------------------------------------------------
  Class C                                                         (3,806,070)                (858,774)
-----------------------------------------------------------------------------------------------------
  Class I                                                         (2,484,936)                (692,544)
-----------------------------------------------------------------------------------------------------
  Class R                                                            (42,804)                      --
-----------------------------------------------------------------------------------------------------
  Class 529A                                                          (4,879)                      --
-----------------------------------------------------------------------------------------------------
  Class 529B                                                            (524)                      --
-----------------------------------------------------------------------------------------------------
  Class 529C                                                          (1,190)                      --
-----------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions
-----------------------------------------------------------------------------------------------------
  Class A                                                                 --               (2,362,671)
-----------------------------------------------------------------------------------------------------
  Class B                                                                 --               (1,484,949)
-----------------------------------------------------------------------------------------------------
  Class C                                                                 --                 (791,051)
-----------------------------------------------------------------------------------------------------
  Class I                                                                 --                 (107,821)
-----------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets - continued

In excess of net realized gain on investments and foreign
currency transactions
-----------------------------------------------------------------------------------------------------
  Class A                                                                $--              $(2,924,674)
-----------------------------------------------------------------------------------------------------
  Class B                                                                 --               (1,838,170)
-----------------------------------------------------------------------------------------------------
  Class C                                                                 --                 (979,215)
-----------------------------------------------------------------------------------------------------
  Class I                                                                 --                 (133,467)
--------------------------------------------------------     ---------------           --------------
Total distributions declared to shareholders                    $(43,338,408)            $(24,884,868)
--------------------------------------------------------     ---------------           --------------
Net increase in net assets from fund share transactions       $1,508,028,261           $1,573,287,996
--------------------------------------------------------     ---------------           --------------
Total increase in net assets                                  $1,775,268,942           $1,202,692,570
--------------------------------------------------------     ---------------           --------------

NET ASSETS

At beginning of period                                        $3,294,406,210           $2,091,713,640
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $11,223,980 and $8,341,824,
respectively)                                                 $5,069,675,152           $3,294,406,210
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 8/31

CLASS A                                             2003                2002               2001            2000           1999

Net asset value, beginning of period              $17.21              $19.28             $19.38          $17.17         $14.20
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                         $0.24               $0.20              $0.20           $0.24          $0.24
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                          0.81               (2.05)              0.44            2.43           3.17
--------------------------------------------     -------            --------            -------         -------         ------
Total from investment operations                   $1.05              $(1.85)             $0.64           $2.67          $3.41
--------------------------------------------     -------            --------            -------         -------         ------

LESS DISTRIBUTIONS

  From net investment income                      $(0.23)             $(0.15)            $(0.19)         $(0.22)        $(0.22)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                   --               (0.03)             (0.55)          (0.24)         (0.22)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                        --               (0.04)                --              --             --
--------------------------------------------     -------            --------            -------         -------         ------
Total distributions declared to
shareholders                                      $(0.23)             $(0.22)            $(0.74)         $(0.46)        $(0.44)
--------------------------------------------     -------            --------            -------         -------         ------
Net asset value, end of period                    $18.03              $17.21             $19.28          $19.38         $17.17
--------------------------------------------     -------            --------            -------         -------         ------
Total return (%)(+)                                 6.22               (9.64)              3.19           15.95          24.27
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS A - CONTINUED                                 2003                2002               2001            2000           1999
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                          1.20                1.25               1.21            1.30           1.36
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                               1.41                1.05               1.00            1.38           1.47
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    55                  48                 63              83             97
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                 $3,039,085          $1,820,568           $981,373        $165,616        $51,753
-------------------------------------------------------------------------------------------------------------------------------

(S) Through June 30, 2000, subject to reimbursement by the fund, the investment adviser agreed to maintain expenses of the fund, exclusive of management, distribution, and service fees, at not more than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income                                $--                 $--                $--           $0.25          $0.24
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                            --                  --                 --            1.26           1.36
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 --                  --                 --            1.42           1.47
-------------------------------------------------------------------------------------------------------------------------------

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS B                                             2003                2002               2001            2000           1999
Net asset value, beginning of period              $17.13              $19.19             $19.30          $17.11         $14.16
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                         $0.12               $0.07              $0.07           $0.13          $0.14
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                          0.81               (2.02)              0.45            2.42           3.15
--------------------------------------------     -------            --------            -------         -------         ------
Total from investment operations                   $0.93              $(1.95)             $0.52           $2.55          $3.29
--------------------------------------------     -------            --------            -------         -------         ------

LESS DISTRIBUTIONS

  From net investment income                      $(0.12)             $(0.04)            $(0.08)         $(0.12)        $(0.12)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                   --               (0.03)             (0.55)          (0.24)         (0.22)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                        --               (0.04)                --              --             --
--------------------------------------------     -------            --------            -------         -------         ------
Total distributions declared to
shareholders                                      $(0.12)             $(0.11)            $(0.63)         $(0.36)        $(0.34)
--------------------------------------------     -------            --------            -------         -------         ------
Net asset value, end of period                    $17.94              $17.13             $19.19          $19.30         $17.11
--------------------------------------------     -------            --------            -------         -------         ------
Total return (%)                                    5.50              (10.20)              2.55           15.19          23.47
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                          1.85                1.90               1.86            1.95           2.01
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                               0.76                0.40               0.35            0.73           0.83
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    55                  48                 63              83             97
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                 $1,069,389            $923,330           $698,338        $125,713        $52,586
-------------------------------------------------------------------------------------------------------------------------------

(S) Through June 30, 2000, subject to reimbursement by the fund, the investment adviser agreed to maintain expenses of the fund, exclusive of management, distribution, and service fees, at not more than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income                                $--                 $--                $--           $0.14          $0.14
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                            --                  --                 --            1.91           2.01
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 --                  --                 --            0.77           0.83
-------------------------------------------------------------------------------------------------------------------------------

 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS C                                             2003                2002               2001            2000           1999
Net asset value, beginning of period              $17.12              $19.18             $19.30          $17.10         $14.16
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                         $0.12               $0.07              $0.07           $0.13          $0.14
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                          0.81               (2.02)              0.44            2.43           3.15
--------------------------------------------     -------            --------            -------         -------         ------
Total from investment operations                   $0.93              $(1.95)             $0.51           $2.56          $3.29
--------------------------------------------     -------            --------            -------         -------         ------

LESS DISTRIBUTIONS

  From net investment income                      $(0.12)             $(0.04)            $(0.08)         $(0.12)        $(0.13)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                   --               (0.03)             (0.55)          (0.24)         (0.22)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                        --               (0.04)                --              --             --
--------------------------------------------     -------            --------            -------         -------         ------
Total distributions declared to
shareholders                                      $(0.12)             $(0.11)            $(0.63)         $(0.36)        $(0.35)
--------------------------------------------     -------            --------            -------         -------         ------
Net asset value, end of period                    $17.93              $17.12             $19.18          $19.30         $17.10
--------------------------------------------     -------            --------            -------         -------         ------
Total return (%)                                    5.52              (10.21)              2.52           15.27          23.47
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                          1.85                1.90               1.86            1.95           2.01
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                               0.76                0.40               0.35            0.73           0.84
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    55                  48                 63              83             97
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                   $648,318            $473,537           $366,154         $49,887        $19,053
-------------------------------------------------------------------------------------------------------------------------------

(S) Through June 30, 2000, subject to reimbursement by the fund, the investment adviser agreed to maintain expenses of the fund, exclusive of management, distribution, and service fees, at not more than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income                                $--                 $--                $--           $0.14          $0.14
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                            --                  --                 --            1.91           2.01
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 --                  --                 --            0.77           0.84
-------------------------------------------------------------------------------------------------------------------------------

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS I                                             2003                2002               2001            2000           1999
Net asset value, beginning of period              $17.27              $19.35             $19.47          $17.24         $14.22
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                         $0.30               $0.27              $0.28           $0.30          $0.31
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                          0.82               (2.06)              0.44            2.44           3.20
--------------------------------------------     -------            --------            -------         -------         ------
Total from investment operations                   $1.12              $(1.79)             $0.72           $2.74          $3.51
--------------------------------------------     -------            --------            -------         -------         ------

LESS DISTRIBUTIONS

  From net investment income                      $(0.29)             $(0.22)            $(0.29)         $(0.27)        $(0.27)
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                   --               (0.03)             (0.55)          (0.24)         (0.22)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                        --               (0.04)                --              --             --
--------------------------------------------     -------            --------            -------         -------         ------
Total distributions declared to
shareholders                                      $(0.29)             $(0.29)            $(0.84)         $(0.51)        $(0.49)
--------------------------------------------     -------            --------            -------         -------         ------
Net asset value, end of period                    $18.10              $17.27             $19.35          $19.47         $17.24
--------------------------------------------     -------            --------            -------         -------         ------
Total return (%)                                    6.61               (9.35)              3.58           16.36          24.97
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                          0.85                0.90               0.86            0.95           1.01
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                               1.76                1.40               1.35            1.65           1.85
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    55                  48                 63              83             97
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                   $296,961             $76,932            $45,849         $34,189         $3,413
-------------------------------------------------------------------------------------------------------------------------------

(S) Through June 30, 2000, subject to reimbursement by the fund, the investment adviser agreed to maintain expenses of the fund, exclusive of management, distribution, and service fees, at not more than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income                                $--                 $--                $--           $0.31          $0.31
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                            --                  --                 --            0.91           1.01
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 --                  --                 --            1.69           0.85
-------------------------------------------------------------------------------------------------------------------------------

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

FOR PERIOD ENDED 8/31

CLASS R                                                                  2003*

Net asset value, beginning of period                                    $16.52
-------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                  $0.15
-------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                        1.46
------------------------------------------------------------------------------
Total from investment operations                                         $1.61
------------------------------------------------------------------------------

LESS DISTRIBUTIONS

  From net investment income                                            $(0.12)
------------------------------------------------------------------------------
Net asset value, end of period                                          $18.01
------------------------------------------------------------------------------
Total return (%)++                                                        9.82
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##+                                                               1.42
-------------------------------------------------------------------------------
Net investment income+                                                    1.26
-------------------------------------------------------------------------------
Portfolio turnover                                                          55
-------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                              $14,583
-------------------------------------------------------------------------------

 * For the period from the inception of Class R shares, December 31, 2002, through August 31, 2003.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.
 + Annualized.
++ Not annualized.

See notes to financial statements.

Financial Highlights - continued

                                             YEAR           PERIOD          YEAR          PERIOD          YEAR          PERIOD
                                             ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                            8/31/03        8/31/02*        8/31/03       8/31/02*        8/31/03       8/31/02*
-------------------------------------------------------------------------------------------------------------------------------
                                                  CLASS 529A                     CLASS 529B                    CLASS 529C
Net asset value, beginning of period      $17.21          $17.01         $17.12         $16.93         $17.11         $16.92
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income                     $0.20           $0.03          $0.09          $0.02          $0.09          $0.02
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments                      0.81            0.17           0.80           0.17           0.80           0.17
------------------------------------------------          ------         ------         ------         ------         ------
Total from investment operations           $1.01           $0.20          $0.89          $0.19          $0.89          $0.19
------------------------------------------------          ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net investment income               $(0.25)            $--         $(0.14)           $--         $(0.14)           $--
------------------------------------------------          ------         ------         ------         ------         ------
Net asset value, end of period            $17.97          $17.21         $17.87         $17.12         $17.86         $17.11
------------------------------------------------          ------         ------         ------         ------         ------
Total return (%)                            5.97(+)         1.18++(+)      5.29           1.12++         5.31           1.12++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                  1.48            1.50+          2.13           2.15+          2.13           2.15+
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                       1.20            2.23+          0.52           1.33+          0.55           1.75+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            55              48             55             48             55             48
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                    $806             $10           $181             $6           $352            $21
-------------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529 shares, August 1, 2002, through August 31, 2002.
  + Annualized.
 ++ Not annualized.
(+) Total returns for Class 529A shares do not include applicable sales charge. If the charge had been included, the results would have been lower.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $43,846 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $133,439 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and real estate investment trusts.

The tax character of distributions declared for the years ended August 31, 2003 and August 31, 2002 was as follows:

                                                       8/31/03         8/31/02
Distributions declared from:
  Ordinary income                                  $43,338,408     $14,275,598
------------------------------------------------------------------------------
  Long-term capital gain                                    --      10,609,270
------------------------------------------------------------------------------
Total distributions declared                       $43,338,408     $24,884,868
------------------------------------------------------------------------------
During the year ended August 31, 2003, accumulated undistributed net investment income decreased by $38,681, and accumulated net realized loss on investments and foreign currency transactions decreased by $65,959, and paid-in capital increased by $104,640 due to differences between book and tax accounting for currency transactions and real estate investment trusts. This change had no effect on the net assets or net asset value per share.

As of August 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income                  $11,237,237
        -----------------------------------------------------------
        Capital loss carryforward                     (243,773,787)
        -----------------------------------------------------------
        Unrealized appreciation                        176,356,424
        -----------------------------------------------------------
        Post-October capital loss deferral             (88,681,815)
        -----------------------------------------------------------
        Other temporary differences                        (13,257)
        -----------------------------------------------------------

For federal income tax purposes, the capital loss carry forward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2010, ($49,177,465) and August 31, 2011, ($194,596,322). Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. Included in Trustees' compensation is a pension expense of $1,577 for inactive trustees for the year ended August 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

        First $2 billion                                  0.0175%
        ---------------------------------------------------------
        Next $2.5 billion                                 0.0130%
        ---------------------------------------------------------
        Next $2.5 billion                                 0.0005%
        ---------------------------------------------------------
        In excess of $7 billion                           0.0000%
        ---------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $584,826 and $2,437 for the year ended August 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B, and Class 529C, shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                           CLASS A     CLASS B     CLASS C     CLASS R     CLASS 529A    CLASS 529B   CLASS 529C
Distribution Fee            0.10%       0.75%       0.75%       0.25%         0.25%         0.75%        0.75%
-----------------------------------------------------------------------------------------------------------------
Service Fee                 0.25%       0.25%       0.25%       0.25%         0.25%         0.25%        0.25%
-----------------------------------------------------------------------------------------------------------------
Total Distribution Plan     0.35%       1.00%       1.00%       0.50%         0.50%         1.00%        1.00%
-----------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended August
31, 2003, amounted to:

                           CLASS A     CLASS B     CLASS C     CLASS R     CLASS 529A    CLASS 529B   CLASS 529C
Service Fee
Retained by MFD           $395,515     $2,483      $3,686        $--          $213            $3          $--
-----------------------------------------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the year ended August 31, 2003, were as follows:

                           CLASS A     CLASS B     CLASS C     CLASS R     CLASS 529A    CLASS 529B   CLASS 529C
Total
Distribution Plan           0.35%       1.00%       1.00%       0.50%         0.35%         1.00%        1.00%
-----------------------------------------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2003, were as follows:

                          CLASS A    CLASS B     CLASS C   CLASS 529B CLASS 529C

Contingent Deferred
Sales Charges Imposed     $20,143  $2,354,232   $122,896      $--       $--
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties, which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $3,514,403,906 and $2,088,011,260, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                           $5,124,261,711
        --------------------------------------------------------
        Gross unrealized appreciation              $297,488,044
        --------------------------------------------------------
        Gross unrealized depreciation              (121,115,827)
        --------------------------------------------------------
        Net unrealized appreciation                $176,372,217
        --------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Year ended 8/31/03                      Year ended 8/31/02
                                    SHARES              AMOUNT               SHARES              AMOUNT

CLASS A SHARES

Shares sold                       124,630,755        $2,082,051,438          86,783,511       $1,624,347,088
-------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                    1,432,223            23,884,644             704,960           13,211,291
-------------------------------------------------------------------------------------------------------------
Shares reacquired                 (63,302,566)       (1,055,785,399)        (32,616,595)        (604,941,576)
-------------------------------------------------------------------------------------------------------------
Net increase                       62,760,412        $1,050,150,683          54,871,876       $1,032,616,803
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                        18,732,927          $310,631,777          30,418,224         $569,221,280
-------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                      331,330             5,479,523             217,608            4,088,491
-------------------------------------------------------------------------------------------------------------
Shares reacquired                 (13,374,299)         (218,917,180)        (13,107,248)        (236,271,099)
-------------------------------------------------------------------------------------------------------------
Net increase                        5,689,958           $97,194,120          17,528,584         $337,038,672
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                        15,604,268          $260,250,104          15,851,882         $296,164,345
-------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                      147,871             2,447,102              95,529            1,793,214
-------------------------------------------------------------------------------------------------------------
Shares reacquired                  (7,256,171)         (118,974,937)         (7,370,002)        (133,292,865)
-------------------------------------------------------------------------------------------------------------
Net increase                        8,495,968          $143,722,269           8,577,409         $164,664,694
-------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                        13,752,753          $232,245,954           2,996,480          $55,745,714
-------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                      124,511             2,096,324              45,094              847,147
-------------------------------------------------------------------------------------------------------------
Shares reacquired                  (1,921,607)          (32,344,876)           (956,480)         (17,662,546)
-------------------------------------------------------------------------------------------------------------
Net increase                       11,955,657          $201,997,402           2,085,094          $38,930,315
-------------------------------------------------------------------------------------------------------------

                                      Period ended 8/31/03*
                                   SHARES              AMOUNT

CLASS R SHARES
Shares sold                         1,393,305           $23,639,438
----------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                        2,457                41,829
----------------------------------------------------------------------
Shares reacquired                    (586,270)           (9,912,319)
----------------------------------------------------------------------
Net increase                          809,492           $13,768,948
----------------------------------------------------------------------

                                          Year ended 8/31/03                    Period ended 8/31/02**
                                     SHARES              AMOUNT               SHARES              AMOUNT

CLASS 529A SHARES

Shares sold                            44,772              $739,807                 597              $10,250
-------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                          287                 4,856                  --                   --
-------------------------------------------------------------------------------------------------------------
Shares reacquired                        (784)              (13,279)                 --                   --
-------------------------------------------------------------------------------------------------------------
Net increase                           44,275              $731,384                 597              $10,250
-------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                             9,960              $168,230                 345               $5,812
-------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                          149                   523                  --                   --
-------------------------------------------------------------------------------------------------------------
Shares reacquired                        (336)               (5,451)                 --                   --
-------------------------------------------------------------------------------------------------------------
Net increase                            9,773              $163,302                 345               $5,812
-------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                            16,923              $299,704               1,253              $21,450
-------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in reinvestment
of distributions                        1,590                 1,190                  --                   --
-------------------------------------------------------------------------------------------------------------
Shares reacquired                         (45)                 (741)                 --                   --
-------------------------------------------------------------------------------------------------------------
Net increase                           18,468              $300,153               1,253              $21,450
-------------------------------------------------------------------------------------------------------------

 * Commencement of operations December 31, 2002.
** Commencement of operations July 31, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $29,367 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust I and Shareholders of MFS Value Fund:

We have audited the accompanying statement of assets and liabilities of MFS Value Fund (the Fund) (one of the portfolios constituting MFS Series Trust
I), including the portfolio of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Value Fund at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
October 10, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of the fund, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS
JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63) Assistant
Chairman                                                 Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, (prior to September 2000); Lexington
STEPHEN E. CAVAN (born 11/06/53)                         Funds, Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November
2002 to April 2003); ING Groep N.V./Aeltus               Massachusetts Financial Services Company, Senior
Investment Management, Senior Vice President             Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Ives, Perera and Poorvu, and Ms.
Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              AUDITORS
MFS Fund Distributors, Inc.                              Ernst & Young LLP
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGERS
Steven R. Gorham(1)
Lisa B. Nurme(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

For the year ended August 31, 2003, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number             Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606           8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576           9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             EIF-ANN-9/03 393M

MFS(R) Mutual Funds

ANNUAL REPORT 8/31/03

MFS(R) STRATEGIC
GROWTH FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms

  o share balances and transactional history with us, our affiliates, or others

  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) STRATEGIC GROWTH FUND

Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              18
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     31
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      39
----------------------------------------------------
TRUSTEES AND OFFICERS                             40
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       42
----------------------------------------------------
FEDERAL TAX INFORMATION                           43
----------------------------------------------------
CONTACT INFORMATION                               44
----------------------------------------------------
ASSET ALLOCATION                                  45

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    September 15, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

The 12-month period ended August 31, 2003 proved extremely volatile but rewarding for patient, long-term investors. Nearly all asset classes showed positive performance for the period, and a second-quarter 2003 rally gave investors in U.S. stocks their best quarter in many years.

CONTRIBUTORS TO PERFORMANCE

The fund outperformed both its benchmark, the Russell 1000 Growth Index, and its Lipper large-cap growth peers over the period. Health care, consumer staples, and leisure were the fund's strongest sectors, relative to its benchmark. In health care, our emphasis on biotechnology concerns boosted returns. For example, Genentech shares climbed dramatically following the release of favorable test results for the company's colon cancer product, Avastin. This compound may be the first of a new generation of medications designed to combat cancer by cutting off blood supply to tumors. Genzyme, another biotech firm, successfully addressed an excess inventory issue involving its key drug, Renagel. In addition, the company won FDA approval for two drugs in its development pipeline. Fund results were also helped by our holding in Forest Laboratories, a pharmaceutical firm whose products include Lexapro and Celexa for the treatment of depression. Avoiding some disappointing names in the health care sector - including hospital giants Tenet Healthcare and HCA - also helped the portfolio's relative performance.

The fund's significant underweighting in the consumer staples sector helped performance as the market favored stocks seen as less defensive issues. Especially during the second-quarter 2003 market rally, the fund benefited from not owning familiar names such as Coca-Cola, Procter & Gamble, and Anheuser-Busch - stocks that we felt did not fit our aggressive growth strategy and that, in fact, underperformed over the period.

-----------------------------------------------
TOP 5 STOCK HOLDINGS
AS OF 8/31/03

MICROSOFT CORP.                            4.2%
Computer software and systems company
-----------------------------------------------
CISCO SYSTEMS, INC.                        3.1%
Computer networking firm
-----------------------------------------------
PFIZER, INC.                               2.9%
Pharmaceutical products company
-----------------------------------------------
WAL-MART STORES, INC.                      2.3%
General merchandise retailer
-----------------------------------------------
VIACOM, INC.                               2.0%
Diversified media and entertainment
company
-----------------------------------------------

The portfolio is actively managed, and current
holdings may be different.
-----------------------------------------------

Stock selection and an overweighted position among leisure companies also helped results during the period. Satellite TV broadcaster EchoStar Communications was our best-performing holding in the sector, as the company impressively expanded its subscriber base. Our positions in media and entertainment firms Clear Channel Communications, The Walt Disney Company, and Viacom benefited from an improving economy and an upturn in advertising spending. As the travel industry continued to recover and the restaurant business improved, we also profited from holdings in Starwood Hotels & Resorts Worldwide and Outback Steakhouse.

In the financial services sector, the portfolio's focus on capital-markets-sensitive franchises such as Citigroup and Merrill Lynch helped performance as bond spreads narrowed, trading volumes rose, and security underwriting activity showed signs of renewed life.

PERFORMANCE DETRACTORS

While technology positions delivered strong absolute returns, portfolio performance in the sector lagged that of the Russell 1000 Growth Index. Our underweighted position among electronics makers generally, and Intel specifically, was chiefly responsible for constraining relative performance. Worries that weak corporate technology spending and excess capacity would dampen profits abated during the period, as inventories contracted and certain product markets, such as laptop PCs, showed surprising strength.

In the business services arena, a number of holdings failed to meet our expectations over the period. Automatic Data Processing (ADP), for example, had previously dealt with a weak environment - soft demand for its payroll and financial services trade processing services - by cutting costs. In March of 2003, however, ADP management signaled that they would add back some incremental expenses and take some other actions that we felt could dampen future earnings growth potential. The stock fell on the news of the change in strategy, and we sold our position. Our holdings in travel reservations firm Sabre Holdings, which we sold, and financial services transaction processor BISYS Group also declined in price over the period.

    Respectfully,

/s/ S. Irfan Ali

    S. Irfan Ali
    Portfolio Manager

Note to Shareholders: Portfolio management is also assisted by Peggy W. Adams, Associate Portfolio Manager. Ms. Adams participates in the research process and strategy discussions, while the Portfolio Manager maintains overall responsibility for portfolio construction. The Associate Portfolio Manager also customizes the portfolio to client objectives and communicates investment policy, strategy, and tactics.

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 8/31/03
-------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, January 2, 1996, through August 31, 2003. Index information is from January 1, 1996.)

                           MFS Strategic
                           Growth Fund -     Russell 1000
                             Class A         Growth Index

              1/96           $ 9,425           $10,000
              8/96            11,433            10,638
              8/97            19,772            14,421
              8/99            33,727            23,893
              8/01            29,190            17,946
              8/03            23,403            15,692

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                       Class
  Share class      inception date     1-yr       3-yr       5-yr       Life*
------------------------------------------------------------------------------
       A              1/02/1996        18.10%    -20.94%      2.34%     12.60%
------------------------------------------------------------------------------
       B              4/11/1997        17.22%    -21.46%      1.69%     11.97%
------------------------------------------------------------------------------
       C              4/11/1997        17.26%    -21.46%      1.69%     12.00%
------------------------------------------------------------------------------
       I              1/02/1997        18.40%    -20.67%      2.72%     12.93%
------------------------------------------------------------------------------
       J             12/31/1999        17.33%    -21.45%      1.88%     12.27%
------------------------------------------------------------------------------
       R             12/31/2002        17.96%    -20.98%      2.32%     12.58%
------------------------------------------------------------------------------
      529A            7/31/2002        17.75%    -21.02%      2.28%     12.56%
------------------------------------------------------------------------------
      529B            7/31/2002        17.00%    -21.20%      2.14%     12.46%
------------------------------------------------------------------------------
      529C            7/31/2002        16.97%    -21.21%      2.14%     12.45%
------------------------------------------------------------------------------

Comparative Benchmarks

----------------------
Average annual
----------------------

------------------------------------------------------------------------------
Average large-cap growth fund+         12.34%    -19.98%      0.29%      5.11%
------------------------------------------------------------------------------
Russell 1000 Growth Index#             14.08%    -21.41%     -0.79%      6.05%
------------------------------------------------------------------------------

Share class

----------------------
Average annual
with sales charge
----------------------

------------------------------------------------------------------------------
       A                               11.31%    -22.49%      1.14%     11.73%
------------------------------------------------------------------------------
       B                               13.22%    -22.14%      1.36%     11.97%
------------------------------------------------------------------------------
       C                               16.26%    -21.46%      1.69%     12.00%
------------------------------------------------------------------------------
       J                               13.81%    -22.24%      1.26%     11.82%
------------------------------------------------------------------------------
      529A                             10.98%    -22.57%      1.08%     11.69%
------------------------------------------------------------------------------
      529B                             13.00%    -21.87%      1.83%     12.46%
------------------------------------------------------------------------------
      529C                             15.97%    -21.21%      2.14%     12.45%
------------------------------------------------------------------------------

I and R class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

----------------------
Cumulative without
sales charge
----------------------

------------------------------------------------------------------------------
       A                               18.10%    -50.59%     12.27%    148.31%
------------------------------------------------------------------------------
       B                               17.22%    -51.56%      8.72%    137.85%
------------------------------------------------------------------------------
       C                               17.26%    -51.55%      8.72%    138.32%
------------------------------------------------------------------------------
       I                               18.40%    -50.07%     14.38%    153.82%
------------------------------------------------------------------------------
       J                               17.33%    -51.53%      9.74%    142.71%
------------------------------------------------------------------------------
       R                               17.96%    -50.65%     12.14%    148.01%
------------------------------------------------------------------------------
      529A                             17.75%    -50.74%     11.93%    147.56%
------------------------------------------------------------------------------
      529B                             17.00%    -51.08%     11.17%    145.87%
------------------------------------------------------------------------------
      529C                             16.97%    -51.09%     11.14%    145.81%
------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, January 2, 1996, through August 31, 2003. Index information is from January
  1, 1996.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

RUSSELL 1000 GROWTH INDEX - The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class J results, including sales charge, reflects the deduction of the maximum 3% sales charge and are available only to residents of Japan. Class R shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 8/31/03
-------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 98.7%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                 $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 94.8%
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.6%
-----------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                    80,600              $2,778,282
-----------------------------------------------------------------------------------------------------
Reebok International Ltd.                                             168,600               5,639,670
-----------------------------------------------------------------------------------------------------
                                                                                           $8,417,952
-----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 5.8%
-----------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                            404,000             $11,885,680
-----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                       636,057              27,573,071
-----------------------------------------------------------------------------------------------------
Fannie Mae                                                            186,500              12,083,335
-----------------------------------------------------------------------------------------------------
MBNA Corp.                                                            450,500              10,514,670
-----------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                256,600               8,044,410
-----------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                  103,500               4,371,840
-----------------------------------------------------------------------------------------------------
SLM Corp.                                                             308,700              12,403,566
-----------------------------------------------------------------------------------------------------
                                                                                          $86,876,572
-----------------------------------------------------------------------------------------------------
Biotechnology - 3.8%
-----------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                          423,200             $27,888,880
-----------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                      242,000              19,214,800
-----------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                        212,600              10,024,090
-----------------------------------------------------------------------------------------------------
                                                                                          $57,127,770
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 8.0%
-----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                              1,309,100             $21,416,876
-----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.*                                   486,900              21,968,928
-----------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                           610,100              17,302,436
-----------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                        308,900              10,107,208
-----------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                   393,735              14,528,821
-----------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                   107,000               5,385,310
-----------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                  345,800              12,964,042
-----------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                   485,400              15,581,340
-----------------------------------------------------------------------------------------------------
                                                                                         $119,254,961
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.2%
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                             234,300             $20,733,207
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                             496,300              26,691,014
-----------------------------------------------------------------------------------------------------
                                                                                          $47,424,221
-----------------------------------------------------------------------------------------------------
Business Services - 3.4%
-----------------------------------------------------------------------------------------------------
BISYS Group, Inc.*                                                    934,760             $17,152,846
-----------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                    236,500               9,365,400
-----------------------------------------------------------------------------------------------------
First Data Corp.                                                      219,200               8,417,280
-----------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.*                                           560,800              15,814,560
-----------------------------------------------------------------------------------------------------
                                                                                          $50,750,086
-----------------------------------------------------------------------------------------------------
Computer Software - 10.3%
-----------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                          130,700              $2,925,066
-----------------------------------------------------------------------------------------------------
BEA Systems, Inc.*                                                    451,300               6,115,115
-----------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                    93,100               3,798,480
-----------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                            326,700              14,338,863
-----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                     2,310,000              61,261,200
-----------------------------------------------------------------------------------------------------
Networks Associates, Inc.*                                          1,173,200              16,330,944
-----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                       1,599,000              20,435,220
-----------------------------------------------------------------------------------------------------
Peoplesoft, Inc.*                                                     168,900               3,057,090
-----------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                               722,679              24,917,972
-----------------------------------------------------------------------------------------------------
                                                                                         $153,179,950
-----------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.2%
-----------------------------------------------------------------------------------------------------
BearingPoint, Inc.*                                                    97,400                $798,680
-----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                 360,400              29,556,404
-----------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.*                                           100,100               2,965,963
-----------------------------------------------------------------------------------------------------
                                                                                          $33,321,047
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.2%
-----------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                   266,900             $17,108,290
-----------------------------------------------------------------------------------------------------

Electrical Equipment - 3.4%
-----------------------------------------------------------------------------------------------------
Danaher Corp.                                                          76,400              $5,901,900
-----------------------------------------------------------------------------------------------------
General Electric Co.                                                  883,600              26,128,052
-----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                               913,104              18,791,680
-----------------------------------------------------------------------------------------------------
                                                                                          $50,821,632
-----------------------------------------------------------------------------------------------------

Electronics - 7.0%
-----------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                                 644,600             $26,428,600
-----------------------------------------------------------------------------------------------------
Linear Technology Corp.                                               347,900              14,340,438
-----------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                       299,100              13,432,581
-----------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                            429,200              12,021,892
-----------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                               202,400               8,087,904
-----------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                               596,600              14,228,910
-----------------------------------------------------------------------------------------------------
Xilinx, Inc.*                                                         528,800              16,308,192
-----------------------------------------------------------------------------------------------------
                                                                                         $104,848,517
-----------------------------------------------------------------------------------------------------
Entertainment - 3.6%
-----------------------------------------------------------------------------------------------------
InterActive Corp.*                                                    545,500             $20,188,955
-----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                     661,213              29,754,585
-----------------------------------------------------------------------------------------------------
Walt Disney Co.                                                       171,700               3,519,850
-----------------------------------------------------------------------------------------------------
                                                                                          $53,463,390
-----------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.0%
-----------------------------------------------------------------------------------------------------
Walgreen Co.                                                          468,500             $15,259,045
-----------------------------------------------------------------------------------------------------

Food & Non Alcoholic Beverages - 1.0%
-----------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                         336,500             $14,987,710
-----------------------------------------------------------------------------------------------------

Gaming & Lodging - 1.0%
-----------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                   372,700              $5,694,856
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                             260,400               8,809,332
-----------------------------------------------------------------------------------------------------
                                                                                          $14,504,188
-----------------------------------------------------------------------------------------------------
General Merchandise - 5.5%
-----------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                         394,000             $24,920,500
-----------------------------------------------------------------------------------------------------
Target Corp.                                                          555,500              22,553,300
-----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                 576,876              34,133,753
-----------------------------------------------------------------------------------------------------
                                                                                          $81,607,553
-----------------------------------------------------------------------------------------------------
Insurance - 5.7%
-----------------------------------------------------------------------------------------------------
American International Group, Inc.                                    286,489             $17,066,150
-----------------------------------------------------------------------------------------------------
Chubb Corp.                                                           195,700              13,295,858
-----------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                               342,560              18,231,043
-----------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                           293,400              14,670,000
-----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., "A"                              1,049,478              16,151,466
-----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., "B"                                 42,434                 657,303
-----------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                   392,440               5,533,404
-----------------------------------------------------------------------------------------------------
                                                                                          $85,605,224
-----------------------------------------------------------------------------------------------------
Medical Equipment - 1.0%
-----------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                       299,500             $14,849,210
-----------------------------------------------------------------------------------------------------

Personal Computers & Peripherals - 1.5%
-----------------------------------------------------------------------------------------------------
Avid Technology, Inc.*                                                110,400              $5,481,360
-----------------------------------------------------------------------------------------------------
Dell, Inc.*                                                           528,000              17,228,640
-----------------------------------------------------------------------------------------------------
                                                                                          $22,710,000
-----------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.2%
-----------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                             457,800             $18,449,340
-----------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.*                                            308,400              14,494,800
-----------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                 342,000              16,956,360
-----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                        1,442,660              43,164,387
-----------------------------------------------------------------------------------------------------
Schering Plough Corp.                                                 824,900              12,530,231
-----------------------------------------------------------------------------------------------------
Wyeth                                                                 397,868              17,048,644
-----------------------------------------------------------------------------------------------------
                                                                                         $122,643,762
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 2.8%
-----------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                           412,450             $13,779,955
-----------------------------------------------------------------------------------------------------
New York Times Co., "A"                                               339,000              15,048,210
-----------------------------------------------------------------------------------------------------
Tribune Co.                                                           280,100              12,954,625
-----------------------------------------------------------------------------------------------------
                                                                                          $41,782,790
-----------------------------------------------------------------------------------------------------
Restaurants - 3.1%
-----------------------------------------------------------------------------------------------------
ARAMARK Corp.*                                                        151,560              $3,789,000
-----------------------------------------------------------------------------------------------------
Brinker International, Inc.*                                          386,700              13,225,140
-----------------------------------------------------------------------------------------------------
McDonald's Corp.                                                      493,600              11,066,512
-----------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                              384,800              14,872,520
-----------------------------------------------------------------------------------------------------
Starbucks Corp.*                                                       95,200               2,707,488
-----------------------------------------------------------------------------------------------------
                                                                                          $45,660,660
-----------------------------------------------------------------------------------------------------
Specialty Stores - 4.9%
-----------------------------------------------------------------------------------------------------
Chico's FAS, Inc.*                                                     38,100              $1,237,869
-----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                      596,500              19,183,440
-----------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                  652,400              13,419,868
-----------------------------------------------------------------------------------------------------
Staples, Inc.*                                                        514,100              12,662,283
-----------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                        634,700              13,747,602
-----------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.*                                                419,700              12,847,017
-----------------------------------------------------------------------------------------------------
                                                                                          $73,098,079
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.8%
-----------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                          203,600             $11,157,280
-----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                2,357,900              45,153,785
-----------------------------------------------------------------------------------------------------
                                                                                          $56,311,065
-----------------------------------------------------------------------------------------------------
Telephone Services
-----------------------------------------------------------------------------------------------------
Winstar Communications, Inc.*                                         281,200                    $281
-----------------------------------------------------------------------------------------------------

Trucking - 1.0%
-----------------------------------------------------------------------------------------------------
Fedex Corp.                                                            67,400              $4,522,540
-----------------------------------------------------------------------------------------------------
United Parcel Service, Inc.                                           156,700               9,834,492
-----------------------------------------------------------------------------------------------------
                                                                                          $14,357,032
-----------------------------------------------------------------------------------------------------
Wireless Communications - 1.8%
-----------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.*                                       1,799,100             $15,508,242
-----------------------------------------------------------------------------------------------------
Sprint Corp. (PCS Group)*                                           2,063,300              10,708,527
-----------------------------------------------------------------------------------------------------
                                                                                          $26,216,769
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                      $1,412,187,756
-----------------------------------------------------------------------------------------------------

Foreign Stocks - 3.9%
-----------------------------------------------------------------------------------------------------
Bermuda - 2.0%
-----------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                  481,600             $15,507,520
-----------------------------------------------------------------------------------------------------
XL Capital Ltd. (Insurance)                                           193,400              14,650,050
-----------------------------------------------------------------------------------------------------
                                                                                          $30,157,570
-----------------------------------------------------------------------------------------------------
Canada - 0.7%
-----------------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications - Wireline)*              3,012,700              $9,791,275
-----------------------------------------------------------------------------------------------------

Finland - 0.7%
-----------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireline)                      691,800             $11,269,422
-----------------------------------------------------------------------------------------------------

Netherlands - 0.2%
-----------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                                 124,340              $3,101,040
-----------------------------------------------------------------------------------------------------

United Kingdom - 0.3%
-----------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Wireless Communications)                     219,833              $4,022,944
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                      $58,342,251
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,495,538,540)                                         $1,470,530,007
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.0%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
DaimlerChrysler N.A., due 9/15/03                                      $3,000              $2,998,565
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank, due 9/02/03                                    10,556              10,555,754
-----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., due 9/24/03                           5,000               4,996,805
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Corp., due 9/12/03                                    3,500               3,498,685
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., due 9/02/03                            7,200               7,199,750
-----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                           $29,249,559
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 4.9%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                 $ VALUE
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                                  73,691,982             $73,691,982
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,598,480,081)                                    $1,573,471,548
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.6)%                                                   (83,845,518)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $1,489,626,030
-----------------------------------------------------------------------------------------------------

* Non-income producing security.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 8/31/03

ASSETS
Investments, at value, including $71,763,837 of
securities on loan (identified cost, $1,598,480,081)         $1,573,471,548
-----------------------------------------------------------------------------------------------------
Cash                                                                    185
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                   7,292,192
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   2,434,045
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                   918,674
-----------------------------------------------------------------------------------------------------
Other assets                                                            890
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,584,117,534
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                               $17,206,534
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                3,033,867
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                       73,691,982
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                     90,499
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                    13,273
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                       71,991
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              383,358
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $94,491,504
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,489,626,030
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $2,794,075,836
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation
of assets and liabilities in foreign currencies                 (25,007,172)
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                (1,277,372,227)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                  (2,070,407)
-----------------------------------------------------------------------------------------------------
Total                                                                                  $1,489,626,030
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  91,118,813
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                   $673,767,102
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             40,671,769
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $16.57
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25 X $16.57)                                                $17.58
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $505,090,472
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             31,563,105
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $16.00
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $141,307,485
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              8,813,739
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $16.03
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                   $163,758,129
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              9,712,775
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $16.86
-----------------------------------------------------------------------------------------------------

Class J shares

  Net assets                                                     $5,118,926
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                321,816
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $15.91
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/97 X $15.91)                                                   $16.40
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R shares

  Net assets                                                       $221,167
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 13,367
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $16.55
-----------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                       $225,377
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 13,644
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $16.52
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25 X 16.52)                                                 $17.53
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $79,052
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  4,950
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.97
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $58,320
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  3,648
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.99
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529A, Class 529B, and Class 529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 8/31/03

NET INVESTMENT LOSS

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                       $11,561,948
-----------------------------------------------------------------------------------------------------
  Interest                                                          1,112,424
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                              (22,279)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $12,652,093
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                  $10,112,920
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                               56,480
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                   1,407,231
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                            2,303,208
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                            4,719,395
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                            1,358,319
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class J)                               46,772
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                  131
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                               340
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                               365
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                               307
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                        243
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                         91
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                         77
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                  130,984
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                       401,586
-----------------------------------------------------------------------------------------------------
  Printing                                                            162,749
-----------------------------------------------------------------------------------------------------
  Postage                                                             249,297
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                        33,076
-----------------------------------------------------------------------------------------------------
  Legal fees                                                           15,308
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                     1,708,622
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $22,707,501
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (114,915)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $22,592,586
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                      $(9,940,493)
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                       $(193,503,054)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                         8,375
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                                                   $(193,494,679)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                    $423,557,676
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                              (13)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                              $423,557,663
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                         $230,062,984
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                   $220,122,491
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                             2003                     2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss                                              $(9,940,493)            $(20,345,724)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                           (193,494,679)            (354,412,084)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                             423,557,663             (204,204,581)
-----------------------------------------------------------    -------------            -------------
Increase (decrease) in net assets from operations               $220,122,491            $(578,962,389)
-----------------------------------------------------------    -------------            -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

In excess of net realized gain on investments and
foreign currency transactions
-----------------------------------------------------------------------------------------------------
  Class A                                                                $--              $(5,134,784)
-----------------------------------------------------------------------------------------------------
  Class B                                                                 --               (3,629,998)
-----------------------------------------------------------------------------------------------------
  Class C                                                                 --               (1,173,523)
-----------------------------------------------------------------------------------------------------
  Class I                                                                 --                 (134,457)
-----------------------------------------------------------------------------------------------------
  Class J                                                                 --                  (28,195)
-----------------------------------------------------------    -------------            -------------
Total distributions declared to shareholders                             $--             $(10,100,957)
-----------------------------------------------------------    -------------            -------------
Net decrease in net assets from fund share transactions        $(131,989,369)           $(119,514,144)
-----------------------------------------------------------    -------------            -------------
Total increase (decrease) in net assets                          $88,133,122            $(708,577,490)
-----------------------------------------------------------    -------------            -------------

NET ASSETS

At beginning of period                                        $1,401,492,908           $2,110,070,398
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $2,070,407 and $1,540,401, respectively)              $1,489,626,030           $1,401,492,908
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 8/31
CLASS A                                            2003              2002               2001              2000            1999
Net asset value, beginning of period             $14.03            $19.22             $39.19            $28.18          $18.79
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                            $(0.07)           $(0.13)            $(0.17)           $(0.28)         $(0.18)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency              2.61             (4.97)            (15.53)            13.13           10.29
------------------------------------------      -------           -------           --------          --------         -------
Total from investment operations                  $2.54            $(5.10)           $(15.70)           $12.85          $10.11
------------------------------------------      -------           -------           --------          --------         -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments
  and foreign currency transactions                 $--               $--             $(4.08)           $(1.84)         $(0.72)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                       --             (0.09)             (0.19)               --              --
------------------------------------------      -------           -------           --------          --------         -------
Total distributions declared to
shareholders                                        $--            $(0.09)            $(4.27)           $(1.84)         $(0.72)
------------------------------------------      -------           -------           --------          --------         -------
Net asset value, end of period                   $16.57            $14.03             $19.22            $39.19          $28.18
------------------------------------------      -------           -------           --------          --------         -------
Total return (%)(+)                               18.10*           (26.70)            (42.93)            47.18           54.40
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:

Expenses##                                         1.41              1.45               1.37              1.32            1.38
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                               (0.46)            (0.74)             (0.67)            (0.78)          (0.69)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   72               116                104               104             112
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                  $673,767          $731,283           $984,529        $1,356,313        $512,994
------------------------------------------------------------------------------------------------------------------------------

  * The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the year ended August 31, 2003 would have been 18.02%.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS B                                            2003               2002              2001              2000            1999

Net asset value, beginning of period             $13.65             $18.80            $38.45            $27.75          $18.59
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                            $(0.16)            $(0.24)           $(0.33)           $(0.49)         $(0.35)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency              2.51              (4.82)           (15.23)            12.92           10.18
------------------------------------------      -------            -------          --------          --------         -------
Total from investment operations                  $2.35             $(5.06)          $(15.56)           $12.43           $9.83
------------------------------------------      -------            -------          --------          --------         -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDER

  From net realized gain on investments
  and foreign currency transactions                 $--                $--            $(3.91)           $(1.73)         $(0.67)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                       --              (0.09)            (0.18)               --              --
------------------------------------------      -------            -------          --------          --------         -------
Total distributions declared to
shareholders                                        $--             $(0.09)           $(4.09)           $(1.73)         $(0.67)
------------------------------------------      -------            -------          --------          --------         -------
Net asset value, end of period                   $16.00             $13.65            $18.80            $38.45          $27.75
------------------------------------------      -------            -------          --------          --------         -------
Total return (%)                                  17.22*            (27.08)           (43.32)            46.23           53.47
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                         2.06               2.10              2.02              1.97            2.03
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                               (1.12)             (1.39)            (1.32)            (1.43)          (1.34)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   72                116               104               104             112
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                  $505,090           $490,326          $820,848        $1,419,290        $656,217
------------------------------------------------------------------------------------------------------------------------------

  * The fund's total return calculation includes a payment received from a non- recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the year ended August 31, 2003 would have been 17.13%.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS C                                              2003               2002              2001            2000            1999

Net asset value, beginning of period               $13.67             $18.84            $38.54          $27.81          $18.63
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                              $(0.16)            $(0.24)           $(0.34)         $(0.49)         $(0.35)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                2.52              (4.84)           (15.25)          12.96           10.20
-----------------------------------------         -------            -------          --------        --------         -------
Total from investment operations                    $2.36             $(5.08)          $(15.59)         $12.47           $9.85
-----------------------------------------         -------            -------          --------        --------         -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDER

  From net realized gain on investments and
  foreign currency transactions                       $--                $--            $(3.93)         $(1.74)         $(0.67)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --              (0.09)            (0.18)             --              --
-----------------------------------------         -------            -------          --------        --------         -------
Total distributions declared to
shareholders                                          $--             $(0.09)           $(4.11)         $(1.74)         $(0.67)
-----------------------------------------         -------            -------          --------        --------         -------
Net asset value, end of period                     $16.03             $13.67            $18.84          $38.54          $27.81
-----------------------------------------         -------            -------          --------        --------         -------
Total return (%)                                    17.26*            (27.13)           (43.29)          46.27           53.40
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                           2.06               2.10              2.02            1.97            2.03
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (1.12)             (1.39)            (1.32)          (1.43)          (1.34)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     72                116               104             104             112
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                    $141,307           $148,930          $270,903        $450,352        $185,784
------------------------------------------------------------------------------------------------------------------------------

  * The fund's total return calculation includes a payment received from a non- recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the year ended August 31, 2003 would have been 17.18%.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS I                                              2003               2002              2001            2000            1999

Net asset value, beginning of period               $14.24             $19.41            $39.53          $28.36          $18.85
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                              $(0.01)            $(0.07)           $(0.08)         $(0.15)         $(0.08)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                2.63              (5.01)           (15.68)          13.22           10.34
-----------------------------------------         -------            -------          --------        --------         -------
Total from investment operations                    $2.62             $(5.08)          $(15.76)         $13.07          $10.26
-----------------------------------------         -------            -------          --------        --------         -------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDER

  From net realized gain on investments and
  foreign currency transactions                       $--                $--            $(4.17)         $(1.90)         $(0.75)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --              (0.09)            (0.19)             --              --
-----------------------------------------         -------            -------          --------        --------         -------
Total distributions declared to
shareholders                                          $--             $(0.09)           $(4.36)         $(1.90)         $(0.75)
-----------------------------------------         -------            -------          --------        --------         -------
Net asset value, end of period                     $16.86             $14.24            $19.41          $39.53          $28.36
-----------------------------------------         -------            -------          --------        --------         -------
Total return (%)                                    18.40*            (26.37)           (42.73)          47.73           55.08
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                           1.06               1.10              1.02            0.97            1.03
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (0.10)             (0.39)            (0.32)          (0.43)          (0.34)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     72                116               104             104             112
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                    $163,758            $26,193           $28,455         $41,292         $24,849
------------------------------------------------------------------------------------------------------------------------------

  * The fund's total return calculation includes a payment received from a non- recurring litigation settlement recorded as a realized gain in the Statement of Operation. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the year ended August 31, 2003 would have been 18.31%.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

                                                                                                           PERIOD ENDED
CLASS J                                                  2003              2002              2001              8/31/00*

Net asset value, beginning of period                   $13.56            $18.69            $38.46                $34.29
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                  $(0.16)           $(0.24)           $(0.34)               $(0.37)
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                       2.51             (4.80)           (15.19)                 4.54
-------------------------------------------------     -------           -------          --------              --------
Total from investment operations                        $2.35            $(5.04)          $(15.53)                $4.17
-------------------------------------------------     -------           -------          --------              --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                           $--               $--            $(4.06)                  $--
------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                        --             (0.09)            (0.18)                   --
-------------------------------------------------     -------           -------          --------              --------
Total distributions declared to shareholders              $--            $(0.09)           $(4.24)                  $--
-------------------------------------------------     -------           -------          --------              --------
Net asset value, end of period                         $15.91            $13.56            $18.69                $13.46
-------------------------------------------------     -------           -------          --------              --------
Total return (%)(+)                                     17.33**          (27.13)           (43.31)                46.55++
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                               2.06              2.10              2.02                  1.97+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (1.12)            (1.39)            (1.32)                (1.43)+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         72               116               104                   104
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $5,119            $4,744            $6,003                $8,551
------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class J shares, December 31, 1999, through August 31, 2000.
 ** The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the year ended August 31, 2003 would have been 17.24%.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class J shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

FOR PERIOD ENDED 8/31

CLASS R                                                                2003*

Net asset value, beginning of period                                  $13.94
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                                 $(0.06)
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                      2.67
---------------------------------------------------------------     --------
Total from investment operations                                       $2.61
---------------------------------------------------------------     --------
Net asset value, end of period                                        $16.55
---------------------------------------------------------------     --------
Total return (%)                                                       18.72++**
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                              1.60+
--------------------------------------------------------------------------------
Net investment loss                                                    (0.60)+
--------------------------------------------------------------------------------
Portfolio turnover                                                        72
--------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                               $221
--------------------------------------------------------------------------------

 * For the period from the inception of Class R shares, December 31, 2002, through August 31, 2003.
** The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the period ended August 31, 2003 would have been 18.64%.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                             YEAR           PERIOD          YEAR          PERIOD          YEAR          PERIOD
                                             ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                            8/31/03        8/31/02*        8/31/03       8/31/02*        8/31/03       8/31/02*
-------------------------------------------------------------------------------------------------------------------------------
                                                  CLASS 529A                     CLASS 529B                    CLASS 529C

Net asset value, beginning of period      $14.03          $13.88         $13.65         $13.51         $13.67         $13.53
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment loss                      $(0.10)         $(0.01)        $(0.19)        $(0.02)        $(0.19)        $(0.02)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on
 investments and foreign currency           2.59            0.16           2.51           0.16           2.51           0.16
------------------------------------     -------          ------         ------         ------         ------         ------
Total from investment operations           $2.49           $0.15          $2.32          $0.14          $2.32          $0.14
------------------------------------     -------          ------         ------         ------         ------         ------
Net asset value, end of period            $16.52          $14.03         $15.97         $13.65         $15.99         $13.67
------------------------------------     -------          ------         ------         ------         ------         ------
Total return (%)                           17.75**          1.08++        17.00**         1.04++        16.97**         1.04++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                  1.67            1.70+          2.33           2.35+          2.30           2.35+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                        (0.69)          (0.74)+        (1.37)         (1.39)+        (1.35)         (1.38)+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            72             116             72            116             72            116
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                    $225              $5            $79             $5            $58             $5
-------------------------------------------------------------------------------------------------------------------------------
 *  For the period from the inception of Class 529 shares, July 31, 2002, through August 31, 2002.
** The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, the total return for the year ended August 31, 2003 would have been 17.66%, 16.91%, and 16.88% for Class 529A,
   Class 529B, and Class 529C, respectively.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Strategic Growth Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $16,238 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $98,677 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, real estate investment trusts, defaulted bonds, and capital losses.

The tax character of distributions declared for the years ended August 31,
2003
and August 31, 2002 was as follows:

                                                        8/31/03         8/31/02
Distributions declared from long-term capital gain          $--     $10,100,957
-------------------------------------------------------------------------------

During the year ended August 31, 2003, accumulated net investment loss decreased by $9,410,487, accumulated net realized loss on investments and foreign currency transactions increased by $8,375, and paid-in capital decreased by $9,402,112 due to differences between book and tax accounting for currency transactions and net operating losses. This change had no effect on the net assets or net asset value per share.

As of August 31, 2003, the components of accumulated losses on a tax basis were as follows:

        Capital loss carryforward                    $(1,127,598,053)
        -------------------------------------------------------------
        Unrealized depreciation                          (37,942,452)
        -------------------------------------------------------------
        Post October Capital loss deferral              (128,838,894)
        -------------------------------------------------------------
        Other temporary differences                      (10,070,407)
        -------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2010, ($827,855,260) and August 31, 2011 ($299,742,793).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees' compensation is a net decrease of $2,501 as a result of the change in the fund's pension liability under this plan and a pension expense of $2,544 for inactive trustees for the year ended August 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

        First $2 billion                                     0.0175%
        ------------------------------------------------------------
        Next $2.5 billion                                    0.0130%
        ------------------------------------------------------------
        Next $2.5 billion                                    0.0005%
        ------------------------------------------------------------
        In excess of $7 billion                              0.0000%
        ------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $90,750 and $430 for the year ended August 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class J, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                           CLASS A     CLASS B     CLASS C     CLASS J     CLASS R     CLASS 529A    CLASS 529B    CLASS 529C

Distribution Fee            0.10%       0.75%       0.75%       0.75%       0.25%         0.25%         0.75%         0.75%
-----------------------------------------------------------------------------------------------------------------------------
Service Fee                 0.25%       0.25%       0.25%       0.25%       0.25%         0.25%         0.25%         0.25%
-----------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan     0.35%       1.00%       1.00%       1.00%       0.50%         0.50%         1.00%         1.00%
-----------------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended August 31, 2003, amounted to:

                           CLASS A     CLASS B     CLASS C     CLASS J     CLASS R     CLASS 529A    CLASS 529B    CLASS 529C
Service Fee Retained
by MFD                     $45,512     $6,626      $6,047        $--        $--            $64           $3            $--
-----------------------------------------------------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the trust may determine. Fees incurred under the distribution plan during the year ended August 31, 2003, were as follows:

Fees incurred under the distribution plan during the year ended August 31, 2003, were as follows:

                           CLASS A     CLASS B     CLASS C     CLASS J     CLASS R     CLASS 529A    CLASS 529B    CLASS 529C

Total Distributi on Plan    0.35%       1.00%       1.00%       1.00%       0.50%         0.35%        1.00%         1.00%
-----------------------------------------------------------------------------------------------------------------------------

Class J shares are available for distribution through Monex, Inc. ("Monex") and Citicorp Securities (Japan) Ltd. ("Citicorp") and their network of financial intermediaries. Monex also serves as the fund's Agent Securities Company in Japan, and in that capacity represents the fund before Japanese regulatory authorities. MFD will pay to Monex and Citicorp all of the service fee and a portion of the distribution fee attributable to Class J shares. Out of the distribution fee, MFD will pay to Monex and Citicorp 0.575% per annum of average daily net assets attributable to Class J shares. A portion of the distribution fee equal to 0.05% per annum of the fund's average daily net assets attributable to Class J shares is paid to Monex to cover its service as the fund's Agent Securities Company. MFD retains the remaining 0.125%.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2003, were as follows:

                           CLASS A    CLASS B   CLASS C  CLASS 529B  CLASS 529C

Contingent Deferred
Sales Charges Imposed       $7,904  $1,154,580  $19,707     $--         $--
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.25% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $937,938,042 and $1,058,875,560, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                             $1,611,415,361
        ----------------------------------------------------------
        Gross unrealized depreciation               $(138,455,308)
        ----------------------------------------------------------
        Gross unrealized appreciation                 100,511,495
        ----------------------------------------------------------
        Net unrealized depreciation                  $(37,943,813)
        ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           Year ended 8/31/03                     Year ended 8/31/02
                                        SHARES             AMOUNT              SHARES             AMOUNT

CLASS A SHARES

Shares sold                            42,067,436         $608,306,358        35,212,674        $619,651,922
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  --                   --           195,640           3,652,199
-------------------------------------------------------------------------------------------------------------
Shares reacquired                     (53,503,806)        (772,007,915)      (34,516,501)       (574,969,713)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)               (11,436,370)       $(163,701,557)          891,813         $48,334,408
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                             4,961,087          $69,388,591         6,038,332        $105,754,339
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  --                   --           181,316           3,296,399
-------------------------------------------------------------------------------------------------------------
Shares reacquired                      (9,331,086)        (128,196,184)      (13,925,881)       (228,513,868)
-------------------------------------------------------------------------------------------------------------
Net decrease                           (4,369,999)        $(58,807,593)       (7,706,233)      $(119,463,130)
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                             1,052,437          $14,991,019         2,391,602         $42,193,783
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  --                   --            53,920             982,704
-------------------------------------------------------------------------------------------------------------
Shares reacquired                      (3,132,660)         (43,273,762)       (5,928,092)        (97,647,804)
-------------------------------------------------------------------------------------------------------------
Net decrease                           (2,080,223)        $(28,282,743)       (3,482,570)       $(54,471,317)
-------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                             8,744,706         $131,236,225           803,507         $13,148,283
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  --                   --             7,096             134,103
-------------------------------------------------------------------------------------------------------------
Shares reacquired                        (871,976)         (12,561,146)         (435,727)         (7,589,556)
-------------------------------------------------------------------------------------------------------------
Net increase                            7,872,730         $118,675,079           374,876          $5,692,830
-------------------------------------------------------------------------------------------------------------

                                           Year ended 8/31/03                     Year ended 8/31/02
                                       SHARES             AMOUNT              SHARES             AMOUNT

CLASS J SHARES
Shares sold                                17,800             $257,229            87,573          $1,400,258
-------------------------------------------------------------------------------------------------------------
Shares reacquired                         (45,778)            (640,054)          (58,851)         (1,022,864)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease)                   (27,978)           $(382,825)           28,722            $377,394
-------------------------------------------------------------------------------------------------------------

                                            Period ended 8/31/03**
                                          SHARES             AMOUNT

CLASS R SHARES
Shares sold                                14,585             $224,566
-------------------------------------------------------------------------------------------------------------
Shares reacquired                          (1,218)             (17,232)
-------------------------------------------------------------------------------------------------------------
Net increase                               13,367             $207,334
-------------------------------------------------------------------------------------------------------------

                                             Year ended 8/31/03                   Period ended 8/31/02*
                                          SHARES             AMOUNT              SHARES             AMOUNT

CLASS 529A SHARES
Shares sold                                13,890             $204,517           374.370              $5,200
-------------------------------------------------------------------------------------------------------------
Shares reacquired                            (620)             (10,129)               --                  --
-------------------------------------------------------------------------------------------------------------
Net increase                               13,270             $194,388           374.370              $5,200
-------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                 4,683              $64,857           389.456              $5,271
-------------------------------------------------------------------------------------------------------------
Shares reacquired                            (122)              (1,880)               --                  --
-------------------------------------------------------------------------------------------------------------
Net increase                                4,561              $62,977           389.456              $5,271
-------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                 3,281              $45,803           384.047              $5,200
-------------------------------------------------------------------------------------------------------------
Shares reacquired                             (17)                (232)               --                  --
-------------------------------------------------------------------------------------------------------------
Net increase                                3,264              $45,571           384.047              $5,200
-------------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class 529 shares, July 31, 2002, through August 31, 2002.
** For the period from the inception of Class R shares, December 31, 2002, through August 31, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $9,642 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust I and Shareholders of
MFS Strategic Growth Fund:

We have audited the accompanying statement of assets and liabilities of MFS Strategic Growth Fund (the Fund) (one of the portfolios constituting MFS Series Trust I), including the portfolio of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Strategic Growth Fund at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                             /s/ ERNST & YOUNG LLP

Boston, Massachusetts
October 10, 2003

------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of the fund, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, (prior to September 2000); Lexington
STEPHEN E. CAVAN (born 11/06/53)                         Funds, Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Ives, Perera and Poorvu, and Ms.
Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              AUDITORS
MFS Fund Distributors, Inc.                              Ernst & Young LLP
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGER
S. Irfan Ali(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number             Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606           8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576           9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             AGF-ANN-10/03 232M

MFS(R) Mutual Funds

ANNUAL REPORT 8/31/03

MFS(R) CASH RESERVE FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms

  o share balances and transactional history with us, our affiliates, or others

  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) CASH RESERVE FUND

Seeks as high a level of current income as is considered consistent with preservation of capital and liquidity.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
------------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
------------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
------------------------------------------------------
MANAGEMENT REVIEW                                  5
------------------------------------------------------
PERFORMANCE SUMMARY                                7
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                           9
------------------------------------------------------
FINANCIAL STATEMENTS                              11
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     19
------------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      25
------------------------------------------------------
TRUSTEES AND OFFICERS                             26
------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      28
------------------------------------------------------
CONTACT INFORMATION                               29
------------------------------------------------------
ASSET ALLOCATION                                  30

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    September 15, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o  global asset management expertise across all asset classes

o  time-tested money management process for pursuing consistent results

o  full spectrum of investment products backed by MFS Original Research(R)

o  resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o  analyzing financial statements and balance sheets

o  talking extensively with companies' customers and competitors

o  developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

During much of the twelve month period ended August 31, 2003, there was uncertainty within the marketplace as well as the geopolitical arena. High levels of jobless claims, volatile energy prices, and the war in Iraq all constrained business and consumer spending. However, once the war in Iraq was declared at an end, confidence in U.S. markets began to return.

After holding short-term interest rates steady for most of 2002, the U.S. Federal Reserve Board (the Fed) unanimously decided to cut short-term rates 50 basis points (0.50%) in November. The Fed stated that the cut was necessary because uncertainty was inhibiting spending, production, and employment. It then held short-term interest rates steady through June 24, 2003. On June 25 citing continued mixed economic data, the Fed cut the federal funds rate by 25 basis points (0.25%) to 1.00%.

SUPPLY AND DEMAND

Throughout much of the period, commercial paper was in short supply. The precarious nature of the economy caused companies to cut costs by reducing overhead, cutting the size of their workforce, and pulling back on merger and acquisition activity. As a result, companies had less need to finance debt through the commercial paper market, and supplies of commercial paper became limited. However, demand for all types of high-quality short-term debt, including commercial paper, remained strong.

FUND POSITIONING

Until the Fed's interest rate cut in June, we had targeted an average maturity for the portfolio at about 50 days. After the cut, we revised our target maturity to 40 to 45 days.

Generally low interest rates throughout the period led us to concentrate portfolio investments in high-quality commercial paper and asset-backed commercial paper. These short-term obligations typically yielded three to five basis points (0.03% to 0.05%) more than discount agency paper of similar maturity. On August 31, 2003, approximately 82% of the portfolio was invested in commercial paper and asset-backed commercial paper. The balance of the portfolio was invested in U.S. government and government-guaranteed issues.

Regardless of market or economic conditions, we will maintain the portfolio's high quality as we focus on the portfolio's objectives of income, capital preservation and liquidity.

Respectfully,

 /s/ Edward L. O'Dette                    /s/ Terri A. Vittozzi

     Edward L. O'Dette                        Terri A. Vittozzi
     Portfolio Manager                        Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 8/31/03
-------------------------------------------------------------------------------

                           Class              Total Return                Current            Current 7-day yield
    Share class        inception date            1 Year               7-day yield(1)          without waiver(1)

         A                9/07/1993               0.69%                    0.52%                    0.42%
------------------------------------------------------------------------------------------------------------------
         B               12/29/1986               0.06%                    0.05%                   (0.58)%
------------------------------------------------------------------------------------------------------------------
         C                4/01/1996               0.06%                    0.05%                   (0.58)%
------------------------------------------------------------------------------------------------------------------
       529A               7/31/2002               0.45%                    0.27%                   (0.18)%
------------------------------------------------------------------------------------------------------------------
       529B               7/31/2002               0.07%                    0.08%                   (0.83)%
------------------------------------------------------------------------------------------------------------------
       529C               7/31/2002               0.07%                    0.04%                   (0.83)%

(1) Based on the latest seven days ended as of August 31, 2003, with dividends annualized. The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

NOTES TO PERFORMANCE SUMMARY

Performance for share classes offered after class B shares includes the performance of the fund's class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investments in the portfolio are not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment, it is possible to lose money by investing in the portfolio. The portfolio's yield will fluctuate with changes in market conditions.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 8/31/03
-------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Commercial Paper - 82.4%
-------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-------------------------------------------------------------------------------------------------------
Abbey National North America, due 9/02/03                             $35,474             $35,472,936
-------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., due 10/31/03                                3,600               3,593,220
-------------------------------------------------------------------------------------------------------
Barton Capital Corp., due 9/19/03 - 11/13/03                           32,556              32,510,960
-------------------------------------------------------------------------------------------------------
BASF AG, due 11/24/03                                                  30,000              29,925,800
-------------------------------------------------------------------------------------------------------
Blue Ridge Asset Funding, due 9/04/03                                  11,000              10,999,038
-------------------------------------------------------------------------------------------------------
BMW U.S. Capital Corp., due 9/02/03                                    41,006              41,004,747
-------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, due 9/19/03 - 10/24/03            41,699              41,654,786
-------------------------------------------------------------------------------------------------------
Citigroup, Inc., due 9/02/03 - 9/25/03                                 41,060              41,042,208
-------------------------------------------------------------------------------------------------------
Corporate Asset Funding, due 10/07/03 - 11/19/03                       37,166              37,111,167
-------------------------------------------------------------------------------------------------------
CRC Funding LLC, due 10/07/03 - 11/05/03                               36,373              36,326,385
-------------------------------------------------------------------------------------------------------
CXC, Inc., due 11/21/03                                                35,400              35,314,774
-------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, due 9/02/03                           41,007              41,005,724
-------------------------------------------------------------------------------------------------------
Falcon Asset Securitization, due 9/22/03                               14,576              14,567,242
-------------------------------------------------------------------------------------------------------
FCAR Owner Trust, due 10/15/03                                         30,000              29,962,233
-------------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 9/02/03 - 11/19/03                 41,080              41,005,515
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group LP, due 11/04/03                                   20,000              19,963,378
-------------------------------------------------------------------------------------------------------
Govco, Inc., due 9/02/03 - 11/25/03                                    41,083              41,005,365
-------------------------------------------------------------------------------------------------------
HBOS Treasury Services PLC, due 9/09/03                                 8,095               8,092,949
-------------------------------------------------------------------------------------------------------
HSBC America, Inc., due 9/04/03                                        10,000               9,999,000
-------------------------------------------------------------------------------------------------------
ING America Insurance Holdings, due 11/17/03                           15,000              14,965,350
-------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp., due 9/30/03                              25,357              25,335,348
-------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, due 9/02/03                                41,006              41,004,747
-------------------------------------------------------------------------------------------------------
New Center Asset Trust, due 9/15/03 - 10/09/03                         35,850              35,819,844
-------------------------------------------------------------------------------------------------------
Preferred Receivables Funding, due 9/10/03                             11,275              11,272,111
-------------------------------------------------------------------------------------------------------
Quincy Capital Corp., due 10/10/03 - 11/10/03                          35,194              35,138,524
-------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., due 9/23/03                               38,100              38,075,320
-------------------------------------------------------------------------------------------------------
Societe Generale North America, due 9/04/03                            20,000              19,998,017
-------------------------------------------------------------------------------------------------------
Thunder Bay Funding, Inc., due 9/12/03 - 9/26/03                       29,684              29,668,999
-------------------------------------------------------------------------------------------------------
UBS Finance, Inc., due 9/02/03                                         41,006              41,004,758
-------------------------------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost and Value                                      $842,840,445
-------------------------------------------------------------------------------------------------------

U.S. Government and Agency Obligations - 17.5%
-------------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, due 10/24/03                                  $19,300             $19,271,018
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., due 11/06/03 - 2/26/
04                                                                     92,800              92,520,475
-------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., due 9/08/03 - 12/03/03                67,800              67,679,298
-------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations,
at Amortized Cost                                                                        $179,470,791
-------------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.5%
-------------------------------------------------------------------------------------------------------
Merrill Lynch, dated 8/29/03, due 9/02/03, total to be
received $4,773,536 (secured by various U.S. Treasury
and Federal Agency obligations in jointly traded
account), at Cost                                                      $4,773              $4,773,000
-------------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value                                         $1,027,084,236
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.4)%                                                    (3,897,726)
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $1,023,186,510
-------------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 8/31/03

ASSETS

Investments, at amortized cost and value                     $1,027,084,236
-----------------------------------------------------------------------------------------------------
Cash                                                                    842
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   1,727,656
-----------------------------------------------------------------------------------------------------
Interest receivable                                                     402
-----------------------------------------------------------------------------------------------------
Other assets                                                          1,643
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,028,814,779
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                               $19,564
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                4,938,690
-----------------------------------------------------------------------------------------------------
Payable to affiliates

-----------------------------------------------------------------------------------------------------
  Management fee                                                     37,628
-----------------------------------------------------------------------------------------------------
  Shareholders servicing agent fee                                    9,198
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                       31,022
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              592,167
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $5,628,269
-----------------------------------------------------------------------------------------------------
Net assets (represented by paid-in capital)                                            $1,023,186,510
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               1,023,186,510
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                   $214,274,576
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                            214,274,576
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $1.00
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $647,268,551
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                            647,268,551
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $1.00
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $159,714,644
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                            159,714,644
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $1.00
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529A shares

  Net assets                                                     $1,163,518
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              1,163,518
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $1.00
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                       $252,825
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                252,825
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $1.00
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $512,396
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                512,396
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $1.00
-----------------------------------------------------------------------------------------------------

A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C,
Class 529B and Class 529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 8/31/03

NET INVESTMENT INCOME

Interest income                                                                           $14,586,358
-----------------------------------------------------------------------------------------------------
Expenses

-----------------------------------------------------------------------------------------------------
  Management fee                                                     $5,701,874
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 26,787
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                     1,078,579
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              7,210,147
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              1,305,375
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                               1,571
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                               2,295
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                               2,677
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                        1,139
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                          575
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                          670
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     98,764
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         351,025
-----------------------------------------------------------------------------------------------------
  Printing                                                               86,387
-----------------------------------------------------------------------------------------------------
  Postage                                                               133,248
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          22,800
-----------------------------------------------------------------------------------------------------
  Legal fees                                                              7,101
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         878,537
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $16,909,551
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (10,260)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and distributor        (4,101,801)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $12,797,490
-----------------------------------------------------------------------------------------------------
Net investment income                                                                      $1,788,868
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                           2003                      2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                            $1,788,868                $5,966,964
-----------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-----------------------------------------------------------------------------------------------------
  Class A                                                       $(1,285,090)              $(2,239,759)
-----------------------------------------------------------------------------------------------------
  Class B                                                          (422,361)               (3,004,221)
-----------------------------------------------------------------------------------------------------
  Class C                                                           (79,677)                 (722,967)
-----------------------------------------------------------------------------------------------------
  Class 529A                                                         (1,461)                      (15)
-----------------------------------------------------------------------------------------------------
  Class 529B                                                           (142)                       (1)
-----------------------------------------------------------------------------------------------------
  Class 529C                                                           (137)                       (1)
---------------------------------------------------------------------------       -------------------
Total distributions declared to shareholders                    $(1,788,868)              $(5,966,964)
---------------------------------------------------------------------------       -------------------
Fund share (principal) transactions at net asset value of
$1.00 per share
-----------------------------------------------------------------------------------------------------
  Net proceeds from sale of shares                           $4,764,397,480            $5,712,729,812
-----------------------------------------------------------------------------------------------------
  Shares issued in reinvestment of distributions                  1,468,162                 5,232,880
-----------------------------------------------------------------------------------------------------
  Shares reacquired                                          (4,885,842,562)           (5,321,669,927)
---------------------------------------------------------------------------       -------------------
Total increase (decrease) in net assets                       $(119,976,920)             $396,292,765
---------------------------------------------------------------------------       -------------------

NET ASSETS

At beginning of period                                       $1,143,163,430              $746,870,665
-----------------------------------------------------------------------------------------------------
At end of period                                             $1,023,186,510            $1,143,163,430
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 8/31

CLASS A                                                2003              2002              2001            2000           1999

Net asset value, beginning of period                  $1.00             $1.00             $1.00           $1.00          $1.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                            $0.01             $0.01             $0.05           $0.05          $0.04
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

  From net investment income                         $(0.01)           $(0.01)           $(0.05)         $(0.05)        $(0.04)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $1.00             $1.00             $1.00           $1.00          $1.00
------------------------------------------------   --------      ------------      ------------      ----------     ----------
Total return (%)                                       0.69              1.49              4.85            5.39           4.33
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                             0.71              0.81              0.80            0.81           0.82
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                  0.70              1.44              4.82            5.18           4.22
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)          $214,275          $242,230          $107,346         $76,062        $98,719
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                 $0.01             $0.01             $0.05           $0.05          $0.04
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                             0.81              0.91              0.90            0.91           0.92
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                  0.60              1.34              4.72            5.08           4.12
------------------------------------------------------------------------------------------------------------------------------

   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS B                                             2003                2002              2001            2000            1999

Net asset value, beginning of period               $1.00               $1.00             $1.00           $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                         $0.00+++            $0.00+++          $0.04           $0.04           $0.03
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

  From net investment income                      $(0.00)+++          $(0.00)+++        $(0.04)         $(0.04)         $(0.03)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00               $1.00             $1.00           $1.00           $1.00
--------------------------------------------------------        ------------       -----------     -----------     -----------
Total return (%)                                    0.06                0.49              3.81            4.35            3.29
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                          1.35                1.81              1.80            1.81            1.82
------------------------------------------------------------------------------------------------------------------------------
Net investment income                               0.06                0.50              3.65            4.18            3.22
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                   $647,269            $741,638          $514,324        $313,782        $541,126
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. The distributor voluntarily waived a portion of its fee for the year ended August 31, 2003. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                              $0.00+++            $0.00+++          $0.04           $0.04           $0.03
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                                          1.81                1.91              1.90            1.91            1.92
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       (0.40)               0.40              3.55            4.08            3.12
------------------------------------------------------------------------------------------------------------------------------

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS C                                             2003                2002              2001            2000            1999

Net asset value, beginning of period               $1.00               $1.00             $1.00           $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                         $0.00+++            $0.00+++          $0.04           $0.04           $0.03
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

  From net investment income                      $(0.00)+++          $(0.00)+++        $(0.04)         $(0.04)         $(0.03)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00               $1.00             $1.00           $1.00           $1.00
---------------------------------------------   --------        ------------       -----------     -----------     -----------
Total return (%)                                    0.06                0.49              3.80            4.32            3.25
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                          1.36                1.81              1.80            1.81            1.82
------------------------------------------------------------------------------------------------------------------------------
Net investment income                               0.06                0.50              3.77            4.15            3.22
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                   $159,715            $159,254          $125,200         $52,426        $105,559
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. The distributor voluntarily waived a portion of its fee for the year ended August 31, 2003. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                              $0.00+++            $0.01             $0.04           $0.04           $0.03
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
Expenses##                                          1.81                1.91              1.90            1.91            1.92
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       (0.39)               0.40              3.67            4.05            3.12
------------------------------------------------------------------------------------------------------------------------------

+++ Per share amount was less than $0.01.

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                               YEAR           PERIOD           YEAR         PERIOD          YEAR         PERIOD
                                              ENDED            ENDED          ENDED          ENDED         ENDED         ENDED
                                             8/31/03         8/31/02*        8/31/03       8/31/02*       8/31/03       8/31/02*
--------------------------------------------------------------------------------------------------------------------------------
                                                    CLASS 529A                     CLASS 529B                   CLASS 529C

Net asset value, beginning of period         $1.00           $1.00           $1.00         $1.00          $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT#
OPERATIONS

 Net investment income(S)                    $0.00+++        $0.00+++        $0.00+++      $0.00+++       $0.00+++      $0.00+++
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

 From net investment income                 $(0.00)+++      $(0.00)+++      $(0.00)+++    $(0.00)+++     $(0.00)+++    $(0.00)+++
---------------------------------------   --------       ---------        --------      --------       --------      --------
Net asset value, end of period               $1.00           $1.00           $1.00         $1.00          $1.00         $1.00
----------------------------------------  --------       ---------        --------      --------       --------      --------
Total return (%)                              0.45            0.08++          0.07          0.01++         0.07          0.01++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                    0.96            1.16+           1.25          2.06+          1.22          2.06+
------------------------------------------------------------------------------------------------------------------------------
Net investment income                         0.33            1.04+           0.06          0.23+          0.05          0.23+
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                    $1,164             $30            $253            $5           $512            $5
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income (loss)                 $0.00           $0.00+++       $(0.01)        $0.00+++      $(0.01)        $0.00+++
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                    1.41            1.26+           2.06          2.16+          2.06          2.16+
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                 (0.12)           0.94+          (0.75)         0.13+         (0.79)         0.13+
------------------------------------------------------------------------------------------------------------------------------
  * For the period from the inception of Class 529 shares, July 31, 2002, through August 31, 2002.
  +  Annualized.
 ++  Not annualized.
+++ Per share data was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith approximates market value. The fund's use of amortized cost is subject to the fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The tax character of distributions declared for the years ended August 31, 2003 and August 31, 2002 was as follows:

                                                       8/31/03         8/31/02
Distributions declared from:
  Ordinary income                                   $1,788,868      $5,966,964
--------------------------------------------------------------------------------

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                         $71,871
--------------------------------------------------------------------------------
Other temporary differences                                           (71,116)
--------------------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the year ended August 31, 2003 were 0.45% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). Included in Trustees' compensation is a pension expense of $5,433 for inactive trustees for the year ended August 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the average daily net assets:

First $2 billion                                                       0.0175%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0130%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0005%
------------------------------------------------------------------------------
In excess of $7 billion                                                0.0000%
------------------------------------------------------------------------------

DISTRIBUTOR - The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                          CLASS A    CLASS B    CLASS C   CLASS 529A   CLASS 529B  CLASS 529C
Distribution Fee            0.10%      0.75%      0.75%        0.25%        0.75%       0.75%
-----------------------------------------------------------------------------------------------
Service Fee                 0.25%      0.25%      0.25%        0.25%        0.25%       0.25%
-----------------------------------------------------------------------------------------------
Total Distribution Plan     0.35%      1.00%      1.00%        0.50%        1.00%       1.00%
-----------------------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee and payment of the 0.25% per annum service fee will commence on such date as the Trustees of the fund may determine. The 0.25% per annum Class 529A service fee and 0.10% of the Class 529A distribution fee are currently being waived. The remaining 0.15% per annum Class 529A distribution fee will be implemented on such a date as the Trustees of the Trust may determine. During the period, MFD voluntarily waived receipt of a portion of the fund's distribution and service fees on Class B, Class C, Class 529B and Class 529C.

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended August 31, 2003, amounted to:

                          CLASS A    CLASS B    CLASS C   CLASS 529A   CLASS 529B  CLASS 529C
Service Fee Retained by MFD  $--    $12,606    $10,143          $--          $--         $--
-----------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended August 31, 2003, were as follows:

                          CLASS A    CLASS B    CLASS C   CLASS 529A   CLASS 529B  CLASS 529C

Total Distribution Plan     0.00%      0.64%      0.65%        0.00%        0.29%       0.26%
-----------------------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2003, were as follows:

                           CLASS A    CLASS B    CLASS C CLASS 529B CLASS 529C

Contingent Deferred
Sales Charges Imposed     $147,728 $4,347,593    $88,997        $--        $--
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, exclusive of securities subject to repurchase agreements, aggregated $31,547,751,855 and $31,717,989,168, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                                    Years ended 8/31
                                                        ----------------------------------------
                                                               2003                 2002
                                                              SHARES               SHARES
CLASS A SHARES

Shares sold                                                  3,685,903,013        3,986,033,273
--------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                                    1,006,107            1,800,677
--------------------------------------------------------------------------------------------------
Shares reacquired                                           (3,714,864,724)      (3,852,949,666)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                                        (27,955,604)         134,884,284
--------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                                    678,419,939        1,187,626,083
--------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                                      389,411            2,774,800
--------------------------------------------------------------------------------------------------
Shares reacquired                                             (773,179,025)        (963,087,116)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                                        (94,369,675)         227,313,767
--------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                                    397,526,433          539,029,715
--------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                                       70,913              657,386
--------------------------------------------------------------------------------------------------
Shares reacquired                                             (397,137,070)        (505,633,043)
--------------------------------------------------------------------------------------------------
Net increase                                                       460,276           34,054,058
--------------------------------------------------------------------------------------------------

                                                            Year ended          Period ended
                                                               2003                 2002*
                                                        -------------------  -------------------

CLASS 529A SHARES

Shares sold                                                      1,303,649               30,200
--------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                                        1,459                   15
--------------------------------------------------------------------------------------------------
Shares reacquired                                                 (171,703)                (102)
--------------------------------------------------------------------------------------------------
Net increase                                                     1,133,405               30,113
--------------------------------------------------------------------------------------------------
*For the period from the inception of Class 529A shares, July 31, 2002, through August 31, 2002.

                                                            Year ended          Period ended
                                                               2003                 2002*
                                                        -------------------  -------------------
                                                              SHARES               SHARES

CLASS 529B SHARES

Shares sold                                                        668,022                5,341
--------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                                          139                    1
--------------------------------------------------------------------------------------------------
Shares reacquired                                                 (420,678)                   --
--------------------------------------------------------------------------------------------------
Net increase                                                       247,483                5,342
--------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                                        576,424                5,200
--------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                                          133                    1
--------------------------------------------------------------------------------------------------
Shares reacquired                                                  (69,362)                  --
--------------------------------------------------------------------------------------------------
Net increase                                                       507,195                5,201
--------------------------------------------------------------------------------------------------
*For the period from the inception of Class 529B shares and 529C shares, July 31, 2002, through
 August 31, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $7,563 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees of MFS Series Trust I and the Shareholders of MFS Cash Reserve
Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Cash Reserve Fund (one of the series comprising MFS Series Trust I) (the "Trust") as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MFS Cash Reserve Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 9, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I (of which the fund is a series), including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman
                                                         Massachusetts Financial Services Company, Vice
JOHN W. BALLEN (born 09/12/59)                           President (since August 2000); UAM Fund Services,
Trustee and President                                    Senior Vice President (prior to August 2000)
Massachusetts Financial Services Company, Chief
Executive Officer and Director                           RICHARD M. HISEY (born 08/29/58)
                                                         Treasurer
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Massachusetts Financial Services Company, Senior
Assistant Secretary and Assistant Clerk                  Vice President (since July 2002); The Bank of New
Massachusetts Financial Services Company, Senior         York, Senior Vice President (September 2000 to
Vice President and Associate General Counsel             July 2002); Lexington Global Asset Managers, Inc.,
                                                         Executive Vice President and Chief Financial
STEPHEN E. CAVAN (born 11/06/53)                         Officer (prior to September 2000); Lexington
Secretary and Clerk                                      Funds, Treasurer (prior to September 2000)
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary            ELLEN MOYNIHAN (born 11/13/57)
                                                         Assistant Treasurer
STEPHANIE A. DESISTO (born 10/01/53)                     Massachusetts Financial Services Company, Vice
Assistant Treasurer                                      President
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers             JAMES O. YOST (born 06/12/60)
Harriman & Co., Senior Vice President (November          Assistant Treasurer
2002 to April 2003); ING Groep N.V./Aeltus               Massachusetts Financial Services Company, Senior
Investment Management, Senior Vice President             Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Mrs. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith,
were elected by shareholders and have served as a Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741               225 Franklin Street, Boston, MA 02110


DISTRIBUTOR                                              AUDITORS
MFS Fund Distributors, Inc.                              Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741

PORTFOLIO MANAGERS
Edward L. O'Dette(1)
Terri A. Vittozzi(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606      8 a.m. to 8 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576      9 a.m. to 5 p.m., any
                                                 business day
--------------------------------------------------------------------------------
Shares prices, account       1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required 24 hours a day,
bond outlooks                365 days a year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116
                                                             LMM-ANN-10/03 90M

MFS(R) Mutual Funds
ANNUAL REPORT 8/31/03


MFS(R) Core Growth Fund

A path for pursuing opportunity


                                                    [MFS Logo](R)
                                                 INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call

1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) CORE GROWTH FUND

The fund seeks capital appreciation.

              TABLE OF CONTENTS
              ----------------------------------------------------

              MFS PRIVACY POLICY
              ----------------------------------------------------
              LETTER FROM THE CHAIRMAN                           1
              ----------------------------------------------------
              MFS ORIGINAL RESEARCH(R)                           4
              ----------------------------------------------------
              MANAGEMENT REVIEW                                  5
              ----------------------------------------------------
              PERFORMANCE SUMMARY                                8
              ----------------------------------------------------
              PORTFOLIO OF INVESTMENTS                          11
              ----------------------------------------------------
              FINANCIAL STATEMENTS                              18
              ----------------------------------------------------
              NOTES TO FINANCIAL STATEMENTS                     28
              ----------------------------------------------------
              INDEPENDENT AUDITORS' REPORT                      35
              ----------------------------------------------------
              TRUSTEES AND OFFICERS                             36
              ----------------------------------------------------
              MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       38
              ----------------------------------------------------
              FEDERAL TAX INFORMATION                           39
              ----------------------------------------------------
              CONTACT INFORMATION                               40
              ----------------------------------------------------
              ASSET ALLOCATION                                  41

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    September 15, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------
MFS Original Research

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

The 12-month period ended August 31, 2003, proved extremely volatile but rewarding for patient, long-term investors. Nearly all asset classes showed positive performance for the period, and a second-quarter 2003 rally gave investors in U.S. stocks their best quarter in many years.

In retrospect, the stock market appears to us to have bottomed in the September 2002 to March 2003 time frame, driven down largely by a weak economy, corporate scandals, and geopolitical uncertainty over Iraq and North Korea. As major fighting ended in Iraq and investors became more confident in the market, we believe there was an important shift in investor sentiment. There appeared to be a return to a more rational view of stock values, one that stood in stark contrast to the exuberance that dominated the market from about 1998 to 2000 and the fear that seemed the primary motivation for investors for the three years that followed. It appears to us that, toward the end of the period, the market was being driven more by company fundamentals - basic business factors such as earnings and cash flow growth - than we have seen in some time.

DETRACTORS FROM PERFORMANCE

While fund performance was positive for the period, we did not fully participate in the market's gains; the portfolio underperformed its benchmark, the Russell 1000 Growth Index, and its Lipper large cap growth peers.

The fund's relatively cautious stance among technology stocks in general, and makers of electronics specifically, was the biggest detractor from performance during the period. Worries that weak corporate technology spending and excess capacity would dampen profits abated during the period, as inventories contracted and certain product markets, such as laptop PCs, showed surprising strength. Our holding in Analog Devices clearly benefited from this shift; however, that gain was more than offset by our underweighted positions in semiconductor titans such as Intel.

              -----------------------------------------------
              TOP 5 STOCK HOLDINGS
              AS OF 8/31/03

              MICROSOFT CORP.                            4.0%
              Computer software and systems company
              -----------------------------------------------
              WAL-MART STORES, INC.                      2.9%
              General merchandise retailer
              -----------------------------------------------
              VIACOM, INC.                               2.7%
              Diversified media and entertainment company
              -----------------------------------------------
              TARGET CORP.                               2.5%
              General merchandise retailer
              -----------------------------------------------
              INTEL CORP.                                2.2%
              Semiconductor manufacturer
              -----------------------------------------------
              The portfolio is actively managed, and current holdings may be different.
              -----------------------------------------------

Positioning among industrial goods and services firms also detracted from results. Our holding in Northrop Grumman was noteworthy in this regard. Northrop's stock lost traction during the period as a number of one-time charges masked otherwise good operating performance. The fund's shares in Lockheed Martin also fell in price and were sold out of the portfolio.

Our holding in hospital firm Tenet Healthcare also detracted from results. Its shares fell on news that the firm had increased revenues by using a loophole in Medicare regulations. In the business services area, our position in payroll and transaction processor Automatic Data Processing also hurt performance.

CONTRIBUTORS TO PERFORMANCE

Health care, consumer staples, and financial services were the fund's strongest sectors, relative to its benchmark. In health care, results were helped by our holding in Forest Laboratories, a pharmaceutical firm whose products include Lexapro and Celexa for the treatment of depression. Our emphasis on biotechnology concerns also boosted returns. For example, Genentech shares climbed dramatically following the release of favorable test results for the company's colon cancer product, Avastin. This compound may be the first of a new generation of medications designed to combat cancer by cutting off blood supply to tumors. Amgen was another strong contributor in the biotech area.

In the consumer staples sector, stock selection and a relative underweighting helped performance. Our Avon position performed well as the company's sales leadership and supply chain initiatives boosted both revenue and earnings growth. As more defensive consumer staples stocks began to fall out of favor, especially during the second-quarter 2003 rally, the fund benefited from not owning Kimberly Clark and from largely avoiding Coca-Cola, which was not held in the portfolio at period end.

In the financial services sector, the portfolio's focus on capital-markets-sensitive franchises such as Goldman Sachs helped performance as bond spreads narrowed, trading volumes rose, and security underwriting activity showed signs of renewed life. The fund's positions in home loan provider Fannie Mae and student loan provider SLM Corp. also added to results.

     Respectfully,

 /s/ Stephen Pesek

     Stephen Pesek
     Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 8/31/03
--------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. It is not possible to invest directly in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, January 2, 1996, through August 31, 2003. Index information is from January 1, 1996.)

                                MFS Core
                              Growth Fund -          Russell 1000
                                Class A              Growth Index

              1/96              $ 9,425                $10,000
              8/97               16,876                 15,084
              8/99               28,323                 24,221
              8/01               27,198                 17,674
              8/03               23,204                 15,692

TOTAL RETURNS
--------------------
  Average annual
without sales charge
--------------------

                       Class
  Share class      inception date     1-yr       3-yr       5-yr       Life*
------------------------------------------------------------------------------
       A              1/02/1996         9.00%    -18.51%      4.80%     12.48%
------------------------------------------------------------------------------
       B             12/31/1999         8.22%    -19.03%      4.32%     12.14%
------------------------------------------------------------------------------
       C             12/31/1999         8.29%    -19.02%      4.35%     12.16%
------------------------------------------------------------------------------
       I              1/02/1997         9.42%    -18.21%      5.09%     12.70%
------------------------------------------------------------------------------
       R             12/31/2002         9.00%    -18.51%      4.80%     12.48%
------------------------------------------------------------------------------

--------------------
  Average annual
--------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average large cap growth fund+         12.34%    -19.98%      0.29%      5.11%
------------------------------------------------------------------------------
Russell 1000 Growth Index#             14.08%    -21.41%     -0.79%      6.05%
------------------------------------------------------------------------------

--------------------
  Average annual
 with sales charge
--------------------

  Share class                         1-yr       3-yr       5-yr       Life*
------------------------------------------------------------------------------
       A                                2.73%    -20.10%      3.57%     11.61%
------------------------------------------------------------------------------
       B                                4.22%    -19.82%      3.99%     12.14%
------------------------------------------------------------------------------
       C                                7.29%    -19.02%      4.35%     12.16%
------------------------------------------------------------------------------

I and R class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                                9.00%    -45.88%     26.44%    146.20%
------------------------------------------------------------------------------
       B                                8.22%    -46.92%     23.57%    140.62%
------------------------------------------------------------------------------
       C                                8.29%    -46.90%     23.70%    140.87%
------------------------------------------------------------------------------
       I                                9.42%    -45.29%     28.20%    149.95%
------------------------------------------------------------------------------
       R                                9.00%    -45.88%     26.44%    146.20%
------------------------------------------------------------------------------


* For the period from the commencement of the fund's investment operations, January 2, 1996, through August 31, 2003. Index information is from January 1, 1996.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
#  Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

RUSSELL 1000 GROWTH INDEX - measures the performance of large-cap U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in small and/or emerging growth companies is riskier than investing in more-established companies.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS- 8/31/03
-------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is divided by broad-based asset classes.

Stocks - 98.6%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-------------------------------------------------------------------------------------------------------
U.S. Stocks - 95.5%
-------------------------------------------------------------------------------------------------------
Aerospace - 1.6%
-------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                  109,200           $10,426,416
-------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                25,000             2,006,250
-------------------------------------------------------------------------------------------------------
                                                                                          $12,432,666
-------------------------------------------------------------------------------------------------------
Airlines - 0.3%
-------------------------------------------------------------------------------------------------------
JetBlue Airways Corp.*                                                   47,000            $2,533,300
-------------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.7%
-------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                          98,900            $5,635,322
-------------------------------------------------------------------------------------------------------

Automotive - 0.2%
-------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                    37,900            $1,888,178
-------------------------------------------------------------------------------------------------------

Banks & Credit Companies - 6.7%
-------------------------------------------------------------------------------------------------------
American Express Co.                                                    227,900           $10,266,895
-------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                         338,000            14,652,300
-------------------------------------------------------------------------------------------------------
Countrywide Credit Industries, Inc.                                      25,000             1,696,250
-------------------------------------------------------------------------------------------------------
Fannie Mae                                                               52,000             3,369,080
-------------------------------------------------------------------------------------------------------
MBNA Corp.                                                              330,200             7,706,868
-------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                     46,200             1,951,488
-------------------------------------------------------------------------------------------------------
SLM Corp.                                                               304,500            12,234,810
-------------------------------------------------------------------------------------------------------
                                                                                          $51,877,691
-------------------------------------------------------------------------------------------------------
Biotechnology - 3.6%
-------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                            252,600           $16,646,340
-------------------------------------------------------------------------------------------------------
Celgene Corp.*                                                           19,500               750,555
-------------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                         61,000             4,843,400
-------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                   46,500             3,101,550
-------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                         56,100             1,956,207
-------------------------------------------------------------------------------------------------------
                                                                                          $27,298,052
-------------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 5.5%
-------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                                  576,000            $9,423,360
-------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.*                                     370,300            16,707,936
-------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                     210,700             6,268,325
-------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                      50,000             1,845,000
-------------------------------------------------------------------------------------------------------
Liberty Media Corp.*                                                    648,200             7,843,220
-------------------------------------------------------------------------------------------------------
                                                                                          $42,087,841
-------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.7%
-------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                 50,000            $2,159,500
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                               121,600            10,760,384
-------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                50,000               863,500
-------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                               269,800            14,509,844
-------------------------------------------------------------------------------------------------------
                                                                                          $28,293,228
-------------------------------------------------------------------------------------------------------
Business Services - 1.2%
-------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                          38,700            $1,544,517
-------------------------------------------------------------------------------------------------------
Computer Sciences Corp.*                                                 60,000             2,554,200
-------------------------------------------------------------------------------------------------------
First Data Corp.                                                         98,200             3,770,880
-------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                            45,400             1,634,400
-------------------------------------------------------------------------------------------------------
                                                                                           $9,503,997
-------------------------------------------------------------------------------------------------------
Chemicals - 1.8%
-------------------------------------------------------------------------------------------------------
3M Co.                                                                   88,600           $12,622,842
-------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                         42,800             1,477,884
-------------------------------------------------------------------------------------------------------
                                                                                          $14,100,726
-------------------------------------------------------------------------------------------------------
Computer Software - 9.9%
-------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                            200,000            $4,476,000
-------------------------------------------------------------------------------------------------------
BEA Systems, Inc.*                                                      232,100             3,144,955
-------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.*                                           108,400             1,541,448
-------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                     100,000             4,080,000
-------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                               52,600             2,308,614
-------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       1,150,000            30,498,000
-------------------------------------------------------------------------------------------------------
Network Associates, Inc.*                                               200,000             2,784,000
-------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                           978,300            12,502,674
-------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                         124,900             7,173,007
-------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                 223,100             7,692,488
-------------------------------------------------------------------------------------------------------
                                                                                          $76,201,186
-------------------------------------------------------------------------------------------------------

Computer Software - Systems - 2.5%
-------------------------------------------------------------------------------------------------------
EMC Corp.*                                                              394,400            $5,028,600
-------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                     154,700             3,081,624
-------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                   112,800             9,250,728
-------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.*                                              50,200             1,487,426
-------------------------------------------------------------------------------------------------------
                                                                                          $18,848,378
-------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.3%
-------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                     212,300           $13,608,430
-------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                    132,400            11,557,196
-------------------------------------------------------------------------------------------------------
                                                                                          $25,165,626
-------------------------------------------------------------------------------------------------------
Consumer Services - 0.9%
-------------------------------------------------------------------------------------------------------
Autobytel, Inc.*                                                        200,000            $1,702,000
-------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                 122,400             5,523,912
-------------------------------------------------------------------------------------------------------
                                                                                           $7,225,912
-------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.6%
-------------------------------------------------------------------------------------------------------
General Electric Co.                                                    244,700            $7,235,779
-------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                 602,400            12,397,392
-------------------------------------------------------------------------------------------------------
                                                                                          $19,633,171
-------------------------------------------------------------------------------------------------------
Electronics - 6.9%
-------------------------------------------------------------------------------------------------------
Agere Systems, Inc., "B"*                                               166,000              $473,100
-------------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                                   254,100            10,418,100
-------------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                                124,400             2,687,040
-------------------------------------------------------------------------------------------------------
Broadcom Corp., "A"*                                                     59,700             1,640,556
-------------------------------------------------------------------------------------------------------
Intel Corp.                                                             594,700            17,020,314
-------------------------------------------------------------------------------------------------------
International Rectifier Corp.*                                           25,000             1,039,750
-------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                 203,200             8,375,904
-------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                              153,800             4,307,938
-------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                 123,000             4,915,080
-------------------------------------------------------------------------------------------------------
Xilinx, Inc.*                                                            77,300             2,383,932
-------------------------------------------------------------------------------------------------------
                                                                                          $53,261,714
-------------------------------------------------------------------------------------------------------
Entertainment - 4.6%
-------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                                       409,700            $8,398,850
-------------------------------------------------------------------------------------------------------
InterActive Corp.*                                                      182,700             6,761,727
-------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                       450,400            20,268,000
-------------------------------------------------------------------------------------------------------
                                                                                          $35,428,577
-------------------------------------------------------------------------------------------------------

Food & Drug Stores - 0.5%
-------------------------------------------------------------------------------------------------------
CVS Corp.                                                               121,500            $3,960,900
-------------------------------------------------------------------------------------------------------

Food & Non Alcoholic Beverages - 1.4%
-------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                           241,400           $10,751,956
-------------------------------------------------------------------------------------------------------

Gaming & Lodging - 1.1%
-------------------------------------------------------------------------------------------------------
Carnival Corp.                                                          171,700            $5,939,103
-------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.*                                                        64,000             2,320,640
-------------------------------------------------------------------------------------------------------
                                                                                           $8,259,743
-------------------------------------------------------------------------------------------------------
General Merchandise - 6.9%
-------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                           186,900           $11,821,425
-------------------------------------------------------------------------------------------------------
Target Corp.                                                            476,200            19,333,720
-------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                   371,100            21,957,987
-------------------------------------------------------------------------------------------------------
                                                                                          $53,113,132
-------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.3%
-------------------------------------------------------------------------------------------------------
Aetna, Inc.                                                              34,500            $1,966,500
-------------------------------------------------------------------------------------------------------

Insurance - 2.6%
-------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                              81,900            $2,621,619
-------------------------------------------------------------------------------------------------------
American International Group, Inc.                                      262,600            15,643,082
-------------------------------------------------------------------------------------------------------
Chubb Corp.                                                              28,600             1,943,084
-------------------------------------------------------------------------------------------------------
                                                                                          $20,207,785
-------------------------------------------------------------------------------------------------------
Internet - 0.6%
-------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                              85,200            $4,731,156
-------------------------------------------------------------------------------------------------------

Leisure & Toys
-------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                              4,900                90,650
-------------------------------------------------------------------------------------------------------

Machinery & Tools - 0.4%
-------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.                                                  53,700            $3,196,224
-------------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 1.4%
-------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                      135,000            $3,392,550
-------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                   50,000             1,961,000
-------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                 243,100             3,901,755
-------------------------------------------------------------------------------------------------------
WebMD Corp.*                                                            132,600             1,365,780
-------------------------------------------------------------------------------------------------------
                                                                                          $10,621,085
-------------------------------------------------------------------------------------------------------

Medical Equipment - 3.4%
-------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                 14,500              $871,450
-------------------------------------------------------------------------------------------------------
Guidant Corp.                                                           118,300             5,938,660
-------------------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                        17,641             1,017,356
-------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                         212,400            10,530,792
-------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                  81,000             4,217,670
-------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                  150,000             3,418,500
-------------------------------------------------------------------------------------------------------
                                                                                          $25,994,428
-------------------------------------------------------------------------------------------------------
Oil Services - 1.5%
-------------------------------------------------------------------------------------------------------
Noble Corp.*                                                            144,500            $5,228,010
-------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                       124,600             6,168,946
-------------------------------------------------------------------------------------------------------
                                                                                          $11,396,956
-------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.5%
-------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                             383,300           $12,507,079
-------------------------------------------------------------------------------------------------------
Seagate Technology                                                      188,800             4,344,288
-------------------------------------------------------------------------------------------------------
Solectron Corp.*                                                        420,300             2,492,379
-------------------------------------------------------------------------------------------------------
                                                                                          $19,343,746
-------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.9%
-------------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                               112,700            $4,541,810
-------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.*                                               97,700             4,591,900
-------------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                   210,900            10,456,422
-------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                        59,300             3,945,229
-------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                            430,300            12,874,576
-------------------------------------------------------------------------------------------------------
Wyeth Co.                                                               212,100             9,088,485
-------------------------------------------------------------------------------------------------------
                                                                                          $45,498,422
-------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
-------------------------------------------------------------------------------------------------------
Tribune Co.                                                             100,000            $4,625,000
-------------------------------------------------------------------------------------------------------

Restaurants - 1.8%
-------------------------------------------------------------------------------------------------------
Brinker International, Inc.*                                             59,900            $2,048,580
-------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                        223,600             5,013,112
-------------------------------------------------------------------------------------------------------
Starbucks Corp.*                                                        237,900             6,765,876
-------------------------------------------------------------------------------------------------------
                                                                                          $13,827,568
-------------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.2%
-------------------------------------------------------------------------------------------------------
Airgas, Inc.                                                             75,000            $1,404,750
-------------------------------------------------------------------------------------------------------

Specialty Stores - 4.5%
-------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                                 49,800            $2,142,894
-------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.*                                                     133,800             6,958,938
-------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                               100,000             1,043,000
-------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                        127,500             4,100,400
-------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                       171,000             9,381,060
-------------------------------------------------------------------------------------------------------
PETsMART, Inc.*                                                         100,000             2,392,000
-------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                            54,600             2,125,032
-------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                          307,900             6,669,114
-------------------------------------------------------------------------------------------------------
                                                                                          $34,812,438
-------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.3%
-------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                    863,000           $16,526,450
-------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.*                                                  44,600               768,012
-------------------------------------------------------------------------------------------------------
                                                                                          $17,294,462
-------------------------------------------------------------------------------------------------------
Trucking - 0.6%
-------------------------------------------------------------------------------------------------------
FedEx Corp.                                                              45,000            $3,019,500
-------------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                                 50,000             1,237,500
-------------------------------------------------------------------------------------------------------
                                                                                           $4,257,000
-------------------------------------------------------------------------------------------------------
Wireless Communications - 1.0%
-------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.*                                           567,600            $4,892,712
-------------------------------------------------------------------------------------------------------
Sprint Corp. (PCS Group)*                                               585,000             3,036,150
-------------------------------------------------------------------------------------------------------
                                                                                           $7,928,862
-------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                        $734,698,328
-------------------------------------------------------------------------------------------------------

Foreign Stocks - 3.1%
-------------------------------------------------------------------------------------------------------
Bermuda - 0.8%
-------------------------------------------------------------------------------------------------------
ACE Ltd. (Insurance)                                                    100,000            $3,220,000
-------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A" (Insurance)                                         37,200             2,817,900
-------------------------------------------------------------------------------------------------------
                                                                                           $6,037,900
-------------------------------------------------------------------------------------------------------
Canada
-------------------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications - Wireline)*                   70,100              $227,825
-------------------------------------------------------------------------------------------------------

Finland - 0.3%
-------------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireline)                        154,900            $2,523,321
-------------------------------------------------------------------------------------------------------

Germany - 1.0%
-------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                                191,400            $7,572,861
-------------------------------------------------------------------------------------------------------

Netherlands - 0.2%
-------------------------------------------------------------------------------------------------------
ASML Holding N.V. (Electronics)*                                         97,700            $1,553,430
-------------------------------------------------------------------------------------------------------

Taiwan - 0.7%
-------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR
(Electronics)                                                           430,068            $5,066,201
-------------------------------------------------------------------------------------------------------

United Kingdom - 0.1%
-------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Communications)*                           400,000              $730,383
-------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                      $23,711,921
-------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $643,946,998)                                             $758,410,249
-------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 2.9%
-------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                                    22,052,188           $22,052,188
-------------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.0%
-------------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Consolidated Discount Notes,
due 9/02/03                                                             $13,556           $13,555,684
-------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Discount Notes, due 9/02/03                    9,295             9,294,716
-------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                           $22,850,400
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $688,849,586)                                        $803,312,837
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (4.5)%                                                   (34,467,474)
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $768,845,363
-------------------------------------------------------------------------------------------------------
*Non-income producing security.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 8/31/03

ASSETS

Investments, at value, including $21,341,017 of securities
on loan (identified cost, $688,849,586)                          $803,312,837
-----------------------------------------------------------------------------------------------------
Cash                                                                      640
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                     2,528,117
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                     3,682,665
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                     530,404
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $810,054,663
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for fund shares reacquired                                 $1,551,704
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                  17,259,922
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                         22,052,188
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                       47,408
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                         36,118
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                261,960
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $41,209,300
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $768,845,363
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $901,463,608
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                      114,462,928
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (246,977,436)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                      (103,737)
-----------------------------------------------------------------------------------------------------
Total                                                                                    $768,845,363
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  53,757,879
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                     $496,271,288
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               34,432,812
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $14.41
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25 X $14.41)                                                $15.29
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares

  Net assets                                                     $155,601,667
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               11,040,421
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.09
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $110,786,410
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                7,859,811
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.10
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                       $4,317,380
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  295,175
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption
  price per share                                                                              $14.63
-----------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                       $1,868,618
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  129,660
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption
  price per share                                                                              $14.41
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 8/31/03

NET INVESTMENT LOSS

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                         $5,533,773
-----------------------------------------------------------------------------------------------------
  Interest                                                             218,618
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (66,949)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $5,685,442
-----------------------------------------------------------------------------------------------------

Expenses

-----------------------------------------------------------------------------------------------------
  Management fee                                                    $4,929,383
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                17,356
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      686,773
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                             1,516,518
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             1,283,344
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               909,187
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                 2,369
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    64,349
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        281,778
-----------------------------------------------------------------------------------------------------
  Printing                                                              74,536
-----------------------------------------------------------------------------------------------------
  Postage                                                               70,976
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         33,674
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             4,057
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        794,017
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $10,668,317
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (172,461)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $10,495,856
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(4,810,414)
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                         $(46,093,963)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        (54,059)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                                                    $(46,148,022)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)

-----------------------------------------------------------------------------------------------------
  Investments                                                     $111,641,152
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies             (466)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                              $111,640,686
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                          $65,492,664
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $60,682,250
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                                  2003                   2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment loss                                               $(4,810,414)            $(5,026,422)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                             (46,148,022)           (159,458,811)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                              111,640,686              11,758,109
-----------------------------------------------------------   ---------------       -----------------
Increase (decrease) in net assets from operations                 $60,682,250           $(152,727,124)
-----------------------------------------------------------   ---------------       -----------------
Net increase in net assets from fund share transactions           $88,713,665            $539,015,264
-----------------------------------------------------------   ---------------       -----------------
Total increase in net assets                                     $149,395,915            $386,288,140
-----------------------------------------------------------   ---------------       -----------------

NET ASSETS

At beginning of period                                           $619,449,448            $233,161,308
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $103,737 and $50,061, respectively)                           $768,845,363            $619,449,448
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL  HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).
This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 8/31

CLASS A                                                2003              2002              2001            2000           1999

Net asset value, beginning of period                 $13.22            $16.89            $27.51          $19.46         $14.44
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                    $(0.07)           $(0.12)           $(0.11)         $(0.16)           $--
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                     1.26             (3.55)            (9.73)           9.75           7.34
------------------------------------------------   --------      ------------      ------------      ----------     ----------
Total from investment operations                      $1.19            $(3.67)           $(9.84)          $9.59          $7.34
------------------------------------------------   --------      ------------      ------------      ----------     ----------

LESS DISTRIBUTIONS

  From net realized gain on investments and
  foreign currency transactions                         $--               $--            $(0.53)         $(1.54)        $(2.32)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments
  and foreign currency transactions                      --                --             (0.25)             --             --
------------------------------------------------   --------      ------------      ------------      ----------     ----------
Total distributions                                     $--               $--            $(0.78)         $(1.54)        $(2.32)
------------------------------------------------   --------      ------------      ------------      ----------     ----------
Net asset value, end of period                       $14.41            $13.22            $16.89          $27.51         $19.46
------------------------------------------------   --------      ------------      ------------      ----------     ----------
Total return (%)(+)                                    9.00            (21.73)           (36.57)          51.38          54.33
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                             1.42              1.47              1.52            1.25           0.88
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                   (0.52)            (0.76)            (0.56)          (0.69)         (0.01)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      312               257               283             303            240
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)          $496,271          $417,986          $111,062         $10,833         $1,837
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees from January 1, 2000 through July 30, 2002. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets.
   Prior to January 1, 2000, the investment adviser and distributor voluntarily waived their fees. In consideration, the fund paid the investment adviser a fee not greater than 1.50% of average daily net assets. To the extent actual expenses were over these limitations, and the waivers had not been in place, the net investment loss and ratios would have been:

Net investment loss                                      --            $(0.11)           $(0.12)         $(0.39)        $(0.22)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                               --              1.43              1.57            2.20           2.13
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                      --             (0.72)            (0.61)          (1.64)         (1.26)
------------------------------------------------------------------------------------------------------------------------------

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

                                                                                                            PERIOD ENDED
CLASS B                                                    2003              2002             2001              8/31/00*

Net asset value, beginning of period                     $13.01            $16.72           $27.41                $23.88
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                 $(0.15)           $(0.22)          $(0.23)               $(0.28)
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         1.23             (3.49)           (9.70)                 3.81
-----------------------------------------------------   -------      ------------      -----------      ----------------
Total from investment operations                          $1.08            $(3.71)          $(9.93)                $3.53
-----------------------------------------------------   -------      ------------      -----------      ----------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                             $--               $--           $(0.52)                  $--
------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                          --                --            (0.24)                   --
-----------------------------------------------------   -------      ------------      -----------      ----------------
Total distributions                                         $--               $--           $(0.76)                  $--
-----------------------------------------------------   -------      ------------      -----------      ----------------
Net asset value, end of period                           $14.09            $13.01           $16.72                $27.41
-----------------------------------------------------   -------      ------------      -----------      ----------------
Total return (%)                                           8.22            (22.13)          (37.01)                14.74++
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                 2.07              2.12             2.17                  2.15+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                       (1.18)            (1.41)           (1.20)                (1.51)+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          312               257              283                   303
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $155,602          $114,619          $68,839                $8,795
------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees from January 1, 2000 through July 30,
   2002. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                          --            $(0.21)          $(0.24)               $(0.40)
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                   --              2.08             2.22                  2.85+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                          --             (1.37)           (1.25)                (2.21)+
------------------------------------------------------------------------------------------------------------------------

  *  For the period from the inception of Class B shares, December 31, 1999, through August 31, 2000.
  +  Annualized.
 ++  Not annualized.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

                                                                                                            PERIOD ENDED
CLASS C                                                     2003             2002             2001              8/31/00*

Net asset value, beginning of period                      $13.02           $16.73           $27.43                $23.88
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                  $(0.15)          $(0.22)          $(0.23)               $(0.27)
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          1.23            (3.49)           (9.70)                 3.82
-----------------------------------------------------   --------      -----------      -----------      ----------------
Total from investment operations                           $1.08           $(3.71)          $(9.93)                $3.55
-----------------------------------------------------   --------      -----------      -----------      ----------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                              $--              $--           $(0.53)                  $--
------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                           --               --            (0.24)                   --
-----------------------------------------------------   --------      -----------      -----------      ----------------
Total distributions                                          $--              $--           $(0.77)                  $--
-----------------------------------------------------   --------      -----------      -----------      ----------------
Net asset value, end of period                            $14.10           $13.02           $16.73                $27.43
-----------------------------------------------------   --------      -----------      -----------      ----------------
Total return (%)                                            8.29           (22.18)          (36.99)                14.82++
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                  2.07             2.12             2.17                  2.15+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                        (1.18)           (1.41)           (1.20)                (1.50)+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                           312              257              283                   303
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $110,786          $82,441          $45,879                $4,750
------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees from January 1, 2000 through July 30,
   2002. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                           --           $(0.21)          $(0.24)               $(0.39)
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                    --             2.08             2.22                  2.85+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                           --            (1.37)           (1.25)                (2.22)+
------------------------------------------------------------------------------------------------------------------------

  *  For the period from the inception of Class C shares, December 31, 1999, through August 31, 2000.
  +  Annualized.
 ++  Not annualized.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS I                                                  2003             2002             2001            2000           1999

Net asset value, beginning of period                   $13.37           $17.01           $27.63          $19.47         $14.46
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                      $(0.02)          $(0.06)          $(0.03)         $(0.09)           $--
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                       1.28            (3.58)           (9.80)           9.79           7.33
--------------------------------------------------   --------      -----------      -----------      ----------     ----------
Total from investment operations                        $1.26           $(3.64)          $(9.83)          $9.70          $7.33
--------------------------------------------------   --------      -----------      -----------      ----------     ----------

LESS DISTRIBUTIONS

  From net realized gain on investments and
  foreign currency transactions                           $--              $--           $(0.54)         $(1.54)        $(2.32)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                        --               --            (0.25)             --             --
--------------------------------------------------   --------      -----------      -----------      ----------     ----------
Total distributions                                       $--              $--           $(0.79)         $(1.54)        $(2.32)
--------------------------------------------------   --------      -----------      -----------      ----------     ----------
Net asset value, end of period                         $14.63           $13.37           $17.01          $27.63         $19.47
--------------------------------------------------   --------      -----------      -----------      ----------     ----------
Total return (%)                                         9.42           (21.40)          (36.39)          51.77          54.40
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                               1.07             1.12             1.15            0.94           0.71
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (0.16)           (0.39)           (0.14)          (0.37)         (0.02)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        312              257              283             303            240
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $4,317           $4,403           $7,381         $11,483        $10,285
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fee from January 1, 2000 through July 30, 2002. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. Prior to
   January 1, 2000, the investment adviser voluntarily waived its fee. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss per share and ratios would have been:

Net investment loss                                        --           $(0.06)          $(0.04)         $(0.39)        $(0.14)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                 --             1.08             1.20            1.84           1.46
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                        --            (0.35)           (0.19)          (1.27)         (0.77)
------------------------------------------------------------------------------------------------------------------------------

  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

FOR PERIOD ENDED 8/31

CLASS R                                                                 2003*

Net asset value, beginning of period                                   $12.35
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                                  $(0.08)
-----------------------------------------------------------------------------

  Net realized and unrealized gain on investments and foreign
  currency                                                               2.14###
-------------------------------------------------------------------   -------
Total from investment operations                                        $2.06
-------------------------------------------------------------------   -------
Net asset value, end of period                                         $14.41
-------------------------------------------------------------------   -------
Total return (%)                                                        16.68++
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                               1.65+
-----------------------------------------------------------------------------

Net investment loss                                                     (0.82)+
-----------------------------------------------------------------------------

Portfolio turnover                                                        312
-----------------------------------------------------------------------------

Net assets at end of period (000 Omitted)                              $1,869
-----------------------------------------------------------------------------

  * For the period from the inception of Class R shares, December 31, 2002, through August 31, 2003.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of the sales of fund shares and the amount of the per share realized and unrealized gains and losses at such time.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Core Growth Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. All other securities (other than short-term obligations), in the fund's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $7,116 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $165,345 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and wash sales.

The fund paid no distributions for the years ended August 31, 2003 and August 31, 2002.

During the year ended August 31, 2003, accumulated net investment loss decreased by $4,756,738, accumulated net realized loss on investments and foreign currency transactions decreased by $54,059, and paid-in capital decreased by $4,810,797 due to differences between book and tax accounting for currency transactions, and net operating losses. This change had no effect on the net assets or net asset value per share.

As of August 31, 2003, the components of accumulated losses on a tax basis were as follows:

      Undistributed ordinary income                                 $--
      ------------------------------------------------------------------
      Undistributed long-term capital gain                           --
      ------------------------------------------------------------------
      Capital loss carryforward                            (176,659,316)
      ------------------------------------------------------------------
      Unrealized appreciation                                64,564,891
      ------------------------------------------------------------------
      Post October capital loss deferred                    (20,420,083)
      ------------------------------------------------------------------
      Post October currency loss deferred                       (57,490)
      ------------------------------------------------------------------
      Other temporary differences                               (46,247)
      ------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

      EXPIRATION DATE

      August 31, 2009                                         $(217,688)
      ------------------------------------------------------------------
      August 31, 2010                                       (47,153,586)
      ------------------------------------------------------------------
      August 31, 2011                                      (129,288,042)
      ------------------------------------------------------------------
      Total                                               $(176,659,316)
      ------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for inactive trustees and an unfunded retirement benefit deferral plan for active trustees. Included in Trustees' compensation is a net decrease of $3,733 as a result of the change in the fund's pension liability for active Trustees and a pension expense of $7,481 for inactive trustees for the year ended August 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                           0.0175%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0130%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0005%
      ------------------------------------------------------------------
      In excess of $7 billion                                    0.0000%
      ------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $116,858 for the year ended August 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C and Class R shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                          CLASS A        CLASS B        CLASS C        CLASS R

Distribution Fee                                            0.10%          0.75%          0.75%          0.25%
----------------------------------------------------------------------------------------------------------------
Service Fee                                                 0.25%          0.25%          0.25%          0.25%
----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                                     0.35%          1.00%          1.00%          0.50%
----------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended August
31, 2003, amounted to:

                                                          CLASS A        CLASS B        CLASS C        CLASS R

Service Fee Retained by MFD                               $48,489           $255           $730             $0
----------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended August 31, 2003, were as follows:

                                                          CLASS A        CLASS B        CLASS C        CLASS R

Total Distribution Plan                                     0.35%          1.00%          1.00%          0.50%
----------------------------------------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2003, were as follows:

                                            CLASS A    CLASS B        CLASS C

Contingent Deferred Sales Charges Imposed    $2,268   $316,421        $33,224
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $2,099,310,650 and $2,017,458,441, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                       $738,747,623
      ------------------------------------------------------------------
      Gross unrealized appreciation                        $116,377,794
      ------------------------------------------------------------------
      Gross unrealized depreciation                         (51,812,580)
      ------------------------------------------------------------------
      Net unrealized appreciation                           $64,565,214
      ------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Year ended 8/31/03                    Year ended 8/31/02
                                        SHARES             AMOUNT             SHARES             AMOUNT

CLASS A SHARES

Shares sold                             21,075,431        $274,422,174        34,876,638        $556,530,555
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   --                  --                18                 295
---------------------------------------------------------------------------------------------------------------
Shares reacquired                      (18,249,215)       (235,227,052)       (9,847,420)       (151,062,480)
---------------------------------------------------------------------------------------------------------------
Net increase                             2,826,216         $39,195,122        25,029,236        $405,468,370
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                              4,499,700         $57,190,193         6,878,619        $109,142,273
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   --                  --                55                 902
---------------------------------------------------------------------------------------------------------------
Shares reacquired                       (2,266,015)        (28,533,992)       (2,190,028)        (32,163,269)
---------------------------------------------------------------------------------------------------------------
Net increase                             2,233,685         $28,656,201         4,688,646         $76,979,906
---------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                              3,430,072         $43,531,150         4,901,418         $77,990,788
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   --                  --               366               4,926
---------------------------------------------------------------------------------------------------------------
Shares reacquired                       (1,903,646)        (23,968,254)       (1,311,179)        (19,574,787)
---------------------------------------------------------------------------------------------------------------
Net increase                             1,526,426         $19,562,896         3,590,605         $58,420,927
---------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                 55,893            $731,199            69,760          $1,101,000
---------------------------------------------------------------------------------------------------------------
Shares reacquired                          (89,981)         (1,156,127)         (174,482)         (2,954,939)
---------------------------------------------------------------------------------------------------------------
Net decrease                               (34,088)          $(424,928)         (104,722)        $(1,853,939)
---------------------------------------------------------------------------------------------------------------

                                          Period ended 8/31/03*
                                        SHARES             AMOUNT

CLASS R SHARES

Shares sold                                215,934          $2,925,853
-------------------------------------------------------------------------
Shares reacquired                          (86,274)         (1,201,479)
-------------------------------------------------------------------------
Net increase                               129,660          $1,724,374
-------------------------------------------------------------------------
* For the period from the inception of Class R shares, December 31, 2002, through August 31, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $4,625 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust I and Shareholders of MFS Core Growth Fund:

We have audited the accompanying statement of assets and liabilities of MFS Core Growth Fund (the Fund) (one of the portfolios constituting MFS Series Trust I), including the portfolio of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Core Growth Fund at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.
                                ERNST & YOUNG LLP
Boston, Massachusetts
October 10, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, (prior to September 2000); Lexington
STEPHEN E. CAVAN (born 11/06/53)                         Funds, Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              AUDITORS
MFS Fund Distributors, Inc.                              Ernst & Young LLP
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGER
Stephen Pesek(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number             Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606           8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576           9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day,
or stock and bond outlooks     touch-tone required    365 days a year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                           CGF-ANN-10/03 97.5M

MFS(R) Mutual Funds

ANNUAL REPORT 8/31/03

MFS(R) RESEARCH INTERNATIONAL FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements. Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) RESEARCH INTERNATIONAL FUND

Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              17
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     30
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      38
----------------------------------------------------
TRUSTEES AND OFFICERS                             39
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       41
----------------------------------------------------
FEDERAL TAX INFORMATION                           42
----------------------------------------------------
CONTACT INFORMATION                               43

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    September 15, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

The twelve-month reporting period was marked by extreme volatility but, in the end, rewarded long-term investors with better results than they had experienced in quite some time. Nearly all asset classes showed positive performance for the period, and a second-quarter 2003 rally gave investors in U.S. stocks their best quarter in many years.

Modest economic improvements and slightly stronger corporate earnings sparked a stock market rally in October and November 2002. The stock markets cooled in the early months of 2003 because of mixed economic signals and an increase in geopolitical tensions. However, the market began a rebound in mid-March that continued almost without pause for the balance of the reporting period. Technology and utilities & communications were among the market's leaders during the rallies.

DETRACTORS TO PERFORMANCE

Health care, primarily pharmaceuticals, and technology stocks were the most significant detractors to relative performance for the period. The pharmaceutical industry continued to be plagued by investor indifference towards the sector. The group, normally considered to be a defensive investment - people will pay to stay healthy even in a recession - was rocked by successful challenges to long-standing patents. Those trends emboldened generic pharmaceutical companies to increase the number of challenges. As a result, the stock prices of pharmaceutical firms such as AstraZeneca and Novartis became more volatile when faced with patent challenges during the period. As of the end of the period, we continue to believe that AstraZeneca and Novartis have solid product lines and have a number of drugs in development that show good promise.

--------------------------------------------------
TOP 5 STOCK HOLDINGS
AS OF 8/31/03

NOVARTIS AG                                 3.6%
Swiss pharmaceutical company
--------------------------------------------------
ASTRAZENECA GROUP PLC                       3.2%
Pharmaceuticals manufacturer
--------------------------------------------------
TOTAL S.A.                                  2.9%
French oil and petrochemical company
--------------------------------------------------
THE ROYAL BANK OF SCOTLAND GROUP            2.9%
Banking firm with operations in the United
Kingdom and the United States
--------------------------------------------------
BROTHER INDUSTRIES                          2.5%
Japanese manufacturer of sewing
machines, home computers, printer
--------------------------------------------------
The portfolio is actively managed, and current
holdings may be different.
--------------------------------------------------

Separately in health care, Jomed, a heart-care surgical products company, was a significant detractor from performance. The company's financial position was overstated through improper accounting. When the company disclosed that it had booked revenues for products it hadn't sold, the stock plummeted. The fund no longer owns this stock.

The fund was underweighted in technology, relative to its benchmark, and that weighting detracted from relative performance because the sector was one of the strongest performing groups in the market rally. Fund performance was also hurt by not owning Nokia and disappointing results from Tandberg, a company that had performed well for us in the past. Tandberg is a videoconferencing company that had enjoyed high, double-digit growth for many periods. When the company announced that it would not meet growth expectations, its stock price fell. The fund no longer owns this stock.

The stocks of cosmetics manufacturer Shiseido and videogame software maker Sega were also sold from the portfolio because of disappointing performance. Although Shiseido had improved profitability by consolidating its product lines, the company's sales weakened as a result of the global economic slowdown. In 2002, Sega had high hopes for the launch of new video games during the second half of the year. The expected sales for the games did not materialize. Investors further pushed down Sega's stock price when it announced that it was purchasing one of its competitors.

CONTRIBUTORS TO PERFORMANCE

Retailing and the utilities & communications sectors turned in strong returns during the reporting period after struggling during the global economic slowdown in 2002. Fund performance was also helped by strong stock selection in the automobile industry.

Chinese power company Huaneng Power, Japanese telecommunications company KDDI, and France Telecom led performance for the utilities & communications sector. Huaneng's stock price climbed as Chinese demand for power continued to expand. KDDI's stock price rose as a result, we think, of investors' focus on the company's potential for better profit margins and its cost-cutting efforts.

The strong performance of Dutch telecommunications company, Kon KPN is emblematic of the rebound in many telecommunication companies' stock prices. Consolidation in the industry, substantial balance sheet repairs, and more rational spending practices made this and other telecommunications companies much stronger and their earnings estimates have improved as a result.

Stock selection in retailing made a significant difference to fund performance for the period. Two stocks, in particular, contributed healthy returns to the portfolio: British retailers Kingfisher and Next. Kingfisher is a do-it-yourself retailer that cut costs and spun off its electrical business so that it could focus on its core business. Kingfisher benefited from strong sales in both its British and French stores. The stock of Next, a clothing retailer, rose largely, in our view, on investor confidence in the British consumer.

Nissan and Stanley Electric were strong individual contributors to fund performance. Nissan had successfully introduced many new models, especially in the light truck area where it cut into the market share of U.S. automakers. The company demonstrated a better feel for the U.S. consumer than it had shown previously and that fact was reflected in its sales. We sold this stock when it reached our price target. Stanley Electric supplies high intensity headlights to the automobile industry as well as light emitting display (LEDs) units. Strong demand for these products boosted the shares.

 /s/ David A. Antonelli,

     David A. Antonelli,
     Director of Global Equity Research

The committee of MFS International Equity Research analysts is responsible for the day-to-day management of the fund under the general supervision of Mr. Antonelli.

The opinions expressed in this report are those of the Director of Global Equity Research and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 8/31/03
-------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, January 2, 1997, through August 31, 2003. Index information is from January 2, 1997.)

                             MFS Research
                             International            MSCI
                            Fund - Class A          EAFE Index
          ----------------------------------------------------
          1/03/97             $ 9.425               $10,000
          8/31/97              10.330                10.476
          8/31/99              13.261                13.220
          8/31/01              13.799                11.021
          8/31/03              12,988                10,304

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                        Class
   Share class      inception date     1-yr       3-yr       5-yr      Life*
------------------------------------------------------------------------------
        A              1/2/1997          6.96%     -9.70%     3.88%      4.93%
------------------------------------------------------------------------------
        B              1/2/1998          6.17%    -10.27%     3.24%      4.40%
------------------------------------------------------------------------------
        C              1/2/1998          6.18%    -10.28%     3.22%      4.38%
------------------------------------------------------------------------------
        I              1/2/1997          7.31%     -9.36%     4.30%      5.28%
------------------------------------------------------------------------------
        R             12/31/2002         6.86%     -9.72%     3.87%      4.92%
------------------------------------------------------------------------------
      529A            7/31/2002          6.68%     -9.78%     3.83%      4.89%
------------------------------------------------------------------------------
      529B            7/31/2002          5.98%     -9.97%     3.70%      4.79%
------------------------------------------------------------------------------
      529C            7/31/2002          5.89%     -9.99%     3.68%      4.78%

--------------
Average annual
--------------

Comparative Benchmarks           1-yr         3-yr         5-yr         Life*
-----------------------------------------------------------------------------
Average international fund+      7.47%      -12.40%        0.08%        0.91%
-----------------------------------------------------------------------------
MSCI EAFE Index#                 9.58%      -10.80%       -0.36%        0.45%

-----------------
 Average annual
with sales charge
-----------------

  Share class
------------------------------------------------------------------------------
       A                                0.81%    -11.46%      2.66%      4.00%
------------------------------------------------------------------------------
       B                                2.17%    -11.15%      2.88%      4.40%
------------------------------------------------------------------------------
       C                                5.18%    -10.28%      3.22%      4.38%
------------------------------------------------------------------------------
      529A                              0.54%    -11.54%      2.61%      3.96%
------------------------------------------------------------------------------
      529B                              1.98%    -10.82%      3.35%      4.79%
------------------------------------------------------------------------------
      529C                              4.89%     -9.99%      3.68%      4.78%

I and R class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                                6.96%    -26.36%     20.99%     37.81%
------------------------------------------------------------------------------
       B                                6.17%    -27.76%     17.27%     33.18%
------------------------------------------------------------------------------
       C                                6.18%    -27.77%     17.18%     33.08%
------------------------------------------------------------------------------
       I                                7.31%    -25.55%     23.43%     40.87%
------------------------------------------------------------------------------
       R                                6.86%    -26.42%     20.88%     37.69%
------------------------------------------------------------------------------
      529A                              6.68%    -26.55%     20.67%     37.45%
------------------------------------------------------------------------------
      529B                              5.98%    -27.02%     19.91%     36.58%
------------------------------------------------------------------------------
      529C                              5.89%    -27.07%     19.82%     36.47%

* For the period from the commencement of the fund's investment operations, January 2, 1997, through August 31, 2003. Index information is from January 2, 1997.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
#  Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX - a commonly used measure of the international stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in issuers located in a limited number of countries and therefore is susceptible to adverse economic, political or regulatory developments affecting those countries.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 8/31/03
------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.0%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-------------------------------------------------------------------------------------------------------
Foreign Stocks - 96.1%
-------------------------------------------------------------------------------------------------------
Australia - 2.3%
-------------------------------------------------------------------------------------------------------
APN News & Media Ltd. (Printing & Publishing)*                          412,990              $952,021
-------------------------------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd.
(Banks & Credit Cos.)*                                                  731,690             8,324,151
-------------------------------------------------------------------------------------------------------
John Fairfax Holdings Ltd. (Printing & Publishing)                    1,901,400             3,864,529
-------------------------------------------------------------------------------------------------------
News Corp., Ltd. (Broadcast & Cable TV)*                                536,033             4,594,562
-------------------------------------------------------------------------------------------------------
                                                                                          $17,735,263
-------------------------------------------------------------------------------------------------------
Austria - 0.8%
-------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG
(Banks & Credit Cos.)                                                    65,700            $6,059,873
-------------------------------------------------------------------------------------------------------

Belgium - 1.4%
-------------------------------------------------------------------------------------------------------
Fortis (Banks & Credit Cos.)                                            610,490           $10,281,903
-------------------------------------------------------------------------------------------------------

Canada - 3.8%
-------------------------------------------------------------------------------------------------------
EnCana Corp. (Natural Gas - Pipeline)                                   184,980            $6,937,585
-------------------------------------------------------------------------------------------------------
Manitoba Telecom Services, Inc. (Telephone Services)                    174,960             5,274,446
-------------------------------------------------------------------------------------------------------
Molson, Inc. (Alcoholic Beverage)                                       325,700             7,878,511
-------------------------------------------------------------------------------------------------------
Talisman Energy, Inc. (Energy - Independent)                            188,700             8,951,975
-------------------------------------------------------------------------------------------------------
                                                                                          $29,042,517
-------------------------------------------------------------------------------------------------------
China - 1.1%
-------------------------------------------------------------------------------------------------------
Huaneng Power International, Inc.
(Utilities - Electric Power)                                          5,957,000            $8,172,568
-------------------------------------------------------------------------------------------------------

Denmark - 1.2%
-------------------------------------------------------------------------------------------------------
Danske Bank (Banks & Credit Cos.)                                       504,350            $9,259,815
-------------------------------------------------------------------------------------------------------

France - 9.1%
-------------------------------------------------------------------------------------------------------
Axa (Insurance)                                                         126,600            $2,247,721
-------------------------------------------------------------------------------------------------------
France Telecom S.A. (Telephone Services)                                596,510            14,820,483
-------------------------------------------------------------------------------------------------------
Generale de Sante (Medical & Health Technology &
Services)                                                               243,395             2,555,355
-------------------------------------------------------------------------------------------------------
L'Air Liquide S.A. (Specialty Chemicals)                                 57,100             8,210,697
-------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)                                215,442            12,126,529
-------------------------------------------------------------------------------------------------------
Societe Television Francaise 1 (Broadcast & Cable TV)                    97,384             2,962,327
-------------------------------------------------------------------------------------------------------
Suez S.A. (Utilities - Electric Power)                                  282,600             4,464,420
-------------------------------------------------------------------------------------------------------
Total Fina Elf S.A., "B" (Energy - Independent)                         139,693            21,453,948
-------------------------------------------------------------------------------------------------------
                                                                                          $68,841,480
-------------------------------------------------------------------------------------------------------

Germany - 5.0%
-------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                                310,070           $12,268,113
-------------------------------------------------------------------------------------------------------
Celanese AG (Specialty Chemicals)                                       174,514             5,275,932
-------------------------------------------------------------------------------------------------------
Fresenius Medical Care AG (Medical & Health Technology
& Services)                                                              69,314             2,584,717
-------------------------------------------------------------------------------------------------------
Linde AG (Specialty Chemicals)                                          132,990             5,571,782
-------------------------------------------------------------------------------------------------------
Porsche AG (Automotive)                                                  24,010            10,241,417
-------------------------------------------------------------------------------------------------------
Stada Arzneimittel AG (Pharmaceuticals)                                  39,400             2,284,402
-------------------------------------------------------------------------------------------------------
                                                                                          $38,226,363
-------------------------------------------------------------------------------------------------------
Greece - 0.3%
-------------------------------------------------------------------------------------------------------
Public Power Corp. (Utilities - Electric Power)                         101,800            $1,994,305
-------------------------------------------------------------------------------------------------------

Hong Kong - 0.4%
-------------------------------------------------------------------------------------------------------
Denway Motors, Ltd. (Automotive)                                      5,382,000            $3,036,292
-------------------------------------------------------------------------------------------------------

Hungary - 0.5%
-------------------------------------------------------------------------------------------------------
OTP Bank Ltd., ADR (Banks & Credit Cos.)*                               178,000            $4,058,400
-------------------------------------------------------------------------------------------------------

India - 0.3%
-------------------------------------------------------------------------------------------------------
Bharti Tele Venture (Telephone Services)*                             1,636,306            $2,470,872
-------------------------------------------------------------------------------------------------------

Ireland - 1.7%
-------------------------------------------------------------------------------------------------------
Bank of Ireland (Banks & Credit Cos.)                                   833,130            $9,891,740
-------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC (Banks & Credit Cos.)                        267,370             3,180,359
-------------------------------------------------------------------------------------------------------
                                                                                          $13,072,099
-------------------------------------------------------------------------------------------------------
Japan - 19.9%
-------------------------------------------------------------------------------------------------------
Aeon Credit Service Co., Ltd. (Banks & Credit Cos.)                     103,000            $3,663,281
-------------------------------------------------------------------------------------------------------
ALPS Electric Co., Ltd. (Electronics)                                   115,000             1,955,350
-------------------------------------------------------------------------------------------------------
Bridgestone Corp. (Automotive)                                          395,000             5,500,921
-------------------------------------------------------------------------------------------------------
Brother Industries Ltd. (Electronics)                                 2,079,000            18,440,802
-------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals)                       848,310             8,985,826
-------------------------------------------------------------------------------------------------------
Credit Saison Co., Ltd. (Banks & Credit Cos.)                           435,400             7,537,456
-------------------------------------------------------------------------------------------------------
Fast Retailing Co. (Specialty Stores)                                   235,000             9,767,751
-------------------------------------------------------------------------------------------------------
Fujikura Ltd. (Electrical Equipment)                                  1,495,000             6,739,255
-------------------------------------------------------------------------------------------------------
Heiwa Corp. (Leisure & Toys)                                            102,000             1,494,794
-------------------------------------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automotive)                                      357,500            14,553,070
-------------------------------------------------------------------------------------------------------
Ibiden Co. (Electronics)                                                125,700             2,037,097
-------------------------------------------------------------------------------------------------------
Japan Telecom Holdings Co., Ltd. (Telephone Services)                     2,644            $8,633,192
-------------------------------------------------------------------------------------------------------
KDDI Corp. (Telephone Services)                                           2,623            13,420,157
-------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co., Ltd. (Electronics)                           350,000             3,884,390
-------------------------------------------------------------------------------------------------------
Nippon Oil Corp. (Energy - Independent)                               1,002,000             3,958,709
-------------------------------------------------------------------------------------------------------
Stanley Electric Co., Ltd. (Electronics)                                848,000            14,970,905
-------------------------------------------------------------------------------------------------------
Sumitomo Bakelite Co., Ltd. (Specialty Chemicals)                       549,000             2,968,839
-------------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc. (Broadcast & Cable TV)                  326,000             5,000,986
-------------------------------------------------------------------------------------------------------
Tokyo Gas Co., Ltd. (Natural Gas Distribution)                        4,336,390            13,192,942
-------------------------------------------------------------------------------------------------------
Uni-Charm Corp. (Consumer Goods & Services)                              94,500             4,373,313
-------------------------------------------------------------------------------------------------------
                                                                                         $151,079,036
-------------------------------------------------------------------------------------------------------
Mexico - 0.4%
-------------------------------------------------------------------------------------------------------
Telefonos de Mexico S.A., ADR (Telephone Services)                       93,500            $2,833,985
-------------------------------------------------------------------------------------------------------

Netherlands - 3.6%
-------------------------------------------------------------------------------------------------------
ABN AMRO Holding N.V. (Brokerage & Asset Managers)*                     204,900            $3,592,848
-------------------------------------------------------------------------------------------------------
Fugro N.V. (Oil Services)*                                               44,162             2,306,102
-------------------------------------------------------------------------------------------------------
Koninklijke KPN N.V. (Telephone Services)                               929,650             6,448,890
-------------------------------------------------------------------------------------------------------
Koninklijke Philips Electronics N.V. (Electronics)                      290,560             7,091,286
-------------------------------------------------------------------------------------------------------
VNU N.V. (Printing & Publishing)*                                       251,155             7,813,839
-------------------------------------------------------------------------------------------------------
                                                                                          $27,252,965
-------------------------------------------------------------------------------------------------------
Norway - 0.5%
-------------------------------------------------------------------------------------------------------
Gjensidige NOR ASA (Banks & Credit Cos.)                                112,100            $3,764,904
-------------------------------------------------------------------------------------------------------

Singapore - 2.8%
-------------------------------------------------------------------------------------------------------
MobileOne Asia Ltd. (Wireless Communications)                         2,603,000            $2,048,788
-------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd. (Telephone Services)               11,541,000            11,190,156
-------------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Banks & Credit Cos.)                       1,134,000             8,214,110
-------------------------------------------------------------------------------------------------------
                                                                                          $21,453,054
-------------------------------------------------------------------------------------------------------
South Africa - 1.1%
-------------------------------------------------------------------------------------------------------
Gold Fields Ltd. (Precious Metals)                                      203,100            $2,757,637
-------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious Metals)                          71,000             5,494,812
-------------------------------------------------------------------------------------------------------
                                                                                           $8,252,449
-------------------------------------------------------------------------------------------------------

South Korea - 1.6%
-------------------------------------------------------------------------------------------------------
Hyundai Motor Co., Ltd. (Automotive)                                    221,270            $7,385,086
-------------------------------------------------------------------------------------------------------
KT&G Corp., GDR (Tobacco)*##                                            543,840             4,500,276
-------------------------------------------------------------------------------------------------------
                                                                                          $11,885,362
-------------------------------------------------------------------------------------------------------
Spain - 2.5%
-------------------------------------------------------------------------------------------------------
Altadis S.A. (Tobacco)                                                  138,090            $3,263,900
-------------------------------------------------------------------------------------------------------
Iberdrola S.A. (Utilities - Electric Power)                             269,350             4,583,784
-------------------------------------------------------------------------------------------------------
Telefonica S.A. (Telephone Services)                                    965,063            11,373,304
-------------------------------------------------------------------------------------------------------
                                                                                          $19,220,988
-------------------------------------------------------------------------------------------------------
Sweden - 1.7%
-------------------------------------------------------------------------------------------------------
Alfa Laval (Machinery & Tools)                                          471,270            $5,437,947
-------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB (Specialty Stores)                                  177,700             3,739,711
-------------------------------------------------------------------------------------------------------
Swedish Match AB (Tobacco)                                              587,700             3,970,471
-------------------------------------------------------------------------------------------------------
                                                                                          $13,148,129
-------------------------------------------------------------------------------------------------------
Switzerland - 10.4%
-------------------------------------------------------------------------------------------------------
Credit Suisse Group (Banks & Credit Cos.)                               207,200            $6,476,619
-------------------------------------------------------------------------------------------------------
Givaudan S.A. (Consumer Goods & Services)                                 7,410             3,070,625
-------------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Non-Alcohol Beverage)                                51,196            11,156,203
-------------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                           714,120            26,275,983
-------------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                       46,600             3,570,786
-------------------------------------------------------------------------------------------------------
Syngenta AG (Chemicals)                                                 126,884             6,980,365
-------------------------------------------------------------------------------------------------------
Synthes-Stratec, Inc. (Medical Equipment)                                 7,455             6,066,692
-------------------------------------------------------------------------------------------------------
UBS AG (Banks & Credit Cos.)                                            282,294            15,237,603
-------------------------------------------------------------------------------------------------------
                                                                                          $78,834,876
-------------------------------------------------------------------------------------------------------
United Kingdom - 23.7%
-------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp., PLC (Banks & Credit Cos.)                       499,760            $4,927,325
-------------------------------------------------------------------------------------------------------
Astrazeneca Group PLC (Pharmaceuticals)                                 612,510            23,479,515
-------------------------------------------------------------------------------------------------------
Aviva PLC (Insurance)                                                 1,131,251             8,949,516
-------------------------------------------------------------------------------------------------------
BG Group PLC (Energy - Independent)                                   1,817,600             7,820,468
-------------------------------------------------------------------------------------------------------
BHP Billiton PLC (Metals & Mining)                                      932,870             6,114,512
-------------------------------------------------------------------------------------------------------
BP Amoco PLC, ADR (Energy - Integrated)                                 432,054            18,025,293
-------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC (Broadcast & Cable TV)               614,710             6,419,452
-------------------------------------------------------------------------------------------------------
Diageo PLC (Alcoholic Beverages)*                                       968,787            10,361,620
-------------------------------------------------------------------------------------------------------
Intertek Testing Servicing PLC (Special Products & Services)            604,090             4,514,708
-------------------------------------------------------------------------------------------------------
Johnston Press PLC (Printing & Publishing)                              759,453            $5,561,651
-------------------------------------------------------------------------------------------------------
Kingfisher PLC (Specialty Stores)                                     1,516,540             6,507,174
-------------------------------------------------------------------------------------------------------
Legal & General Group PLC (Insurance)                                 4,798,600             7,531,948
-------------------------------------------------------------------------------------------------------
Next PLC (General Merchandise)                                          468,588             7,953,771
-------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)                       530,460             9,957,934
-------------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Printing & Publishing)                             1,157,140             8,853,139
-------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Cos.)                  852,981            21,179,404
-------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Communications)                          9,748,200            17,799,799
-------------------------------------------------------------------------------------------------------
Yell Group PLC (Broadcast & Cable TV)*                                  842,760             4,254,255
-------------------------------------------------------------------------------------------------------
                                                                                         $180,211,484
-------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                     $730,188,982
-------------------------------------------------------------------------------------------------------

U.S. Stocks - 0.9%
-------------------------------------------------------------------------------------------------------
Business Services - 0.9%
-------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                          170,380            $6,629,486
-------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $687,276,266)                                             $736,818,468
-------------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.4%
-------------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., due 9/02/03                           $14,068           $14,067,672
-------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., due 9/22/03                              3,700             3,697,259
-------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                           $17,764,931
-------------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 10.5%
-------------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Identified Cost                                                   79,778,319           $79,778,319
-------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $784,819,516)                                        $834,361,718
-------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (9.9)%                                                   (75,058,635)
-------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $759,303,083
-------------------------------------------------------------------------------------------------------
 * Non-income producing security.
## SEC Rule 144A restriction.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES,
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 8/31/03

ASSETS

Investments, at value, including $75,895,733 of securities
on loan (identified cost, $784,819,516)                          $834,361,718
-----------------------------------------------------------------------------------------------------
Cash                                                                   23,713
-----------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost $1,315,222)             1,324,150
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                    11,030,291
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                     3,448,952
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                     836,473
-----------------------------------------------------------------------------------------------------
Other assets                                                            2,429
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $851,027,726
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                 $10,933,554
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                    904,531
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                         79,778,319
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                       61,366
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                    24,804
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                         22,065
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                       4
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $91,724,643
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $759,303,083
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $821,193,912
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                       49,525,455
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (112,387,898)
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                       971,614
-----------------------------------------------------------------------------------------------------
Total                                                                                    $759,303,083
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  65,842,643
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                     $387,731,708
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               33,628,654
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $11.53
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$11.53)                                                  $12.23
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares

  Net assets                                                      $88,176,954
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                7,877,483
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $11.19
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                      $46,022,018
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                4,118,878
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $11.17
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $232,327,975
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               19,779,388
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $11.75
-----------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                       $4,810,131
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  417,535
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $11.52
-----------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                         $112,602
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    9,791
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                               $11.50
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$11.50)                                                  $12.20
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                          $41,024
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    3,673
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $11.17
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                          $80,671
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    7,241
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $11.14
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C, Class 529B and
Class 529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 8/31/03

NET INVESTMENT INCOME
Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                        $12,945,266
-----------------------------------------------------------------------------------------------------
  Interest                                                             560,823
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                            (1,520,398)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $11,985,691
-----------------------------------------------------------------------------------------------------
Expenses

-----------------------------------------------------------------------------------------------------
  Management fee                                                    $5,570,508
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                13,076
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      585,391
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                             1,137,510
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                               802,681
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               416,052
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                 4,962
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                                204
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                                211
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                                465
-----------------------------------------------------------------------------------------------------
  Program manager expense (Class 529A)                                     146
-----------------------------------------------------------------------------------------------------
  Program manager expense (Class 529B)                                      53
-----------------------------------------------------------------------------------------------------
  Program manager expense (Class 529C)                                     116
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    57,766
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        994,805
-----------------------------------------------------------------------------------------------------
  Printing                                                              83,196
-----------------------------------------------------------------------------------------------------
  Postage                                                               99,277
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         35,181
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             6,845
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        677,980
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $10,486,425
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (25,867)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (299,446)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $10,161,112
-----------------------------------------------------------------------------------------------------
Net investment income                                                                      $1,824,579
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                           $8,536,073
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       (590,242)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                      $7,945,831
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                      $48,486,611
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                           (20,390)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                               $48,466,221
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                          $56,412,052
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $58,236,631
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                               2003                   2002

INCREASE IN NET ASSETS

OPERATIONS

Net investment income (loss)                                       $1,824,579               $(910,502)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                               7,945,831             (65,545,423)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                               48,466,221              11,545,774
-----------------------------------------------------------------------------       -----------------
Increase (decrease) in net assets from operations                 $58,236,631            $(54,910,151)
-----------------------------------------------------------------------------       -----------------
Net increase in net assets from fund share transactions          $243,714,815            $132,371,313
-----------------------------------------------------------------------------       -----------------
Total increase in net assets                                     $301,951,446             $77,461,162
-----------------------------------------------------------------------------       -----------------

NET ASSETS

At beginning of year                                             $457,351,637            $379,890,475
-----------------------------------------------------------------------------------------------------
At end of year (including accumulated undistributed net
investment income of $971,614 and accumulated net
investment loss of $(313,961), respectively)                     $759,303,083            $457,351,637
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 fiscal years
(or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share.
The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 8/31

CLASS A                                                  2003              2002             2001            2000          1999

Net asset value, beginning of year                     $10.78            $12.25           $16.19          $12.47        $10.24
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                       $0.04            $(0.00)+++       $(0.00)+++       $0.30         $0.03
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                       0.71             (1.47)           (3.44)           3.78          2.36
-------------------------------------------------------------      ------------       ----------       ---------     ---------
Total from investment operations                        $0.75            $(1.47)          $(3.44)          $4.08         $2.39
-------------------------------------------------------------      ------------       ----------       ---------     ---------

LESS DISTRIBUTIONS

  From net investment income                              $--               $--           $(0.09)         $(0.02)       $(0.01)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                            --                --            (0.34)          (0.34)        (0.15)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                       --                --            (0.00)+++          --            --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                        --                --            (0.07)             --            --
-------------------------------------------------------------      ------------       ----------       ---------     ---------
Total distributions                                       $--               $--           $(0.50)         $(0.36)       $(0.16)
-------------------------------------------------------------      ------------       ----------       ---------     ---------
Net asset value, end of year                           $11.53            $10.78           $12.25          $16.19        $12.47
-------------------------------------------------------------      ------------       ----------       ---------     ---------
Total return (%)(+)                                      6.96            (12.00)          (21.76)          33.00         23.53
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                               1.75              1.77             1.76            1.77          1.72
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             0.36             (0.02)           (0.02)           1.91          0.27
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                         96               153              131             123           136
------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year (000 Omitted)              $387,732          $313,418         $240,231        $109,310       $16,839
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets.
    To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                            $0.03            $(0.01)          $(0.01)          $0.29        $(0.05)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                               1.80              1.86             1.84            1.84          2.45
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             0.31             (0.11)           (0.10)           1.84         (0.46)
------------------------------------------------------------------------------------------------------------------------------

+++ Per share amount was less than $(0.01). # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS B                                             2003            2002             2001              2000            1999

Net asset value, beginning of year                $10.54          $12.04           $15.98            $12.37          $10.21
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                 $(0.03)         $(0.08)          $(0.10)            $0.18          $(0.04)
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency               0.68           (1.42)           (3.39)             3.77            2.35
--------------------------------------------------------     -----------      -----------       -----------     -----------
Total from investment operations                   $0.65          $(1.50)          $(3.49)            $3.95           $2.31
--------------------------------------------------------     -----------      -----------       -----------     -----------

LESS DISTRIBUTIONS

  From net investment income                         $--             $--           $(0.04)              $--          $(0.00)+++
---------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                   --              --            (0.34)            (0.34)          (0.15)
---------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                  --              --            (0.00)+++            --              --
---------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                        --              --            (0.07)               --              --
--------------------------------------------------------     -----------      -----------       -----------     -----------
Total distributions                                  $--             $--           $(0.45)           $(0.34)         $(0.15)
--------------------------------------------------------     -----------      -----------       -----------     -----------
Net asset value, end of year                      $11.19          $10.54           $12.04            $15.98          $12.37
--------------------------------------------------------     -----------      -----------       -----------     -----------
Total return (%)                                    6.17          (12.46)          (22.27)            32.14           22.84
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                          2.40            2.42             2.41              2.42            2.37
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       (0.32)          (0.69)           (0.71)             1.19           (0.36)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    96             153              131               123             136
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year
(000 Omitted)                                    $88,177         $82,659          $82,135           $60,559         $10,683
---------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets.
    To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                      $(0.04)         $(0.09)          $(0.11)            $0.17          $(0.12)
---------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                          2.45            2.51             2.49              2.49            3.10
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       (0.37)          (0.78)           (0.79)             1.12           (1.09)
---------------------------------------------------------------------------------------------------------------------------

+++ Per share amount was less than $(0.01). # Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS C                                            2003             2002              2001              2000            1999

Net asset value, beginning of year               $10.52           $12.02            $15.97            $12.36          $10.21
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                $(0.03)          $(0.08)           $(0.09)            $0.19          $(0.04)
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency              0.68            (1.42)            (3.40)             3.76            2.34
-------------------------------------------------------      -----------       -----------       -----------     -----------
Total from investment operations                  $0.65           $(1.50)           $(3.49)            $3.95           $2.30
-------------------------------------------------------      -----------       -----------       -----------     -----------

LESS DISTRIBUTIONS

  From net investment income                        $--              $--            $(0.05)              $--          $(0.00)+++
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                  --               --             (0.34)            (0.34)          (0.15)
----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                 --               --             (0.00)+++            --              --
----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                       --               --             (0.07)               --              --
-------------------------------------------------------      -----------       -----------       -----------     -----------
Total distributions                                 $--              $--            $(0.46)           $(0.34)         $(0.15)
-------------------------------------------------------      -----------       -----------       -----------     -----------
Net asset value, end of year                     $11.17           $10.52            $12.02            $15.97          $12.36
-------------------------------------------------------      -----------       -----------       -----------     -----------
Total return (%)                                   6.18           (12.48)           (22.27)            32.17           22.74
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                         2.40             2.42              2.41              2.42            2.37
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      (0.32)           (0.09)            (0.10)             1.28           (0.33)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   96              153               131               123             136
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year
(000 Omitted)                                   $46,022          $43,046           $47,375           $31,126          $3,802
----------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets.
    To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                     $(0.04)          $(0.09)           $(0.10)            $0.18          $(0.12)
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                         2.45             2.51              2.49              2.49            3.10
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                      (0.37)           (0.79)            (0.78)             1.21           (1.06)
----------------------------------------------------------------------------------------------------------------------------

+++ Per share amount was less than $(0.01). # Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS I                                              2003              2002             2001              2000            1999

Net asset value, beginning of year                 $10.95            $12.39           $16.33            $12.55          $10.26
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income(S)                          $0.10             $0.04            $0.03             $0.26           $0.05
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                0.70             (1.48)           (3.46)             3.90            2.42
---------------------------------------------------------      ------------      -----------       -----------     -----------
Total from investment operations                    $0.80            $(1.44)          $(3.43)            $4.16           $2.47
---------------------------------------------------------      ------------      -----------       -----------     -----------

LESS DISTRIBUTIONS

  From net investment income                          $--               $--           $(0.10)           $(0.04)         $(0.02)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        --                --            (0.34)            (0.34)          (0.16)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                   --                --            (0.00)+++            --              --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                --            (0.07)               --              --
---------------------------------------------------------      ------------      -----------       -----------     -----------
Total distributions                                   $--               $--           $(0.51)           $(0.38)         $(0.18)
---------------------------------------------------------      ------------      -----------       -----------     -----------
Net asset value, end of year                       $11.75            $10.95           $12.39            $16.33          $12.55
---------------------------------------------------------      ------------      -----------       -----------     -----------
Total return (%)                                     7.31            (11.62)          (21.49)            33.61           24.08
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                           1.40              1.42             1.41              1.42            1.37
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                0.95              0.38             0.25              1.66            0.47
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     96               153              131               123             136
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year
(000 Omitted)                                    $232,328           $18,207          $10,150           $10,398          $1,047
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fee. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                        $0.10             $0.03            $0.02             $0.25          $(0.03)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                           1.45              1.51             1.49              1.49            2.10
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         0.90              0.29             0.17              1.59           (0.26)
------------------------------------------------------------------------------------------------------------------------------

+++ Per share amount was less than $(0.01). # Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

FOR PERIOD ENDED 8/31

CLASS R                                                                  2003*

Net asset value, beginning of period                                    $10.38
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                $(0.01)
--------------------------------------------------------------------------------

  Net realized and unrealized gain on investments and
  foreign currency                                                        1.15
------------------------------------------------------------------------------
Total from investment operations                                         $1.14
------------------------------------------------------------------------------
Net asset value, end of period                                          $11.52
------------------------------------------------------------------------------
Total return (%)                                                         10.98++
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                1.90+
------------------------------------------------------------------------------

Net investment loss                                                      (0.09)+
------------------------------------------------------------------------------

Portfolio turnover                                                          96
------------------------------------------------------------------------------

Net assets at end of period (000 Omitted)                               $4,810
------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.01)
------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                1.95+
------------------------------------------------------------------------------

Net investment loss                                                      (0.14)+
------------------------------------------------------------------------------

 * For the period from the inception of Class R shares, December 31, 2002, through August 31, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding. ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                       YEAR ENDED         PERIOD ENDED
CLASS 529A                                                              8/31/03             8/31/02*

Net asset value, beginning of period                                     $10.78              $10.66
------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                                         $0.03              $(0.00)+++
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                 0.69                0.12
-------------------------------------------------------------------------------         -----------
Total from investment operations                                          $0.72               $0.12
-------------------------------------------------------------------------------         -----------
Net asset value, end of period                                           $11.50              $10.78
-------------------------------------------------------------------------------         -----------
Total return (%)(+)                                                        6.68                1.13++
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                                 2.00                2.02+
------------------------------------------------------------------------------------------------------
Net investment income (loss)                                               0.30               (0.20)+
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                           96                 153
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                  $112                 $11
------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.65% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                              $0.03              $(0.00)+++
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                 2.05                2.11+
------------------------------------------------------------------------------------------------------
Net investment income (loss)                                               0.25               (0.29)+
------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529A shares, July 31, 2002, through August 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01). #Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

                                                                       YEAR ENDED         PERIOD ENDED
CLASS 529B                                                              8/31/03             8/31/02*

Net asset value, beginning of period                                     $10.54              $10.42
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                 $(0.05)             $(0.00)+++
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                 0.68                0.12
-------------------------------------------------------------------------------         -----------
Total from investment operations                                          $0.63               $0.12
-------------------------------------------------------------------------------         -----------
Net asset value, end of period                                           $11.17              $10.54
-------------------------------------------------------------------------------         -----------
Total return (%)                                                           5.98                1.15++
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                                 2.65                2.67+
-------------------------------------------------------------------------------------------------------
Net investment loss                                                       (0.43)              (0.45)+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                           96                 153
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $41                  $5
-------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.65% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                      $(0.05)             $(0.00)+++
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                 2.70                2.76+
-------------------------------------------------------------------------------------------------------
Net investment loss                                                       (0.48)              (0.54)+
-------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529B shares, July 31, 2002, through August 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01).
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                                                       YEAR ENDED         PERIOD ENDED
CLASS 529C                                                              8/31/03             8/31/02*

Net asset value, beginning of period                                     $10.52              $10.40
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                 $(0.04)             $(0.00)+++
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign
  currency                                                                 0.66                0.12
-------------------------------------------------------------------------------         -----------
Total from investment operations                                          $0.62               $0.12
-------------------------------------------------------------------------------         -----------
Net asset value, end of period                                           $11.14              $10.52
-------------------------------------------------------------------------------         -----------
Total return (%)                                                           5.89                1.15++
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                                                 2.65                2.67+
-------------------------------------------------------------------------------------------------------
Net investment loss                                                       (0.36)              (0.45)+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                           96                 153
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                   $81                  $5
-------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.65% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                      $(0.04)             $(0.00)+++
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                 2.70                2.76+
-------------------------------------------------------------------------------------------------------
Net investment loss                                                       (0.41)              (0.54)+
-------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529C shares, July 31, 2002, through August 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $(0.01). #Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $6,067 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $19,800 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The fund paid no distributions for the years ended August 31, 2002 and August 31, 2003.

During the year ended August 31, 2003, accumulated undistributed net investment income decreased by $539,004, accumulated net realized loss on investments and foreign currency transactions decreased by $538,249 and paid- in capital increased by $755 due to differences between book and tax accounting for currency transactions and passive foreign investment companies. This change had no effect on the net assets or net asset value per share.

As of August 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                      $1,045,910
--------------------------------------------------------------------------------
Undistributed long-term capital gain                                       --
--------------------------------------------------------------------------------
Capital loss carryforward                                        (107,978,064)
--------------------------------------------------------------------------------
Unrealized appreciation                                            45,115,621
--------------------------------------------------------------------------------
Other temporary differences                                           (74,296)
--------------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

EXPIRATION DATE

August 31, 2009                                                   $(4,216,806)
------------------------------------------------------------------------------
August 31, 2010                                                   (58,123,654)
------------------------------------------------------------------------------
August 31, 2011                                                   (45,637,604)
------------------------------------------------------------------------------
Total                                                           $(107,978,064)
------------------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution, and service fees, and program manager fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.00% of the fund's average daily net assets.

The fund has a temporary expense reimbursement agreement whereby MFS has contractually agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for Class A, Class B, Class C, Class I and Class R and not greater than 0.65% of average daily net assets for Class 529A, Class 529B and Class 529C. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At August 31, 2003, aggregate unreimbursed expenses amounted to $1,222,627.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for inactive trustees and an unfunded retirement benefit deferral plan for active trustees. Included in Trustee's compensation is a net decrease of $3,015 as a result of the change in the fund's pension liability for active trustees and a pension expense of $592 for inactive trustees for the year ended August 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

First $2 billion                                                       0.0175%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0130%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0005%
------------------------------------------------------------------------------
In excess of $7 billion                                                0.0000%
------------------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $56,769 and $474 for the year ended August 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                  CLASS A    CLASS B   CLASS C   CLASS R   CLASS 529A  CLASS 529B  CLASS 529C

Distribution Fee    0.10%     0.75%     0.75%     0.25%       0.25%       0.75%      0.75%
--------------------------------------------------------------------------------------------
Service Fee         0.25%     0.25%     0.25%     0.25%       0.25%       0.25%      0.25%
--------------------------------------------------------------------------------------------
Total
Distribution Plan   0.35%     1.00%     1.00%     0.50%       0.50%       1.00%      1.00%
--------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended August 31, 2003, amounted to:

                    CLASS A    CLASS B   CLASS C    CLASS R   CLASS 529A  CLASS 529B  CLASS 529C

Service Fee
Retained by MFD     $13,448      $226      $173       $--         $25          $3        $--
--------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended August 31, 2003, were as follows:

                  CLASS A    CLASS B   CLASS C   CLASS R   CLASS 529A  CLASS 529B  CLASS 529C

Total
Distribution Plan   0.35%      1.00%     1.00%     0.50%        0.35%       1.00%       1.00%
---------------------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2003, were as follows:

           CLASS A        CLASS B        CLASS C     CLASS 529B     CLASS 529C

            $7,668       $203,723         $7,180            $--            $--
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $751,418,916 and $516,943,439, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $789,229,350
------------------------------------------------------------------------------
Gross unrealized appreciation                                     $59,452,157
------------------------------------------------------------------------------
Gross unrealized depreciation                                     (14,319,789)
------------------------------------------------------------------------------
Net unrealized appreciation                                       $45,132,368
------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           Year ended 8/31/03                     Year ended 8/31/02
                                       SHARES             AMOUNT              SHARES             AMOUNT

CLASS A SHARES

Shares sold                            30,271,752         $316,573,119        31,844,945        $365,208,111
---------------------------------------------------------------------------------------------------------------
Shares reacquired                     (25,705,916)        (269,487,051)      (22,397,326)       (256,099,002)
---------------------------------------------------------------------------------------------------------------
Net increase                            4,565,836          $47,086,068         9,447,619        $109,109,109
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                             2,249,013          $22,954,752         2,968,716         $34,071,924
---------------------------------------------------------------------------------------------------------------
Shares reacquired                      (2,215,900)         (22,457,073)       (1,945,974)        (22,287,384)
---------------------------------------------------------------------------------------------------------------
Net increase                               33,113             $497,679         1,022,742         $11,784,540
---------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                             1,582,387          $16,129,234         1,832,516         $20,595,011
---------------------------------------------------------------------------------------------------------------
Shares reacquired                      (1,556,144)         (15,741,059)       (1,681,281)        (18,870,999)
---------------------------------------------------------------------------------------------------------------
Net increase                               26,243             $388,175           151,235          $1,724,012
---------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                            19,092,539         $201,423,230         1,548,792         $17,947,298
---------------------------------------------------------------------------------------------------------------
Shares reacquired                        (976,393)         (10,403,126)         (705,097)         (8,215,328)
---------------------------------------------------------------------------------------------------------------
Net increase                           18,116,146         $191,020,104           843,695          $9,731,970
---------------------------------------------------------------------------------------------------------------

                                          Period ended 8/31/03*
                                       SHARES             AMOUNT

CLASS R SHARES

Shares sold                               741,611           $8,002,008
---------------------------------------------------------------------------------------------------------------
Shares reacquired                        (324,076)          (3,470,746)
---------------------------------------------------------------------------------------------------------------
Net increase                              417,535           $4,531,262
---------------------------------------------------------------------------------------------------------------

                                           Year ended 8/31/03                   Period ended 8/31/02**
                                       SHARES             AMOUNT              SHARES             AMOUNT

CLASS 529A SHARES

Shares sold                                 9,258              $96,624             1,034             $11,211
---------------------------------------------------------------------------------------------------------------
Shares reacquired                            (501)              (5,665)               --                  --
---------------------------------------------------------------------------------------------------------------
Net increase                                8,757              $90,959             1,034             $11,211
---------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                 3,318              $34,075               506              $5,271
---------------------------------------------------------------------------------------------------------------
Shares reacquired                            (151)              (1,630)               --                  --
---------------------------------------------------------------------------------------------------------------
Net increase                                3,167              $32,445               506              $5,271
---------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                 6,762              $68,334               500              $5,200
---------------------------------------------------------------------------------------------------------------
Shares reacquired                             (21)                (211)               --                  --
---------------------------------------------------------------------------------------------------------------
Net increase                                6,741              $68,123               500              $5,200
---------------------------------------------------------------------------------------------------------------

 * For the period from the inception of Class R shares, December 31, 2002, through August 31, 2003.
** For the period from the inception of Classes 529A, 529B and 529C shares, July 31, 2002, through August 31, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended August 31, 2003, was $4,172. The fund had no borrowings during the year.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust I and Shareholders of MFS Research International Fund:

We have audited the accompanying statement of assets and liabilities of MFS Research International Fund (the Fund) (one of the Portfolios constituting MFS Series Trust I), including the portfolio of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Research International Fund at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                        ERNST & YOUNG LLP

Boston, Massachusetts
October 10, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I (of which the fund is a series), including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman
                                                         Massachusetts Financial Services Company, Vice
JOHN W. BALLEN (born 09/12/59)                           President (since August 2000); UAM Fund Services,
Trustee and President                                    Senior Vice President (prior to August 2000)
Massachusetts Financial Services Company, Chief
Executive Officer and Director                           RICHARD M. HISEY (born 08/29/58)
                                                         Treasurer
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Massachusetts Financial Services Company, Senior
Assistant Secretary and Assistant Clerk                  Vice President (since July 2002); The Bank of New
Massachusetts Financial Services Company, Senior         York, Senior Vice President (September 2000 to
Vice President and Associate General Counsel             July 2002); Lexington Global Asset Managers, Inc.,
                                                         Executive Vice President and Chief Financial
STEPHEN E. CAVAN (born 11/06/53)                         Officer (prior to September 2000); Lexington
Secretary and Clerk                                      Funds, Treasurer (prior to September 2000)
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary            ELLEN MOYNIHAN (born 11/13/57)
                                                         Assistant Treasurer
STEPHANIE A. DESISTO (born 10/01/53)                     Massachusetts Financial Services Company, Vice
Assistant Treasurer                                      President
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers             JAMES O. YOST (born 06/12/60)
Harriman & Co., Senior Vice President (November          Assistant Treasurer
2002 to April 2003); ING Groep N.V./Aeltus               Massachusetts Financial Services Company, Senior
Investment Management, Senior Vice President             Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741               225 Franklin Street, Boston, MA  02110

DISTRIBUTOR                                              AUDITORS
MFS Fund Distributors, Inc.                              Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741

DIRECTOR OF GLOBAL EQUITY RESEARCH
David A. Antonelli(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

For the year ended August 31, 2003, income from foreign sources was $12,927,504 and the fund designated a foreign tax credit of $1,459,140. Income from foreign sources may be limited due to the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 form 1099-DIV and related tax information enclosures.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconcilliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

For the year ended August 31, 2003, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 0.70%.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number        Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116
                                                            RIF-ANN-10/03 101M

MFS(R) Mutual Funds

ANNUAL REPORT 8/31/03

MFS(R) MANAGED SECTORS FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms

  o share balances and transactional history with us, our affiliates, or others

  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) MANAGED SECTORS FUND

Seeks to provide capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              16
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     25
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      31
----------------------------------------------------
TRUSTEES AND OFFICERS                             32
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       34
----------------------------------------------------
FEDERAL TAX INFORMATION                           35
----------------------------------------------------
CONTACT INFORMATION                               36
----------------------------------------------------
ASSET ALLOCATION                                  37

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    September 15, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

The 12-month period ended August 31, 2003 proved extremely volatile but rewarding for patient, long-term investors. Nearly all asset classes showed positive performance for the period, and a second-quarter 2003 rally gave investors in U.S. stocks their best quarter in many years.

In retrospect, the stock market appears to us to have bottomed in the September 2002 to March 2003 time frame, driven down largely by a weak economy, corporate scandals, and geopolitical uncertainty over Iraq and North Korea. As major fighting ended in Iraq and investors became more confident in the market, we believe there was an important shift in investor sentiment. There appeared to be a return to a more rational view of stock values, one that stood in stark contrast to the exuberance that dominated the market from about 1998 to 2000 and the fear that seemed the primary motivation for investors for the next three years. It appears to us that, toward the end of the period, the market was being driven more by company fundamentals - basic business factors such as earnings and cash flow growth - than we have seen in some time.

CONTRIBUTORS TO PERFORMANCE

While the fund somewhat underperformed the Russell 1000 Growth Index, most share classes outperformed the fund's Lipper large-cap growth peers over the period. Consumer staples, health care, and financial services were the portfolio's strongest sectors, relative to its benchmark.

A significant underweighting in the consumer staples sector helped performance as the market favored stocks in other sectors seen as less defensive areas. Especially during the second-quarter 2003 market rally, the fund benefited from not owning familiar names such as Coca-Cola and Kimberly-Clark - stocks that we felt did not fit our focused growth strategy and that, in fact, underperformed over the period. Meanwhile, our position in Avon performed well as the company's sales leadership and supply chain initiatives, boosted both revenue and earnings growth.

-----------------------------------------------
TOP 5 STOCK HOLDINGS
AS OF 8/31/03

MICROSOFT CORP.                            4.4%
Computer software and systems company
-----------------------------------------------
CISCO SYSTEMS, INC.                        3.7%
Computer networking firm
-----------------------------------------------
WAL-MART STORES, INC.                      2.8%
General merchandise retailer
-----------------------------------------------
PFIZER, INC.                               2.8%
Pharmaceutical products company
-----------------------------------------------
AMGEN, INC.                                2.6%
Biotechnology firm
-----------------------------------------------
The portfolio is actively managed, and current
holdings may be different.
-----------------------------------------------

In health care, results were helped by our holding in Forest Laboratories, a pharmaceutical firm whose products include Lexapro and Celexa for the treatment of depression. Our emphasis on biotechnology concerns also boosted returns. For example, Genentech shares climbed dramatically following the release of favorable test results for the company's colon cancer product, Avastin. This compound may be the first of a new generation of medications designed to combat cancer by cutting off blood supply to tumors. Genzyme, another biotech firm, successfully addressed an excess inventory issue involving its key drug, Renagel. In addition, the company won FDA approval for two drugs in its development pipeline. Amgen was another strong contributor in the biotech area.

In the financial services sector, the portfolio's focus on capital-markets-sensitive franchises such as Citigroup and Merrill Lynch helped performance as bond spreads narrowed, trading volumes rose, and security underwriting activity showed signs of renewed life.

In addition, a cash settlement from a class-action lawsuit aided performance over the period. The fund was a participant in a suit against Cendant related to alleged accounting fraud that was uncovered in 1998, after Cendant was formed by the merger of HFS and CUC International. The fund had owned both HFS and CUC, and then Cendant, during the merger period. Along with other participants in the lawsuit, the fund had suffered losses on Cendant stock in 1998.

DETRACTORS FROM PERFORMANCE

In the technology sector, the fund's underweighted position among electronics makers generally, and Intel specifically, was a key factor constraining relative performance. Worries that weak corporate technology spending and excess capacity would dampen profits abated during the period, as inventories contracted and certain product markets, such as laptop PCs, showed surprising strength.

More generally, the fund was positioned rather conservatively across the technology sector. We maintained a slight underweighting in the sector, and favored high quality, established leaders such as IBM, Cisco, and Dell. While these stocks rose over the period, their rebound was modest when compared with that of a number of smaller capitalization companies. Strong performance of our positions in storage software leader VERITAS Software and chip maker Analog Devices, unfortunately, proved an insufficient offset for this sector.

In the business services arena, a number of holdings failed to meet our expectations over the period. Automatic Data Processing (ADP), for example, had previously dealt with a weak environment - soft demand for its payroll and financial services trade processing services - by cutting costs. In March of 2003, however, ADP management signaled that they would add back some incremental expenses and take some other actions that we felt could dampen future earnings growth potential. The stock fell on the news of the change in strategy, and we sold our position. Our holdings in travel reservations firm Sabre Holdings, which we sold, and financial services transaction processor BISYS Group also declined in price over the period.

Significant individual stocks that detracted from results included hospital firm Tenet Healthcare and defense contractor Northrop Grumman. Tenet shares fell on news that the firm had increased revenues by using a loophole in Medicare regulations; we sold our Tenet position over the period. Northrop Grumman disappointed investors as a number of one-time charges masked otherwise good operating performance.

Respectfully,

/s/ Margaret W. Adams                             /s/ S. Irfan Ali

    Margaret W. Adams                                 S. Irfan Ali
    Portfolio Manager                                 Portfolio Manager

/s/ John E. Lathrop                               /s/ Stephen Pesek

    John E. Lathrop                                   Stephen Pesek
    Portfolio Manager                                 Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 8/31/03
-------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results include any applicable contingent deferred sales charges and reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the 10-year period ended August 31, 2003)


                   MFS Managed
                  Sectors Fund -   Russell 1000    Russell 3000
                    Class B       Growth Index    Growth Index
          8/93      $10,000         $10,000          $10,000
          8/95       12,758          13,267           13,262
          8/97       18,815          21,887           21,401
          8/99       23,594          35,146           33,139
          8/01       18,534          25,647           24,570
          8/03       16,119          22,770           21,996


TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

------------------------------------------------------------------------------
                       Class
  Share class      inception date     1-yr       3-yr       5-yr       10-yr
------------------------------------------------------------------------------
       A             9/20/1993         13.13%    -24.07%      1.68%      5.54%
------------------------------------------------------------------------------
       B            12/29/1986         12.37%    -24.56%      1.01%      4.89%
------------------------------------------------------------------------------
       C              6/1/2000         12.18%    -24.53%      1.05%      4.91%
------------------------------------------------------------------------------
       I              1/2/1997         13.48%    -23.82%      2.01%      5.59%
------------------------------------------------------------------------------


----------------------
Average Annual
----------------------

Comparative Benchmarks

------------------------------------------------------------------------------
Average large-cap growth fund+      12.34%     -19.98%       0.29%       6.88%
------------------------------------------------------------------------------
Russell 1000 Growth Index#          14.08%     -21.41%      -0.79%       8.58%
------------------------------------------------------------------------------
Russell 3000 Growth Index#**        15.38%     -20.85%      -0.36%       8.20%
------------------------------------------------------------------------------


----------------------
Average annual
with sales charge
----------------------

------------------------------------------------------------------------------
       A                                6.63%    -25.55%      0.49%      4.91%
------------------------------------------------------------------------------
       B                                8.37%    -25.18%      0.74%      4.89%
------------------------------------------------------------------------------
       C                               11.18%    -24.53%      1.05%      4.91%
------------------------------------------------------------------------------

  I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

----------------------
Cumulative without
sales charge
----------------------

------------------------------------------------------------------------------
       A                               13.13%    -56.22%      8.71%     71.42%
------------------------------------------------------------------------------
       B                               12.37%    -57.07%      5.14%     61.19%
------------------------------------------------------------------------------
       C                               12.18%    -57.02%      5.37%     61.54%
------------------------------------------------------------------------------
       I                               13.48%    -55.80%     10.46%     72.29%
------------------------------------------------------------------------------

 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.
** Effective February 28, 2003, the Russell 1000 Growth Index has replaced the
   Russell 3000 Growth Index as the fund's benchmark. We believe the Russell 1000 Growth Index more accurately reflects the fund's large cap growth discipline, offering investors a more reliable objective measure of the fund's performance.

INDEX DEFINITIONS

RUSSELL 1000 GROWTH INDEX - The Russell 1000 Growth index measures the performance of large-cap U.S. growth stocks.

RUSSELL 3000 GROWTH INDEX - The Russell 3000 Growth Index measures the performance of U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for share classes offered after class B shares includes the performance of the fund's class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

When concentrating on one issuer, the portfolio is sensitive to changes in the value of these securities.

The portfolio focuses on companies in a limited number of sectors making it more susceptible to adverse economic, political, or regulatory developments affecting those sectors than a portfolio that invests more broadly.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 8/31/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 98.6%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
Basic Industry - 1.9%
-----------------------------------------------------------------------------------------------------
3M Co.                                                                   25,300            $3,604,491
-----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                            12,900               823,278
-----------------------------------------------------------------------------------------------------
                                                                                           $4,427,769
-----------------------------------------------------------------------------------------------------
Communication Equipment - 1.5%
-----------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.*                                           188,100            $1,621,422
-----------------------------------------------------------------------------------------------------
Sprint Corp. (PCS Group)*                                               336,700             1,747,473
-----------------------------------------------------------------------------------------------------
                                                                                           $3,368,895
-----------------------------------------------------------------------------------------------------
Consumer Products - 4.0%
-----------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                      57,500            $3,685,750
-----------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                            69,100             3,077,714
-----------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                     26,700             2,330,643
-----------------------------------------------------------------------------------------------------
                                                                                           $9,094,107
-----------------------------------------------------------------------------------------------------
Energy - 0.5%
-----------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                        23,700            $1,173,387
-----------------------------------------------------------------------------------------------------

Financial Services - 15.7%
-----------------------------------------------------------------------------------------------------
Ace Ltd. (Bermuda)                                                       41,100            $1,323,420
-----------------------------------------------------------------------------------------------------
American Express Co.                                                     49,300             2,220,965
-----------------------------------------------------------------------------------------------------
American International Group, Inc.                                       65,300             3,889,921
-----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                         117,100             5,076,285
-----------------------------------------------------------------------------------------------------
Fannie Mae                                                               52,300             3,388,517
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                47,800             4,229,822
-----------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                  21,100             1,122,942
-----------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                              29,800             1,490,000
-----------------------------------------------------------------------------------------------------
MBNA Corp.                                                               59,800             1,395,732
-----------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                   57,600             1,805,760
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                87,100             4,684,238
-----------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                     20,800               878,592
-----------------------------------------------------------------------------------------------------
SLM Corp.                                                                37,000             1,486,660
-----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., "A"                                   58,464               899,761
-----------------------------------------------------------------------------------------------------
XL Capital Ltd. (Bermuda)                                                29,700             2,249,775
-----------------------------------------------------------------------------------------------------
                                                                                          $36,142,390
-----------------------------------------------------------------------------------------------------
Healthcare - 14.8%
-----------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                                41,100            $1,656,330
-----------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                  16,000               931,360
-----------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                             90,500             5,963,950
-----------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                 16,500               991,650
-----------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                       38,400               964,992
-----------------------------------------------------------------------------------------------------
Express Scripts, Inc.*                                                   14,600               946,226
-----------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.*                                               30,600             1,438,200
-----------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                         37,200             2,953,680
-----------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                           29,100             1,372,065
-----------------------------------------------------------------------------------------------------
Guidant Corp.                                                            27,200             1,365,440
-----------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                    58,300             2,890,514
-----------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                          61,300             3,039,254
-----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                            208,400             6,235,328
-----------------------------------------------------------------------------------------------------
Wyeth                                                                    78,500             3,363,725
-----------------------------------------------------------------------------------------------------
                                                                                          $34,112,714
-----------------------------------------------------------------------------------------------------
Industrial - 3.0%
-----------------------------------------------------------------------------------------------------
General Electric Co.                                                    194,200            $5,742,494
-----------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                   10,900             1,040,732
-----------------------------------------------------------------------------------------------------
                                                                                           $6,783,226
-----------------------------------------------------------------------------------------------------
Leisure - 15.5%
-----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                                  237,500            $3,885,500
-----------------------------------------------------------------------------------------------------
Brinker International, Inc.*                                             31,700             1,084,140
-----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.*                                     110,300             4,976,736
-----------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                      45,700             1,359,575
-----------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                              49,800             1,412,328
-----------------------------------------------------------------------------------------------------
Cox Communications, Inc., "A"*                                           39,300             1,285,896
-----------------------------------------------------------------------------------------------------
InterActive Corp.*                                                       67,900             2,512,979
-----------------------------------------------------------------------------------------------------
Lamar Advertising Co.*                                                   45,800             1,530,178
-----------------------------------------------------------------------------------------------------
Liberty Media Corp.*                                                    119,500             1,445,950
-----------------------------------------------------------------------------------------------------
New York Times Co., "A"                                                  43,500             1,930,965
-----------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                 28,400             1,097,660
-----------------------------------------------------------------------------------------------------
Starbucks Corp.*                                                         65,200             1,854,288
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                            62,500             2,114,375
-----------------------------------------------------------------------------------------------------
Tribune Co.                                                              43,400             2,007,250
-----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                       123,300             5,548,500
-----------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                      47,900             1,537,590
-----------------------------------------------------------------------------------------------------
                                                                                          $35,583,910
-----------------------------------------------------------------------------------------------------
Retail - 11.6%
-----------------------------------------------------------------------------------------------------
CVS Corp.                                                                24,500              $798,700
-----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                        119,100             3,830,256
-----------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                            74,000             4,680,500
-----------------------------------------------------------------------------------------------------
Staples, Inc.*                                                           55,600             1,369,428
-----------------------------------------------------------------------------------------------------
Target Corp.                                                            110,400             4,482,240
-----------------------------------------------------------------------------------------------------
The TJX Cos., Inc.                                                       94,700             2,051,202
-----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                   107,200             6,343,024
-----------------------------------------------------------------------------------------------------
Walgreen Co.                                                             52,600             1,713,182
-----------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.*                                                   45,000             1,377,450
-----------------------------------------------------------------------------------------------------
                                                                                          $26,645,982
-----------------------------------------------------------------------------------------------------
Technology - 26.1%
-----------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                                   122,300            $5,014,300
-----------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                                 64,200             1,386,720
-----------------------------------------------------------------------------------------------------
BEA Systems, Inc.*                                                       53,000               718,150
-----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                    435,300             8,335,995
-----------------------------------------------------------------------------------------------------
Dell, Inc.*                                                             130,500             4,258,215
-----------------------------------------------------------------------------------------------------
Intel Corp.                                                             108,600             3,108,132
-----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                    54,100             4,436,741
-----------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                  55,400             2,283,588
-----------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                          50,600             2,272,446
-----------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                               32,900             1,443,981
-----------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                               63,100             1,767,431
-----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                         375,200             9,950,304
-----------------------------------------------------------------------------------------------------
Networks Associates, Inc.*                                               68,000               946,560
-----------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                  44,500             1,778,220
-----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                           336,100             4,295,358
-----------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                  81,500             1,943,775
-----------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                 120,500             4,154,840
-----------------------------------------------------------------------------------------------------
Xilinx, Inc.*                                                            60,800             1,875,072
-----------------------------------------------------------------------------------------------------
                                                                                          $59,969,828
-----------------------------------------------------------------------------------------------------
Transportation - 0.9%
-----------------------------------------------------------------------------------------------------
United Parcel Service, Inc.                                              32,400            $2,033,424
-----------------------------------------------------------------------------------------------------

Other - 3.1%
-----------------------------------------------------------------------------------------------------
BISYS Group, Inc.*                                                       94,200            $1,728,570
-----------------------------------------------------------------------------------------------------
Career Education Corp.*                                                  26,200             1,182,406
-----------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                       24,900               986,040
-----------------------------------------------------------------------------------------------------
First Data Corp.                                                         21,200               814,080
-----------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.*                                              84,600             2,385,720
-----------------------------------------------------------------------------------------------------
                                                                                           $7,096,816
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $194,951,809)                                             $226,432,448
-----------------------------------------------------------------------------------------------------

Short-Term Obligation - 1.8%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank, due 9/02/03, at Amortized Cost                   $4,243            $4,242,901
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 10.3%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                                    23,586,483           $23,586,483
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $222,781,193)                                        $254,261,832
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (10.7)%                                                  (24,593,665)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $229,668,167
-----------------------------------------------------------------------------------------------------

* Non-income producing security.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 8/31/03

ASSETS

Investments, at value, including $23,003,290 of securities
on loan (identified cost, $222,781,193)                          $254,261,832
-----------------------------------------------------------------------------------------------------
Cash                                                                      948
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                       275,872
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                       333,703
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                     170,572
-----------------------------------------------------------------------------------------------------
Other assets                                                            5,169
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $255,048,096
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                  $1,398,648
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                    179,098
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                         23,586,483
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                       13,978
-----------------------------------------------------------------------------------------------------
  Shareholders servicing agent fee                                      2,048
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                          8,938
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                190,736
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $25,379,929
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $229,668,167
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $509,450,401
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                       31,480,639
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (311,158,246)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                      (104,627)
-----------------------------------------------------------------------------------------------------
Total                                                                                    $229,668,167
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  30,349,163
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                     $180,237,406
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               23,793,153
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $7.58
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$7.58)                                                    $8.04
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares

  Net assets                                                      $45,981,861
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                6,101,454
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $7.54
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $1,199,165
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  160,848
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $7.46
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                       $2,249,735
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  293,708
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $7.66
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 8/31/03

NET INVESTMENT LOSS

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                         $1,974,401
-----------------------------------------------------------------------------------------------------
  Interest                                                              83,309
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                (2,615)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $2,055,095
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $1,646,560
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                20,256
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      228,866
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               598,432
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                               453,248
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                11,664
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    21,010
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         93,691
-----------------------------------------------------------------------------------------------------
  Printing                                                              59,806
-----------------------------------------------------------------------------------------------------
  Postage                                                               55,287
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         35,309
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             3,068
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        377,472
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $3,604,669
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (8,529)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $3,596,140
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(1,541,045)
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                          $(3,099,438)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                            (65)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                                                     $(3,099,503)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation on investments                                          $30,289,025
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                          $27,189,522
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $25,648,477
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                               2003                   2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment loss                                               $(1,541,045)            $(3,381,232)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                              (3,099,503)            (88,656,293)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                               30,289,025              18,649,752
-----------------------------------------------------------     -------------           -------------
Increase (decrease) in net assets from operations                 $25,648,477            $(73,387,773)
-----------------------------------------------------------     -------------           -------------
Net decrease in net assets from fund share transactions          $(33,081,638)           $(57,656,502)
-----------------------------------------------------------     -------------           -------------
Total decrease in net assets                                      $(7,433,161)          $(131,044,275)
-----------------------------------------------------------     -------------           -------------

NET ASSETS

At beginning of period                                           $237,101,328            $368,145,603
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $104,627 and $118,740, respectively)                          $229,668,167            $237,101,328
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 8/31

CLASS A                                              2003              2002              2001             2000            1999

Net asset value, beginning of period                $6.70             $8.60            $21.45           $14.95          $11.06
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment loss                              $(0.04)           $(0.07)           $(0.06)          $(0.11)         $(0.08)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                0.92             (1.83)            (9.44)            8.73            5.72
----------------------------------------------     ------           -------           -------           ------          ------
Total from investment operations                    $0.88            $(1.90)           $(9.50)           $8.62           $5.64
----------------------------------------------     ------           -------           -------           ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                       $--               $--            $(2.78)          $(2.12)         $(1.75)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                --             (0.57)              --              --
----------------------------------------------     ------           -------           -------           ------          ------
Total distributions declared to
shareholders                                          $--               $--            $(3.35)          $(2.12)         $(1.75)
----------------------------------------------     ------           -------           -------           ------          ------
Net asset value, end of period                      $7.58             $6.70             $8.60           $21.45          $14.95
----------------------------------------------     ------           -------           -------           ------          ------
Total return (%)(+)                                 13.13(S)         (22.09)           (50.32)           60.26           54.92
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                           1.51              1.46              1.36             1.32            1.36
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (0.57)            (0.92)            (0.43)           (0.56)          (0.57)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     72               282               319              495             334
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $180,237          $183,797          $276,026         $600,531        $326,805
------------------------------------------------------------------------------------------------------------------------------

  # Per share data is based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S) The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended August 31, 2003 would have been 12.79%.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS B                                              2003              2002              2001             2000            1999

Net asset value, beginning of period                $6.71             $8.67            $21.55           $15.04          $11.08
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                              $(0.08)           $(0.13)           $(0.14)          $(0.24)         $(0.17)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                0.91             (1.83)            (9.52)            8.78            5.75
----------------------------------------------     ------           -------           -------           ------          ------
Total from investment operations                    $0.83            $(1.96)           $(9.66)           $8.54           $5.58
----------------------------------------------     ------           -------           -------           ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                       $--               $--            $(2.68)          $(2.03)         $(1.62)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                --             (0.54)              --              --
----------------------------------------------     ------           -------           -------           ------          ------
Total distributions declared to
shareholders                                          $--               $--            $(3.22)          $(2.03)         $(1.62)
----------------------------------------------     ------           -------           -------           ------          ------
Net asset value, end of period                      $7.54             $6.71             $8.67           $21.55          $15.04
----------------------------------------------     ------           -------           -------           ------          ------
Total return (%)                                    12.37(S)         (22.61)           (50.64)           59.15           53.89
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                           2.16              2.11              2.01             1.97            2.01
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (1.22)            (1.57)            (1.08)           (1.20)          (1.22)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     72               282               319              495             334
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $45,982           $49,995           $87,876         $243,420        $127,024
------------------------------------------------------------------------------------------------------------------------------

  # Per share data is based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(S) The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended August 31, 2003 would have been 12.02%.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

                                                                                                            PERIOD ENDED
CLASS C                                                    2003              2002             2001              8/31/00*

Net asset value, beginning of period                      $6.65             $8.57           $21.57                $19.62
------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                    $(0.08)           $(0.13)          $(0.12)               $(0.08)
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         0.89             (1.79)           (9.47)                 2.03
----------------------------------------------------     ------           -------          -------                ------
Total from investment operations                          $0.81            $(1.92)          $(9.59)                $1.95
----------------------------------------------------     ------           -------          -------                ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                             $--               $--           $(2.83)                  $--
------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                          --                --            (0.58)                   --
----------------------------------------------------     ------           -------          -------                ------
Total distributions declared to shareholders                $--               $--           $(3.41)                  $--
----------------------------------------------------     ------           -------          -------                ------
Net asset value, end of period                            $7.46             $6.65            $8.57                $21.57
----------------------------------------------------     ------           -------          -------                ------
Total return (%)                                          12.18(S)         (22.40)          (50.62)                59.30++
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                 2.16              2.11             2.01                  1.97+
------------------------------------------------------------------------------------------------------------------------
Net investment loss                                       (1.22)            (1.57)           (1.08)                (1.53)+
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                           72               282              319                   495
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $1,199            $1,240           $1,505                $1,022
------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class C shares, June 1, 2000 through August 31, 2000.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(S) The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended August 31, 2003 would have been 11.83%.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS I                                              2003              2002              2001             2000            1999

Net asset value, beginning of period                $6.75             $8.64            $21.54           $14.99          $11.10
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                              $(0.01)           $(0.05)           $(0.01)          $(0.04)         $(0.03)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                0.92             (1.84)            (9.47)            8.76            5.72
----------------------------------------------     ------           -------           -------           ------          ------
Total from investment operations                    $0.91            $(1.89)           $(9.48)           $8.72           $5.69
----------------------------------------------     ------           -------           -------           ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                       $--               $--            $(2.84)          $(2.17)         $(1.80)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                --             (0.58)              --              --
----------------------------------------------     ------           -------           -------           ------          ------
Total distributions declared to
shareholders                                          $--               $--            $(3.42)          $(2.17)         $(1.80)
----------------------------------------------     ------           -------           -------           ------          ------
Net asset value, end of period                      $7.66             $6.75             $8.64           $21.54          $14.99
----------------------------------------------     ------           -------           -------           ------          ------
Total return (%)                                    13.48(S)         (21.88)           (50.14)           60.76           55.45
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                           1.16              1.11              1.01             0.97            1.01
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (0.22)            (0.57)            (0.08)           (0.21)          (0.21)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     72               282               319              495             334
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)          $2,250            $2,070            $2,739           $6,418          $2,829
------------------------------------------------------------------------------------------------------------------------------

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(S) The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended August 31, 2003 would have been 13.13%.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Managed Sectors Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's fees were reduced by $3,468 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $5,061 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions and real estate investment trusts.

The fund paid no distributions for the years ended August 31, 2003 and August 31, 2002.

During the year ended August 31, 2003, accumulated net investment loss decreased by $1,555,158, accumulated net realized loss on investments and foreign currency transactions decreased by $65 and paid-in capital decreased by $1,555,223 due to differences between book and tax accounting for currency transactions. This change had no effect on the net assets or net asset value per share.

As of August 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                     $(308,073,328)
          ------------------------------------------------------------
          Unrealized appreciation                          31,140,549
          ------------------------------------------------------------
          Post-October capital loss deferral               (2,744,828)
          ------------------------------------------------------------
          Other temporary differences                        (104,627)
          ------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

          EXPIRATION DATE

          August 31, 2009                               $(18,916,162)
          -----------------------------------------------------------
          August 31, 2010                               (209,919,760)
          -----------------------------------------------------------
          August 31, 2011                                (79,237,406)
          -----------------------------------------------------------
          Total                                        $(308,073,328)
          -----------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $2.5 billion of average net assets            0.75%
          ---------------------------------------------------------
          Average net assets in excess of $2.5 billion        0.70%
          ---------------------------------------------------------

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees' compensation is a net decrease of $8,957 as a result of the change in the fund's pension liability under this plan and a pension expense of $4,969 for inactive trustees for the year ended August 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

          First $2 billion                                  0.0175%
          ---------------------------------------------------------
          Next $2.5 billion                                 0.0130%
          ---------------------------------------------------------
          Next $2.5 billion                                 0.0005%
          ---------------------------------------------------------
          In excess of $7 billion                           0.0000%
          ---------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $10,258 for the year ended August 31, 2003 as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                        CLASS A         CLASS B         CLASS C

Distribution Fee                          0.10%           0.75%           0.75%
-------------------------------------------------------------------------------
Service Fee                               0.25%           0.25%           0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                   0.35%           1.00%           1.00%
-------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended August 31, 2003 amounted to:

                                        CLASS A         CLASS B         CLASS C

Service Fee Retained by MFD             $14,579          $1,712              $7
-------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended August 31, 2003 were as follows:

                                        CLASS A         CLASS B         CLASS C

Total Distribution Plan                   0.35%           1.00%           1.00%
-------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2003 were as follows:

                                            CLASS A      CLASS B       CLASS C

Contingent Deferred Sales Charges Imposed      $906      $84,311          $287
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $156,082,715 and $184,415,625, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $223,121,283
          -----------------------------------------------------------
          Gross unrealized appreciation                  $32,757,823
          -----------------------------------------------------------
          Gross unrealized depreciation                   (1,617,274)
          -----------------------------------------------------------
          Net unrealized appreciation                    $31,140,549
          -----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                             Year ended 8/31/03          Year ended 8/31/02
                            SHARES        AMOUNT        SHARES       AMOUNT

CLASS A SHARES

Shares sold                1,956,338    $12,960,002    2,574,992   $20,739,956
-------------------------------------------------------------------------------
Shares reacquired         (5,584,582)   (36,876,148)  (7,251,850)  (57,471,194)
-------------------------------------------------------------------------------
Net decrease              (3,628,244)  $(23,916,146)  (4,676,858) $(36,731,238)
-------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                  818,965     $5,502,570    1,015,683    $8,226,342
-------------------------------------------------------------------------------
Shares reacquired         (2,166,390)   (14,423,562)  (3,705,553)  (29,211,606)
-------------------------------------------------------------------------------
Net decrease              (1,347,425)   $(8,920,992)  (2,689,870) $(20,985,264)
-------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                  160,262     $1,068,677      267,945    $2,177,831
-------------------------------------------------------------------------------
Shares reacquired           (185,934)    (1,225,803)    (257,038)   (2,030,922)
-------------------------------------------------------------------------------
Net increase (decrease)      (25,672)     $(157,126)      10,907      $146,909
-------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                   26,922       $183,217       33,559      $268,927
-------------------------------------------------------------------------------
Shares reacquired            (39,742)      (270,591)     (44,142)     (355,836)
-------------------------------------------------------------------------------
Net decrease                 (12,820)      $(87,374)     (10,583)     $(86,909)
-------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended August 31, 2003 was $1,494. The fund had no borrowings during the year.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust I and the Shareholders of MFS Managed Sectors Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Managed Sectors Fund (one of the series comprising MFS Series Trust I) (the "Trust") as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of MFS Managed Sectors Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 9, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS
JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer (prior to September 2000); Lexington
STEPHEN E. CAVAN (born 11/06/53)                         Funds, Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Manhattan Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741
                                                         AUDITORS
PORTFOLIO MANAGERS                                       Deloitte & Touche LLP
Margaret W. Adams(1)
S. Irfan Ali(1)
John E. Lathrop(1)
Stephen Pesek(1)
(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number             Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606           8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576           9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             MMS-ANN-10/03 61M

MFS(R) Mutual Funds

ANNUAL REPORT 8/31/03

MFS(R) NEW DISCOVERY FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms

  o share balances and transactional history with us, our affiliates, or others

  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) NEW DISCOVERY FUND

Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                9
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              23
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     34
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      42
----------------------------------------------------
TRUSTEES AND OFFICERS                             43
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      45
----------------------------------------------------
FEDERAL TAX INFORMATION                           46
----------------------------------------------------
CONTACT INFORMATION                               47

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    September 15, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

The 12-month period ended August 31, 2003, proved volatile but rewarding for long-term investors. As the economy and the stock market appeared to turn a corner into recovery, small-cap growth stocks, as represented by the fund's benchmark, the Russell 2000 Growth Index, outperformed the broad market, as represented by the Standard & Poor's 500 Stock Index. The indices returned 34.90% and 12.07%, respectively.

In retrospect, the stock market appears to have bottomed in the September 2002 to March 2003 time frame, driven down largely by a weak economy, corporate scandals, and geopolitical uncertainty over Iraq and North Korea. As major fighting ended in Iraq and investors became more confident in the market, stocks began to rise - both in anticipation of an accelerating economic recovery and in response to real improvements in business fundamentals (such as earnings and cash flow growth).

Beginning in late 2002, we had begun to restructure the portfolio. We felt that, as the economy strengthened further, corporate capital expenditure (cap-ex) spending would increase and the market would increasingly favor companies that stood to benefit from increased cap-ex spending - such as firms in the technology and industrial goods and services sectors. We also felt that growth in consumer spending, which had largely driven the U.S. economy for the past three years, could taper off somewhat. Accordingly, we decreased the fund's exposure to retail and consumer staples stocks over the period, and increased our technology holdings.

-------------------------------------------------
TOP 5 STOCK HOLDINGS
AS OF 8/31/03

CAREMARK RX, INC.                          2.5%
Pharmaceutical benefits management
firm
-------------------------------------------------
CAREER EDUCATION CORP.                     1.7%
For-profit provider of post-secondary
education
-------------------------------------------------
KRONOS, INC.                               1.5%
Provider of software-based employee
management systems
-------------------------------------------------
STRAYER EDUCATION, INC.                    1.4%
For-profit provider of post-secondary
education
-------------------------------------------------
OPEN TEXT CORP.                            1.3%
Developer of knowledge management
software
-------------------------------------------------
The portfolio is actively managed, and current
holdings may be different.
-------------------------------------------------

DETRACTORS FROM PERFORMANCE

We think the fund's underperformance over the period, relative to its Russell 2000 Growth benchmark and its Lipper small-cap growth peers, can be attributed in part to the character of the second-quarter 2003 rally. In general, we felt some of the better-performing stocks over the period were higher-volatility, more risky issues. Many were stocks that had fallen to extremely low prices before the market appeared to bottom and then delivered strong performance off of that bottom. Most of those stocks did not fit the fund's strategy of investing in firms that we feel have strong long-term business fundamentals. While sticking with our strategy hurt performance over the period, we believe that avoiding stocks with relatively weak fundamentals helps our shareholders over the longer term.

More specifically, we were late in participating in a powerful second-quarter rally in the technology sector. We generally do not like to invest in a company until we have confidence that its fundamentals are likely to improve, and many of the technology firms that led the rally were companies in which we had no long-term confidence.

However, while our technology holdings as a group underperformed on a relative basis, many delivered strong results over the period; in fact, three of the fund's five top performing holdings were in the sector. Lexar Media's stock rose sharply on strong demand for the firm's removable storage media for digital cameras. GlobespanVirata increased its share of the market for semiconductor chips used in DSL (digital subscriber line) broadband internet systems. The position in GlobespanVirata has since been eliminated from the portfolio. And Avid Technology continued to be a market leader in digital editing equipment for the film and broadcasting industries.

Leisure sector holdings also detracted from performance. Despite the success of its Harry Potter franchise, Scholastic Corp.'s stock tumbled because the weak economy hurt sales of children's books, especially at school book fairs. Our stake in Jack in the Box declined in value as the fast food restaurant firm's turnaround efforts proved disappointing. We sold both holdings by period-end. Elsewhere in the sector, our radio broadcasting stocks underperformed because local radio advertising did not recover as quickly as expected after major fighting concluded in Iraq.

Health care was another area that held back performance. Much of the market's strong performance in the sector came from rather speculative biotechnology stocks, and we were underweighted in that industry. In addition, our holdings in LifePoint Hospitals, a group of rural hospitals, and AMN Healthcare, a provider of temporary nursing services, declined in price and were sold out of the fund.

CONTRIBUTORS TO PERFORMANCE

In the financial services sector, relative performance was helped by a general avoidance of several areas that performed poorly, particularly banks, whose profits were hurt by low interest rates, and insurance brokers. In addition, we owned a few selected banks that did well because they were in high-growth markets, such as California-based UCBH Holdings, which focused on Chinese-American clients and began expanding into New York. We also owned some brokerage firms that profited from increased market activity. Chief among the latter was Friedman Billings Ramsey, an investment banking and brokerage firm.

In the consumer staples area, the fund benefited from a lower allocation to the sector, as the market rotated away from defensive stocks and began to favor more aggressive issues. Similarly, the fund's outperformance in the basic materials sector was largely due to low allocation to a sector that underperformed.

The fund's strongest performing holdings over the period were spread across a variety of sectors. In addition to the technology companies mentioned earlier, contributors to performance included adult education firms Career Education and Strayer Education. These companies saw increasing enrollment rates and benefited from the weak employment environment in the United States, as they offered workers opportunities to increase job-related knowledge and skills. In the health care area, our long-time holding in pharmaceutical benefits manager Caremark Rx performed well. The firm manages prescription drug benefits for employers in order to hold down the cost of health insurance. And in the leisure sector, stock in educational toy company Leapfrog Enterprises rose on the success of a new product line.

    Respectfully,

/s/ Robert A. Henderson             /s/ Donald F. Pitcher, Jr.

    Robert A. Henderson                 Donald F. Pitcher, Jr.
    Portfolio Manager                   Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 8/31/03
-------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. PAST PERFORMANCE
IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, January 2, 1997, through August 31, 2003. Index information is from January 2, 1997.)

                          Russell 2000     MFS New Discovery
                          Growth Index#     Fund - Class A
            -----------------------------------------------
            1/97           $10,000             $ 9,425
            8/97            11,394              12,318
            8/99            12,033              16,222
            8/01            10,887              22,242
            8/03            10,865              20,042

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                       Class
  Share class      inception date     1-yr       3-yr       5-yr       Life*

       A              1/2/1997         21.52%    -11.23%     11.33%     11.99%
------------------------------------------------------------------------------
       B             11/3/1997         20.77%    -11.81%     10.61%     11.37%
------------------------------------------------------------------------------
       C             11/3/1997         20.73%    -11.81%     10.62%     11.39%
------------------------------------------------------------------------------
       I              1/2/1997         21.90%    -10.92%     11.74%     12.38%
------------------------------------------------------------------------------
       R             12/31/2002        21.52%    -11.23%     11.33%     11.99%
------------------------------------------------------------------------------
      529A           7/31/2002         21.18%    -11.31%     11.27%     11.95%
------------------------------------------------------------------------------
      529B           7/31/2002         20.43%    -11.52%     11.12%     11.83%
------------------------------------------------------------------------------
      529C           7/31/2002         20.31%    -11.55%     11.09%     11.82%

--------------------
  Average annual
--------------------

Comparative Benchmarks

Average small cap growth fund+   28.46%      -12.96%        8.99%        4.91%
------------------------------------------------------------------------------
Russell 2000 Growth Index#       34.90%      -13.41%        5.29%        1.25%


--------------------
  Average annual
 with sales charge
--------------------

  Share class                         1-yr       3-yr       5-yr       Life*

       A                               14.53%    -12.97%     10.02%     11.00%
------------------------------------------------------------------------------
       B                               16.77%    -12.56%     10.34%     11.37%
------------------------------------------------------------------------------
       C                               19.73%    -11.81%     10.62%     11.39%
------------------------------------------------------------------------------
      529A                             14.22%    -13.05%      9.96%     10.96%
------------------------------------------------------------------------------
      529B                             16.43%    -12.25%     10.85%     11.83%
------------------------------------------------------------------------------
      529C                             19.31%    -11.55%     11.09%     11.82%

I and R class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

       A                               21.52%    -30.05%     71.04%    112.65%
------------------------------------------------------------------------------
       B                               20.77%    -31.42%     65.57%    104.88%
------------------------------------------------------------------------------
       C                               20.73%    -31.41%     65.61%    105.13%
------------------------------------------------------------------------------
       I                               21.90%    -29.32%     74.19%    117.58%
------------------------------------------------------------------------------
       R                               21.52%    -30.05%     71.04%    112.65%
------------------------------------------------------------------------------
      529A                             21.18%    -30.24%     70.57%    112.06%
------------------------------------------------------------------------------
      529B                             20.43%    -30.72%     69.39%    110.60%
------------------------------------------------------------------------------
      529C                             20.31%    -30.79%     69.22%    110.39%

* For the period from the commencement of the fund's investment operations, January 2, 1997, through August 31, 2003. Index information is from
  January 2, 1997.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

RUSSELL 2000 GROWTH INDEX - measures the performance of U.S. small-cap growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529
Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in small and/or emerging growth companies is riskier than investing in more-established companies.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 8/31/03
-------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 95.4%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                 $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 90.9%
-----------------------------------------------------------------------------------------------------
Airlines - 0.9%
-----------------------------------------------------------------------------------------------------
Airtran Holdings, Inc.*                                                75,900              $1,019,337
-----------------------------------------------------------------------------------------------------
Alaska Air Group, Inc.*                                               119,700               3,302,523
-----------------------------------------------------------------------------------------------------
Atlantic Coast Airlines Holdings*                                     334,600               2,673,454
-----------------------------------------------------------------------------------------------------
Frontier Airlines, Inc.*                                               76,800               1,228,800
-----------------------------------------------------------------------------------------------------
Mesa Air Group, Inc.*                                                 201,500               2,391,805
-----------------------------------------------------------------------------------------------------
Skywest, Inc.                                                         100,800               1,761,984
-----------------------------------------------------------------------------------------------------
                                                                                          $12,377,903
-----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.7%
-----------------------------------------------------------------------------------------------------
Reebok International Ltd.                                             232,500              $7,777,125
-----------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                            117,000               2,351,700
-----------------------------------------------------------------------------------------------------
                                                                                          $10,128,825
-----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 2.7%
-----------------------------------------------------------------------------------------------------
Alabama National Bancorp.                                              41,400              $2,096,910
-----------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"*                                      194,100               4,219,734
-----------------------------------------------------------------------------------------------------
Brookline Bancorp, Inc.                                               151,388               2,314,723
-----------------------------------------------------------------------------------------------------
Citizens South Banking Corp.                                           41,100                 608,280
-----------------------------------------------------------------------------------------------------
East West Bancorp, Inc.                                                99,900               4,431,564
-----------------------------------------------------------------------------------------------------
First Community Bancorp.                                               44,390               1,511,479
-----------------------------------------------------------------------------------------------------
Glacier Bancorp, Inc.                                                  33,420                 904,345
-----------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                       124,900               3,207,432
-----------------------------------------------------------------------------------------------------
Independence Community Bank Corp.                                      49,100               1,622,755
-----------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                    217,600               6,504,064
-----------------------------------------------------------------------------------------------------
Republic Bancshares, Inc.                                              57,500               1,559,975
-----------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                                                   251,000               8,029,490
-----------------------------------------------------------------------------------------------------
Wintrust Financial Corp.                                               51,100               1,806,896
-----------------------------------------------------------------------------------------------------
                                                                                          $38,817,647
-----------------------------------------------------------------------------------------------------
Biotechnology - 3.2%
-----------------------------------------------------------------------------------------------------
Antigenics, Inc.*                                                     220,290              $3,114,901
-----------------------------------------------------------------------------------------------------
Bruker Biosciences Corp.*                                             341,200               1,569,520
-----------------------------------------------------------------------------------------------------
CryoLife, Inc.*                                                       553,000               3,096,800
-----------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.*                                                 85,200               2,185,380
-----------------------------------------------------------------------------------------------------
Exact Sciences Corp.*                                                 221,000               3,721,640
-----------------------------------------------------------------------------------------------------
ICOS Corp.*                                                            90,500               3,524,070
-----------------------------------------------------------------------------------------------------
ILEX Oncology, Inc.*                                                   98,700               1,640,394
-----------------------------------------------------------------------------------------------------
InterMune, Inc.*                                                      176,330               3,357,323
-----------------------------------------------------------------------------------------------------
Millipore Corp.*                                                      235,100              10,673,540
-----------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.*                                          92,600               4,955,026
-----------------------------------------------------------------------------------------------------
Serologicals Corp.*                                                   376,200               5,229,180
-----------------------------------------------------------------------------------------------------
Tanox, Inc.*                                                           85,600               1,899,464
-----------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals, Inc.*                                         149,100               1,878,660
-----------------------------------------------------------------------------------------------------
                                                                                          $46,845,898
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.8%
-----------------------------------------------------------------------------------------------------
aQuantive, Inc.*                                                      465,000              $4,994,100
-----------------------------------------------------------------------------------------------------
Arbitron, Inc.*                                                        68,800               2,544,224
-----------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.*                                           100,000               2,208,000
-----------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                 359,900               8,687,986
-----------------------------------------------------------------------------------------------------
Cumulus Media, Inc., "A"*                                              77,700               1,473,969
-----------------------------------------------------------------------------------------------------
Emmis Communications Corp., "A"*                                      250,000               5,362,500
-----------------------------------------------------------------------------------------------------
Entercom Communications Corp., "A"*                                   213,315              10,736,144
-----------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.*                                       195,900               4,752,534
-----------------------------------------------------------------------------------------------------
LIN TV Corp., "A"*                                                    395,600               9,257,040
-----------------------------------------------------------------------------------------------------
Saga Communications, Inc., "A"                                        152,300               2,886,085
-----------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc.*                                   300,000               2,325,000
-----------------------------------------------------------------------------------------------------
                                                                                          $55,227,582
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.9%
-----------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc.*                                      201,000             $13,627,800
-----------------------------------------------------------------------------------------------------
Federated Investors, Inc., "B"                                        100,000               2,936,000
-----------------------------------------------------------------------------------------------------
First Albany Cos., Inc.                                                61,100                 823,628
-----------------------------------------------------------------------------------------------------
Friedman Billings Ramsey Group, "A"                                   504,515               8,369,904
-----------------------------------------------------------------------------------------------------
Jeffries Group, Inc.                                                  221,800               6,587,460
-----------------------------------------------------------------------------------------------------
Knight Trading Group, Inc.*                                           229,100               2,123,757
-----------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                         171,200               6,123,824
-----------------------------------------------------------------------------------------------------
Soundview Technology Group, Inc.*                                     249,860               2,641,020
-----------------------------------------------------------------------------------------------------
SWS Group, Inc.                                                       224,300               4,239,270
-----------------------------------------------------------------------------------------------------
Waddell & Reed Financial, Inc., "A"                                   364,600               9,388,450
-----------------------------------------------------------------------------------------------------
                                                                                          $56,861,113
-----------------------------------------------------------------------------------------------------

Business Services - 4.7%
-----------------------------------------------------------------------------------------------------
BISYS Group, Inc.*                                                    150,000              $2,752,500
-----------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.*                               133,800               5,210,172
-----------------------------------------------------------------------------------------------------
Charles River Associates, Inc.*                                        55,020               1,850,873
-----------------------------------------------------------------------------------------------------
Corporate Executive Board Co.*                                        237,500              10,485,625
-----------------------------------------------------------------------------------------------------
Costar Group, Inc.*                                                   208,000               6,192,160
-----------------------------------------------------------------------------------------------------
Diamondcluster International, Inc., "A"*                              337,100               2,022,600
-----------------------------------------------------------------------------------------------------
Digitas, Inc.*                                                      1,013,650               6,943,502
-----------------------------------------------------------------------------------------------------
EPIQ Systems, Inc.*                                                    42,300                 782,973
-----------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                 321,949              12,153,575
-----------------------------------------------------------------------------------------------------
Integrated Alarm Services Group, Inc.*                                637,110               5,542,857
-----------------------------------------------------------------------------------------------------
MPS Group, Inc.*                                                      696,200               6,648,710
-----------------------------------------------------------------------------------------------------
Perot Systems Corp., "A"*                                             717,350               7,360,011
-----------------------------------------------------------------------------------------------------
                                                                                          $67,945,558
-----------------------------------------------------------------------------------------------------
Computer Software - 10.0%
-----------------------------------------------------------------------------------------------------
ANSYS, Inc.*                                                          339,700             $12,025,380
-----------------------------------------------------------------------------------------------------
Autodesk, Inc.*                                                       182,800               3,272,120
-----------------------------------------------------------------------------------------------------
Borland Software Corp.*                                               605,500               5,746,195
-----------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.*                                         400,000               5,688,000
-----------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                   379,500              15,483,600
-----------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.*                                             164,500               5,425,210
-----------------------------------------------------------------------------------------------------
InterVideo, Inc.*                                                     322,720               8,648,896
-----------------------------------------------------------------------------------------------------
Kronos, Inc.*                                                         355,200              20,528,074
-----------------------------------------------------------------------------------------------------
Magma Design Automation, Inc.*                                        179,300               3,783,230
-----------------------------------------------------------------------------------------------------
Microstrategy, Inc., "A"*                                              81,900               3,313,674
-----------------------------------------------------------------------------------------------------
Netscreen Technologies, Inc.*                                         449,400              10,754,142
-----------------------------------------------------------------------------------------------------
Networks Associates, Inc.*                                          1,291,100              17,972,112
-----------------------------------------------------------------------------------------------------
Portal Software, Inc.*                                              1,239,500               3,532,575
-----------------------------------------------------------------------------------------------------
Progress Software Corp.*                                              392,200               8,055,788
-----------------------------------------------------------------------------------------------------
Safenet, Inc.*                                                        123,700               4,458,148
-----------------------------------------------------------------------------------------------------
Secure Computing Corp.*                                               558,800               6,085,332
-----------------------------------------------------------------------------------------------------
Serena Software, Inc.*                                                357,000               6,925,800
-----------------------------------------------------------------------------------------------------
Verity, Inc.*                                                         259,500               3,093,240
-----------------------------------------------------------------------------------------------------
Vignette Corp.*                                                       271,300                 623,990
-----------------------------------------------------------------------------------------------------
                                                                                         $145,415,506
-----------------------------------------------------------------------------------------------------

Computer Software - Systems - 2.0%
-----------------------------------------------------------------------------------------------------
Acxiom Corp.*                                                         349,000              $5,639,840
-----------------------------------------------------------------------------------------------------
Arrow Electronics, Inc.*                                               74,500               1,537,680
-----------------------------------------------------------------------------------------------------
BearingPoint, Inc.*                                                   325,100               2,665,820
-----------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.*                                           532,300              15,772,049
-----------------------------------------------------------------------------------------------------
Mentor Graphics Corp.                                                  50,200               1,015,546
-----------------------------------------------------------------------------------------------------
SS&C Technologies, Inc.                                               117,500               2,231,325
-----------------------------------------------------------------------------------------------------
                                                                                          $28,862,260
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.1%
-----------------------------------------------------------------------------------------------------
The Yankee Candle Co., Inc.*                                           79,900              $1,873,655
-----------------------------------------------------------------------------------------------------

Consumer Services - 5.3%
-----------------------------------------------------------------------------------------------------
Autobytel, Inc.*+                                                     578,900              $4,909,072
-----------------------------------------------------------------------------------------------------
Autobytel, Inc.*                                                       50,000                 425,500
-----------------------------------------------------------------------------------------------------
Career Education Corp.*                                               536,800              24,225,784
-----------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.*                                             75,000               4,316,250
-----------------------------------------------------------------------------------------------------
Education Management Corp.*                                           172,300              10,537,868
-----------------------------------------------------------------------------------------------------
ITT Educational Services, Inc.*                                       147,700               6,402,795
-----------------------------------------------------------------------------------------------------
Priceline.com, Inc.*                                                  186,416               7,361,568
-----------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                               203,800              19,462,900
-----------------------------------------------------------------------------------------------------
                                                                                          $77,641,737
-----------------------------------------------------------------------------------------------------
Electrical Equipment - 0.9%
-----------------------------------------------------------------------------------------------------
A.O. Smith Corp.                                                      124,100              $4,455,190
-----------------------------------------------------------------------------------------------------
Baldor Electric Co.                                                    60,300               1,339,866
-----------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc.*                                   206,430               7,949,619
-----------------------------------------------------------------------------------------------------
                                                                                          $13,744,675
-----------------------------------------------------------------------------------------------------
Electronics - 12.3%
-----------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc.*                                     177,900              $4,280,274
-----------------------------------------------------------------------------------------------------
American Superconductor Corp.*                                        380,132               4,633,809
-----------------------------------------------------------------------------------------------------
Amphenol Corp.*                                                       199,700              10,889,641
-----------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp.*                                       1,341,900               7,796,439
-----------------------------------------------------------------------------------------------------
Brooks Automation, Inc.*                                              305,400               7,467,030
-----------------------------------------------------------------------------------------------------
Cabot Microelectronics Corp.*                                          50,000               3,259,500
-----------------------------------------------------------------------------------------------------
Cree, Inc.*                                                           328,400               5,195,288
-----------------------------------------------------------------------------------------------------
Cymer, Inc.*                                                          257,200              11,772,044
-----------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.*                                          607,500              11,281,275
-----------------------------------------------------------------------------------------------------
Digital Theater Systems, Inc.*                                         36,540                 816,304
-----------------------------------------------------------------------------------------------------
DSP Group, Inc.*                                                      185,934               5,061,123
-----------------------------------------------------------------------------------------------------
Exar Corp.*                                                           218,700               3,575,745
-----------------------------------------------------------------------------------------------------
Excel Technology, Inc.*                                                90,700               2,473,389
-----------------------------------------------------------------------------------------------------
Genus, Inc.*                                                          265,900                 877,470
-----------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                     174,400               6,020,288
-----------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc.*                                   392,500               5,475,375
-----------------------------------------------------------------------------------------------------
Kemet Corp.                                                            31,200                 382,512
-----------------------------------------------------------------------------------------------------
Kopin Corp.*                                                          571,700               4,979,507
-----------------------------------------------------------------------------------------------------
Lam Research Corp.*                                                   200,000               5,144,000
-----------------------------------------------------------------------------------------------------
Lexar Media, Inc.*                                                    496,900               8,288,292
-----------------------------------------------------------------------------------------------------
Micrel, Inc.*                                                         793,300              10,788,880
-----------------------------------------------------------------------------------------------------
MKS Instruments, Inc.*                                                232,100               6,387,392
-----------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc.*                                         48,080               2,134,271
-----------------------------------------------------------------------------------------------------
Pemstar, Inc.*                                                        311,170               1,042,420
-----------------------------------------------------------------------------------------------------
Photon Dynamics, Inc.*                                                 83,800               2,715,958
-----------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                     488,200               6,961,732
-----------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.*                                           226,800              10,072,188
-----------------------------------------------------------------------------------------------------
Technitrol, Inc.*                                                     274,900               5,558,478
-----------------------------------------------------------------------------------------------------
Ultratech, Inc.*                                                      129,800               3,807,034
-----------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.*                                         400,000               6,588,000
-----------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.*                                          715,100               4,884,133
-----------------------------------------------------------------------------------------------------
White Electronic Designs Corp.*                                       373,700               4,529,244
-----------------------------------------------------------------------------------------------------
Zoran Corp.*                                                          145,800               3,639,168
-----------------------------------------------------------------------------------------------------
                                                                                         $178,778,203
-----------------------------------------------------------------------------------------------------
Energy - Independent - 0.6%
-----------------------------------------------------------------------------------------------------
Newfield Exploration Co.*                                             230,196              $9,044,401
-----------------------------------------------------------------------------------------------------

Food & Non Alcoholic Beverages - 0.4%
-----------------------------------------------------------------------------------------------------
Performance Food Group, Co.*                                          153,800              $6,030,498
-----------------------------------------------------------------------------------------------------

Furniture & Appliances - 0.8%
-----------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                  65,000              $6,477,250
-----------------------------------------------------------------------------------------------------
Select Comfort Corp.*                                                 196,300               4,571,827
-----------------------------------------------------------------------------------------------------
                                                                                          $11,049,077
-----------------------------------------------------------------------------------------------------

Gaming & Lodging - 0.4%
-----------------------------------------------------------------------------------------------------
Prime Hospitality Corp.*                                              700,000              $6,265,000
-----------------------------------------------------------------------------------------------------

Home Construction - 0.1%
-----------------------------------------------------------------------------------------------------
Florida Rock Industries, Inc.                                          33,100              $1,719,545
-----------------------------------------------------------------------------------------------------

Insurance - 0.1%
-----------------------------------------------------------------------------------------------------
CCC Information Services Group, Inc.*                                 106,200              $1,633,356
-----------------------------------------------------------------------------------------------------

Internet - 1.6%
-----------------------------------------------------------------------------------------------------
Digital River, Inc.*                                                  583,210             $15,560,043
-----------------------------------------------------------------------------------------------------
Earthlink, Inc.*                                                      288,000               2,185,920
-----------------------------------------------------------------------------------------------------
eCollege.com, Inc.*                                                   172,800               2,376,000
-----------------------------------------------------------------------------------------------------
GSI Commerce, Inc.*                                                    86,300               1,035,600
-----------------------------------------------------------------------------------------------------
LookSmart Ltd.*                                                       465,900               1,514,175
-----------------------------------------------------------------------------------------------------
                                                                                          $22,671,738
-----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.2%
-----------------------------------------------------------------------------------------------------
Leapfrog Enterprises, Inc.*                                            80,000              $3,000,000
-----------------------------------------------------------------------------------------------------

Machinery & Tools - 0.5%
-----------------------------------------------------------------------------------------------------
Cognex Corp.                                                          200,000              $6,132,000
-----------------------------------------------------------------------------------------------------
NN, Inc.                                                              111,200               1,417,800
-----------------------------------------------------------------------------------------------------
                                                                                           $7,549,800
-----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 6.0%
-----------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                         416,425             $10,785,407
-----------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                  1,376,195              34,583,780
-----------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.*                                100,000               3,922,000
-----------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*                                               176,760               6,121,199
-----------------------------------------------------------------------------------------------------
Odyssey Healthcare, Inc.*                                              64,050               1,961,852
-----------------------------------------------------------------------------------------------------
Select Medical Corp.*                                                 200,000               5,760,000
-----------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc.*                                          173,000               4,318,080
-----------------------------------------------------------------------------------------------------
The Advisory Board Co.*                                               287,900              12,264,540
-----------------------------------------------------------------------------------------------------
VCA Antech, Inc.*                                                     326,400               7,520,256
-----------------------------------------------------------------------------------------------------
                                                                                          $87,237,114
-----------------------------------------------------------------------------------------------------

Medical Equipment - 5.4%
-----------------------------------------------------------------------------------------------------
Conceptus, Inc.*                                                      107,800              $1,747,438
-----------------------------------------------------------------------------------------------------
Cyberonics, Inc.*                                                     383,800              10,566,014
-----------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc.*                                          318,100               8,874,990
-----------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp.*                                           223,800               6,364,872
-----------------------------------------------------------------------------------------------------
Fischer Imaging Corp.*                                                136,300                 388,455
-----------------------------------------------------------------------------------------------------
Hologic, Inc.*                                                        537,000               8,860,500
-----------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc.*                                             182,265               7,584,046
-----------------------------------------------------------------------------------------------------
Molecular Devices Corp.*                                              392,240               7,609,456
-----------------------------------------------------------------------------------------------------
Nektar Therapeutics*                                                  755,200               8,662,144
-----------------------------------------------------------------------------------------------------
StAAR Surgical Co.*                                                   100,000               1,205,000
-----------------------------------------------------------------------------------------------------
Thoratec Corp.*                                                       398,600               5,982,986
-----------------------------------------------------------------------------------------------------
Viasys Healthcare, Inc.*                                              103,640               2,290,444
-----------------------------------------------------------------------------------------------------
Wilson Great Batch Technologies, Inc.*                                215,610               8,531,688
-----------------------------------------------------------------------------------------------------
                                                                                          $78,668,033
-----------------------------------------------------------------------------------------------------
Oil Services - 2.7%
-----------------------------------------------------------------------------------------------------
Cal Dive International, Inc.*                                         100,000              $2,115,000
-----------------------------------------------------------------------------------------------------
Dril-Quip, Inc.*                                                      379,263               7,118,767
-----------------------------------------------------------------------------------------------------
Grey Wolf, Inc.*                                                      125,400                 475,266
-----------------------------------------------------------------------------------------------------
National-Oilwell, Inc.*                                               128,350               2,513,093
-----------------------------------------------------------------------------------------------------
Pride International, Inc.*                                            434,460               7,424,921
-----------------------------------------------------------------------------------------------------
Rowan Cos., Inc.*                                                     402,400              10,076,096
-----------------------------------------------------------------------------------------------------
Trico Marine Services, Inc.*                                          350,000                 791,000
-----------------------------------------------------------------------------------------------------
Varco International, Inc.*                                            509,550               8,789,737
-----------------------------------------------------------------------------------------------------
                                                                                          $39,303,880
-----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.0%
-----------------------------------------------------------------------------------------------------
Avid Technology, Inc.*                                                362,700             $18,008,055
-----------------------------------------------------------------------------------------------------
Dot Hill Systems Corp.*                                               160,200               2,659,320
-----------------------------------------------------------------------------------------------------
Ingram Micro, Inc.*                                                   372,600               5,272,290
-----------------------------------------------------------------------------------------------------
Sigma Designs, Inc.*                                                  106,600                 979,654
-----------------------------------------------------------------------------------------------------
Synaptics, Inc.*                                                      148,900               1,786,800
-----------------------------------------------------------------------------------------------------
                                                                                          $28,706,119
-----------------------------------------------------------------------------------------------------

Pharmaceuticals - 2.1%
-----------------------------------------------------------------------------------------------------
Atherogenics, Inc.*                                                    95,900              $1,305,199
-----------------------------------------------------------------------------------------------------
Inspire Phamaceutical, Inc.*                                          541,900               7,938,835
-----------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.                                          109,550               6,691,314
-----------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.*                             451,750              11,524,142
-----------------------------------------------------------------------------------------------------
United Therapeutics Corp.*                                            100,000               2,292,000
-----------------------------------------------------------------------------------------------------
                                                                                          $29,751,490
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 1.6%
-----------------------------------------------------------------------------------------------------
A.H. Belo Corp.                                                       125,000              $2,915,000
-----------------------------------------------------------------------------------------------------
Bowne & Co., Inc.                                                     120,300               1,747,959
-----------------------------------------------------------------------------------------------------
Lee Enterprises, Inc.                                                 175,000               6,867,000
-----------------------------------------------------------------------------------------------------
McClatchy Co., "A"                                                    125,000               7,465,000
-----------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., "B"*                                       250,000               3,600,000
-----------------------------------------------------------------------------------------------------
                                                                                          $22,594,959
-----------------------------------------------------------------------------------------------------
Real Estate - 0.2%
-----------------------------------------------------------------------------------------------------
American Financial Reality Trust*                                     239,800              $3,453,120
-----------------------------------------------------------------------------------------------------

Restaurants - 1.9%
-----------------------------------------------------------------------------------------------------
Brinker International, Inc.*                                          200,000              $6,840,000
-----------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                              200,000               7,730,000
-----------------------------------------------------------------------------------------------------
P.F Chang's China Bistro, Inc.*                                        16,700                 776,550
-----------------------------------------------------------------------------------------------------
Panera Bread Co.*                                                      25,000               1,103,750
-----------------------------------------------------------------------------------------------------
The Cheesecake Factory*                                               297,900              10,855,476
-----------------------------------------------------------------------------------------------------
                                                                                          $27,305,776
-----------------------------------------------------------------------------------------------------
Special Products & Services - 0.2%
-----------------------------------------------------------------------------------------------------
Ceradyne, Inc.*                                                       118,380              $2,713,388
-----------------------------------------------------------------------------------------------------

Specialty Chemicals - 0.8%
-----------------------------------------------------------------------------------------------------
Airgas, Inc.                                                           92,800              $1,738,144
-----------------------------------------------------------------------------------------------------
Delta & Pine Land Co.                                                 357,355               8,898,140
-----------------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                                     65,600               1,466,160
-----------------------------------------------------------------------------------------------------
                                                                                          $12,102,444
-----------------------------------------------------------------------------------------------------
Specialty Stores - 6.2%
-----------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc.*                                       234,700              $6,306,389
-----------------------------------------------------------------------------------------------------
Charming Shoppes, Inc.*                                             1,200,000               7,200,000
-----------------------------------------------------------------------------------------------------
Chico's FAS, Inc.*                                                    165,300               5,370,597
-----------------------------------------------------------------------------------------------------
Guitar Center, Inc.*                                                   85,400               2,864,316
-----------------------------------------------------------------------------------------------------
Hot Topic, Inc.*                                                      128,700               4,589,442
-----------------------------------------------------------------------------------------------------
O'Reilly Automotive, Inc.*                                            200,000               7,658,000
-----------------------------------------------------------------------------------------------------
PETCO Animal Supplies, Inc.*                                          420,225              13,489,222
-----------------------------------------------------------------------------------------------------
PETsMART, Inc.*                                                       772,500              18,478,200
-----------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                  250,000               5,142,500
-----------------------------------------------------------------------------------------------------
Regis Corp.                                                           368,450              12,744,686
-----------------------------------------------------------------------------------------------------
Too, Inc.*                                                            409,200               6,637,224
-----------------------------------------------------------------------------------------------------
                                                                                          $90,480,576
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.4%
-----------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                          267,300             $14,648,040
-----------------------------------------------------------------------------------------------------
Advanced Fibre Communications, Inc.*                                  400,000               9,308,000
-----------------------------------------------------------------------------------------------------
Andrew Corp.*                                                         863,600              10,691,368
-----------------------------------------------------------------------------------------------------
Corvis Corp.*                                                         298,000                 408,260
-----------------------------------------------------------------------------------------------------
F5 Networks, Inc.*                                                    187,500               3,676,875
-----------------------------------------------------------------------------------------------------
McDATA Corp., "A"*                                                    200,000               2,030,000
-----------------------------------------------------------------------------------------------------
McDATA Corp., "B"*                                                    400,000               4,024,000
-----------------------------------------------------------------------------------------------------
Sonus Networks, Inc.*                                                 736,600               5,229,860
-----------------------------------------------------------------------------------------------------
                                                                                          $50,016,403
-----------------------------------------------------------------------------------------------------
Telephone Services - 0.1%
-----------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.*                              19,100                $753,686
-----------------------------------------------------------------------------------------------------

Trucking - 3.1%
-----------------------------------------------------------------------------------------------------
C.H. Robinson Worldwide, Inc.                                          65,980              $2,505,261
-----------------------------------------------------------------------------------------------------
Dynamex, Inc.*                                                         68,328                 583,521
-----------------------------------------------------------------------------------------------------
Heartland Express, Inc.*                                              382,731               9,778,777
-----------------------------------------------------------------------------------------------------
J.B. Hunt Transport Services, Inc.*                                   100,000               4,970,000
-----------------------------------------------------------------------------------------------------
Knight Transportation, Inc.*                                          353,200               9,695,340
-----------------------------------------------------------------------------------------------------
Swift Transportation, Inc.*                                           256,250               5,481,187
-----------------------------------------------------------------------------------------------------
UTI Worldwide, Inc                                                     79,200               2,890,800
-----------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                              357,917               8,858,446
-----------------------------------------------------------------------------------------------------
                                                                                          $44,763,332
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                      $1,321,334,297
-----------------------------------------------------------------------------------------------------

Foreign Stocks - 4.5%
-----------------------------------------------------------------------------------------------------
Australia - 0.2%
-----------------------------------------------------------------------------------------------------
Billabong International Ltd. (Apparel Manufacturers)                  587,975              $2,634,430
-----------------------------------------------------------------------------------------------------

Bermuda - 0.5%
-----------------------------------------------------------------------------------------------------
W.P. Stewart & Co., Ltd. (Brokerage & Asset Managers)                  64,100              $1,258,924
-----------------------------------------------------------------------------------------------------
XOMA Ltd. (Biotechnology)                                             706,600               6,620,842
-----------------------------------------------------------------------------------------------------
                                                                                           $7,879,766
-----------------------------------------------------------------------------------------------------
Canada - 3.3%
-----------------------------------------------------------------------------------------------------
ATI Technologies, Inc. (Personal Computers &
Peripherals)*                                                         372,900              $5,630,790
-----------------------------------------------------------------------------------------------------
Cognos, Inc. (Computer Software)*                                     331,000              10,145,150
-----------------------------------------------------------------------------------------------------
Open Text Corp. (Computer Software)*                                  499,600              18,540,156
-----------------------------------------------------------------------------------------------------
Zarlink Semiconductor, Inc. (Electronics)*                          2,992,935              13,977,007
-----------------------------------------------------------------------------------------------------
                                                                                          $48,293,103
-----------------------------------------------------------------------------------------------------
Grand Cayman Islands - 0.2%
-----------------------------------------------------------------------------------------------------
02Micro International Ltd. (Electronics)*                             168,000              $2,644,320
-----------------------------------------------------------------------------------------------------

Israel - 0.2%
-----------------------------------------------------------------------------------------------------
AudioCodes Ltd. (Telecommunications - Wireline)*                       83,100                $502,007
-----------------------------------------------------------------------------------------------------
Verisity Ltd. (Computer Software)*                                    162,600               1,918,680
-----------------------------------------------------------------------------------------------------
                                                                                           $2,420,687
-----------------------------------------------------------------------------------------------------
Mexico - 0.1%
-----------------------------------------------------------------------------------------------------
Grupo Aeroportuario del Sureste S.A. de C.V.,
ADR (Airlines)                                                         87,590              $1,302,463
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                      $65,174,769
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,128,888,390)                                         $1,386,509,066
-----------------------------------------------------------------------------------------------------

Preferred Stock - 0.5%
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 0.5%
-----------------------------------------------------------------------------------------------------
Internet - 0.5%
-----------------------------------------------------------------------------------------------------
eCollege.com, Inc. (Identified Cost, $6,785,100)*+                    646,200              $7,967,646
-----------------------------------------------------------------------------------------------------

ISSUER                                                                 SHARES              $ VALUE
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 21.5%
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                      311,871,571            $311,871,571
-----------------------------------------------------------------------------------------------------

                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.7%
-----------------------------------------------------------------------------------------------------
Citigroup, Inc., due 9/25/03                                           $2,001              $1,999,573
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank, due 9/02/03                                    15,760              15,759,632
-----------------------------------------------------------------------------------------------------
Ford Motor Credit Corp., due 9/12/03                                    3,200               3,198,798
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 9/02/03                            10,795              10,794,664
-----------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., due 9/11/03                            6,400               6,397,778
-----------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, due 9/02/03                                 1,272               1,271,961
-----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                           $39,422,406
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,486,967,467)                                    $1,745,770,689
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (20.1)%                                                 (292,219,321)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $1,453,551,368
-----------------------------------------------------------------------------------------------------
* Non-income producing security.
+ Restricted security.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 8/31/03

ASSETS

Investments, at value, including $304,358,282 of
securities on loan (identified cost, $1,486,967,467)          $1,745,770,689
-----------------------------------------------------------------------------------------------------
Cash                                                                     782
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                    7,647,321
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   24,031,853
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                    240,530
-----------------------------------------------------------------------------------------------------
Other assets                                                             274
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,777,691,449
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                 $9,383,959
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 2,334,601
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                       311,871,571
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                     104,213
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                     12,737
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        56,377
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               376,623
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $324,140,081
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,453,551,368
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $1,825,549,425
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                           258,803,222
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                           (630,786,652)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                      (14,627)
-----------------------------------------------------------------------------------------------------
Total                                                                                  $1,453,551,368
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 100,280,588
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                  $1,004,473,013
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              68,934,382
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $14.57
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$14.57)                                                  $15.46
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares

  Net assets                                                    $271,580,241
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              19,139,512
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.19
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $84,391,441
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               5,938,604
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.21
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $90,872,048
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               6,114,228
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $14.86
-----------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                      $1,824,068
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 125,191
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $14.57
-----------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                        $179,709
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  12,365
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $14.53
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X14.53)                                                   $15.42
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                         $83,738
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   5,918
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.15
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $147,110
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  10,388
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.16
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529A, Class 529B,
and Class 529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 8/31/03

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                        $3,997,785
-----------------------------------------------------------------------------------------------------
  Interest                                                            936,243
-----------------------------------------------------------------------------------------------------
  Income on securities loaned                                         445,194
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (2,523)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $5,376,699
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                  $10,323,512
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                               29,139
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                   1,198,172
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                            2,748,586
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                            2,235,256
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              752,557
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                1,584
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                               298
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                               348
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                               639
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                        213
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                         87
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                        160
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                  110,084
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                       373,899
-----------------------------------------------------------------------------------------------------
  Printing                                                            125,915
-----------------------------------------------------------------------------------------------------
  Postage                                                             233,884
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                        33,196
-----------------------------------------------------------------------------------------------------
  Legal fees                                                           10,979
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                     1,637,478
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $19,815,986
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (39,221)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $19,776,765
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                      $(14,400,066)
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                        $(44,260,368)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                         3,818
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                                                    $(44,256,550)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation on investments                                         $302,185,359
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments
and foreign currency                                                                     $257,928,809
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                   $243,528,743
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                             2003                     2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment loss                                             $(14,400,066)            $(21,597,324)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                            (44,256,550)            (362,812,388)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                        302,185,359              (79,980,275)
---------------------------------------------------------     --------------       ------------------
Increase (decrease) in net assets from operations               $243,528,743            $(464,389,987)
---------------------------------------------------------     --------------       ------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

In excess of net realized gain on investments and
foreign currency transactions
-----------------------------------------------------------------------------------------------------
  Class A                                                                $--                 $(15,689)
-----------------------------------------------------------------------------------------------------
  Class B                                                                 --                   (4,984)
-----------------------------------------------------------------------------------------------------
  Class C                                                                 --                   (1,884)
-----------------------------------------------------------------------------------------------------
  Class I                                                                 --                     (787)
---------------------------------------------------------     --------------       ------------------
Total distributions declared to shareholders                             $--                 $(23,344)
---------------------------------------------------------     --------------       ------------------
Net increase in net assets from fund share transactions          $20,105,464              $62,239,942
---------------------------------------------------------     --------------       ------------------
Total increase (decrease) in net assets                         $263,634,207            $(402,173,389)
---------------------------------------------------------     --------------       ------------------

NET ASSETS

At beginning of period                                        $1,189,917,161           $1,592,090,550
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $14,627 and $15,416, respectively)                    $1,453,551,368           $1,189,917,161
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 8/31

CLASS A                                             2003              2002                2001            2000            1999

Net asset value, beginning of period              $11.99            $16.17              $25.00          $14.59          $10.65
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                          $(0.13)           $(0.18)             $(0.20)         $(0.26)         $(0.16)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                          2.71             (4.00)              (5.02)          11.28            4.24
---------------------------------------------     ------           -------             -------         -------          ------
Total from investment operations                   $2.58            $(4.18)             $(5.22)         $11.02           $4.08
---------------------------------------------     ------           -------             -------         -------          ------

LESS DISTRIBUTIONS

  From net realized gain on investments
  and foreign currency transactions                  $--               $--              $(3.23)         $(0.61)         $(0.14)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                        --                --+              (0.30)             --              --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                --                --               (0.08)             --              --
---------------------------------------------     ------           -------             -------         -------          ------
Total distributions                                  $--               $--+             $(3.61)         $(0.61)         $(0.14)
---------------------------------------------     ------           -------             -------         -------          ------
Net asset value, end of period                    $14.57            $11.99              $16.17          $25.00          $14.59
---------------------------------------------     ------           -------             -------         -------          ------
Total return (%)(+)                                21.52            (25.85)             (22.37)          76.63           38.44
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                          1.58              1.58                1.52            1.53            1.51
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                (1.11)            (1.21)              (1.06)          (1.17)          (1.13)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   104               102                  49             103             104
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                      $1,004,473          $822,193          $1,050,554        $904,142        $248,710
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser agreed to maintain the expenses of the fund, exclusive of management and distribution and service fees, at not more than 0.25% of average daily net assets, effective November 1,
    1997 through December 31, 1999, and 0.30% through August 31, 2000. To the extent actual expenses were over/under these limitations and the waivers had not been in place for the periods indicated, the net investment loss per share and the ratios would have been:

Net investment loss                                                                                     $(0.26)         $(0.17)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                                                1.51            1.57
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                      (1.15)          (1.19)
------------------------------------------------------------------------------------------------------------------------------

  +  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS B                                              2003               2002              2001            2000            1999

Net asset value, beginning of period               $11.75             $15.95            $24.71          $14.46          $10.60
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                           $(0.21)            $(0.28)           $(0.32)         $(0.39)         $(0.24)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                2.65              (3.92)            (4.97)          11.17            4.21
----------------------------------------------     ------            -------           -------         -------          ------
Total from investment operations                    $2.44             $(4.20)           $(5.29)         $10.78           $3.97
----------------------------------------------     ------            -------           -------         -------          ------

LESS DISTRIBUTIONS

  From net realized gain on investments and
  foreign currency transactions                       $--                $--            $(3.10)         $(0.53)         $(0.11)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                 --+            (0.29)             --              --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --                 --             (0.08)             --              --
----------------------------------------------     ------            -------           -------         -------          ------
Total distributions                                   $--                $--+           $(3.47)         $(0.53)         $(0.11)
----------------------------------------------     ------            -------           -------         -------          ------
Net asset value, end of period                     $14.19             $11.75            $15.95          $24.71          $14.46
----------------------------------------------     ------            -------           -------         -------          ------
Total return (%)                                    20.77             (26.33)           (22.92)          75.50           37.56
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                           2.23               2.23              2.17            2.18            2.16
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (1.76)             (1.86)            (1.70)          (1.81)          (1.76)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    104                102                49             103             104
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                    $271,580           $232,792          $352,886        $483,805        $174,488
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser agreed to maintain the expenses of the fund, exclusive of management and distribution and service fees, at not more than 0.30% of average daily net assets through August 31, 2000.
    Prior to January 1, 2000, the investment adviser agreed to maintain the expenses of the fund, exclusive of management and distribution and service fees, at not more than 0.25% of average daily net assets. To the extent actual expenses were over/under these limitations, the net investment loss per share and the ratios would have been:

Net investment loss                                                                                     $(0.39)         $(0.25)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                                                2.16            2.22
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                      (1.79)          (1.82)
------------------------------------------------------------------------------------------------------------------------------

  +  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS C                                              2003               2002              2001            2000            1999

Net asset value, beginning of period               $11.77             $15.97            $24.73          $14.47          $10.61
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                           $(0.21)            $(0.28)           $(0.32)         $(0.39)         $(0.24)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                2.65              (3.92)            (4.97)          11.18            4.21
----------------------------------------------     ------            -------           -------         -------          ------
Total from investment operations                    $2.44             $(4.20)           $(5.29)         $10.79           $3.97
----------------------------------------------     ------            -------           -------         -------          ------

LESS DISTRIBUTIONS

  From net realized gain on investments and
  foreign currency transactions                       $--                $--            $(3.10)         $(0.53)         $(0.11)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                 --+            (0.29)             --              --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --                 --             (0.08)             --              --
----------------------------------------------     ------            -------           -------         -------          ------
Total distributions                                   $--                $--+           $(3.47)         $(0.53)         $(0.11)
----------------------------------------------     ------            -------           -------         -------          ------
Net asset value, end of period                     $14.21             $11.77            $15.97          $24.73          $14.47
----------------------------------------------     ------            -------           -------         -------          ------
Total return (%)                                    20.73             (26.34)           (22.87)          75.57           37.53
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                           2.23               2.23              2.17            2.18            2.16
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (1.76)             (1.86)            (1.70)          (1.79)          (1.78)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    104                102                49             103             104
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                     $84,391            $87,271          $136,530        $202,891         $74,493
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser agreed to maintain the expenses of the fund, exclusive of management and distribution and service fees, at not more than 0.30% of average daily net assets through August 31, 2000.
    Prior to January 1, 2000, the investment adviser agreed to maintain the expenses of the fund, exclusive of management and distribution and service fees, at not more than 0.25% of average daily net assets. To the extent actual expenses were over/under these limitations, the net investment loss per share and the ratios would have been:

Net investment loss                                                                                     $(0.39)         $(0.25)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                                                2.16            2.22
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                      (1.77)          (1.84)
------------------------------------------------------------------------------------------------------------------------------

  +  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS I                                              2003               2002              2001            2000            1999

Net asset value, beginning of period               $12.19             $16.37            $25.26          $14.71          $10.70
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                           $(0.09)            $(0.13)           $(0.13)         $(0.18)         $(0.11)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                2.76              (4.05)            (5.09)          11.37            4.27
----------------------------------------------     ------            -------           -------         -------          ------
Total from investment operations                    $2.67             $(4.18)           $(5.22)         $11.19           $4.16
----------------------------------------------     ------            -------           -------         -------          ------

LESS DISTRIBUTIONS

  From net realized gain (loss) on
  investments and foreign currency
  transactions                                        $--                $--            $(3.28)         $(0.64)         $(0.15)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                         --                 --+            (0.31)             --              --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --                 --             (0.08)             --              --
----------------------------------------------     ------            -------           -------         -------          ------
Total distributions                                   $--                $--+           $(3.67)         $(0.64)         $(0.15)
----------------------------------------------     ------            -------           -------         -------          ------
Net asset value, end of period                     $14.86             $12.19            $16.37          $25.26          $14.71
----------------------------------------------     ------            -------           -------         -------          ------
Total return (%)                                    21.90             (25.58)           (22.09)          77.22           39.06
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                           1.23               1.23              1.17            1.18            1.16
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (0.75)             (0.86)            (0.71)          (0.83)          (0.77)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    104                102                49             103             104
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                     $90,872            $47,641           $52,121         $35,311          $9,973
------------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser agreed to maintain the expenses of the fund, exclusive of management fees, at not more than 0.25% of average daily net assets, effective November 1, 1997 through December 31, 1999, and 0.30% through August 31, 2000. To the extent actual expenses were over/under these limitations and the waivers had not been in place for the periods indicated, the net investment loss per share and the ratios would have been:

Net investment loss                                                                                     $(0.18)         $(0.12)
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                                                1.16            1.22
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                      (0.81)          (0.83)
------------------------------------------------------------------------------------------------------------------------------

  +  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

FOR PERIOD ENDED 8/31

CLASS R                                                               2003*

Net asset value, beginning of period                                 $11.43
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                                $(0.11)
-----------------------------------------------------------------------------

  Net realized and unrealized gain on investments and
  foreign currency                                                     3.25
---------------------------------------------------------------------------
Total from investment operations                                      $3.14
---------------------------------------------------------------------------
Net asset value, end of period                                       $14.57
---------------------------------------------------------------------------
Total return (%)                                                      27.47++
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                             1.78+
-----------------------------------------------------------------------------

Net investment loss                                                   (1.26)+
-----------------------------------------------------------------------------

Portfolio turnover                                                      104
-----------------------------------------------------------------------------

Net assets at end of period (000 Omitted)                            $1,824
-----------------------------------------------------------------------------

 * For the period from the inception of Class R shares, December 31, 2002, through August 31, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                               YEAR           PERIOD           YEAR           PERIOD         YEAR        PERIOD
                                               ENDED           ENDED           ENDED          ENDED          ENDED        ENDED
                                              8/31/03        8/31/02*         8/31/03        8/31/02*       8/31/03     8/31/02*
--------------------------------------------------------------------------------------------------------------------------------
                                                 CLASS 529A                      CLASS 529B                   CLASS 529C

Net asset value, beginning of period         $11.99         $11.85           $11.75         $11.62         $11.77       $11.64
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment loss                         $(0.16)        $(0.01)          $(0.24)        $(0.02)        $(0.24)      $(0.02)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on
 investments and foreign currency              2.70           0.15             2.64           0.15           2.63         0.15
----------------------------------------     ------         ------           ------         ------         ------       ------
Total from investment operations              $2.54          $0.14            $2.40          $0.13          $2.39        $0.13
----------------------------------------     ------         ------           ------         ------         ------       ------
Net asset value, end of period               $14.53         $11.99           $14.15         $11.75         $14.16       $11.77
----------------------------------------     ------         ------           ------         ------         ------       ------
Total return (%)(+)                           21.18           1.18++          20.43           1.12++        20.31         1.12++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                     1.84           1.83+            2.49           2.48+          2.50         2.48+
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                           (1.35)         (1.20)+          (1.99)         (1.87)+        (1.99)       (1.88)+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              104            102              104            102            104          102
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                       $180            $10              $84             $6           $147           $5
------------------------------------------------------------------------------------------------------------------------------
  *  For the period from the inception of Class 529 shares, July 31, 2002, through August 31, 2002.
  +  Annualized.
 ++  Not annualized.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2003, the value of securities loaned was $304,358,282. These loans were collateralized by cash of $311,871,571 and non cash U.S. Treasury obligations of $475,953.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $20,381 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $18,840 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, real estate investment trusts, wash sales and capital losses.

The tax character of distributions declared for the years ended August 31, 2003 and August 31, 2002 was as follows:

                                                       8/31/03         8/31/02

Distributions declared from ordinary income                $--         $23,344
--------------------------------------------------------------------------------

During the year ended August 31, 2003, accumulated net investment loss decreased by $14,400,855, accumulated net realized loss on investments and foreign currency transactions increased by $3,818, and paid-in capital decreased by $14,397,037 due to differences between book and tax accounting for currency transactions and net operating losses. This change had no effect on the net assets or net asset value per share.

As of August 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                                       $(625,043,618)
--------------------------------------------------------------------------------
Unrealized appreciation                                           257,619,886
--------------------------------------------------------------------------------
Post October capital loss deferral                                 (4,559,698)
--------------------------------------------------------------------------------
Other temporary differences                                           (14,627)
--------------------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on August 31, 2010, ($271,036,016) and August 31, 2011, ($354,007,602).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.90% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. Included in Trustees' compensation is a pension expense of $1,555 for inactive trustees for the year ended August 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

First $2 billion                                                       0.0175%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0130%
------------------------------------------------------------------------------
Next $2.5 billion                                                      0.0005%
------------------------------------------------------------------------------
In excess of $7 billion                                                0.0000%
------------------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $74,527 and $510 for the year ended August 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                  CLASS A    CLASS B    CLASS C    CLASS R   CLASS 529A   CLASS 529B  CLASS 529C

Distribution Fee    0.10%      0.75%      0.75%      0.25%        0.25%        0.75%       0.75%
--------------------------------------------------------------------------------------------------
Service Fee         0.25%      0.25%      0.25%      0.25%        0.25%        0.25%       0.25%
--------------------------------------------------------------------------------------------------
Total
Distribution Plan   0.35%      1.00%      1.00%      0.50%        0.50%        1.00%       1.00%
--------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended August 31, 2003, amounted to:

                  CLASS A    CLASS B    CLASS C    CLASS R   CLASS 529A   CLASS 529B  CLASS 529C

Service Fee
Retained by MFD   $34,390     $2,223     $1,229        $--          $51          $--         $--
--------------------------------------------------------------------------------------------------

                  CLASS A    CLASS B    CLASS C    CLASS R   CLASS 529A   CLASS 529B  CLASS 529C

Total
Distribution Plan   0.35%      1.00%      1.00%      0.50%        0.35%        1.00%       1.00%
--------------------------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such date as the Trustees of the trust may determine. Fees incurred under the distribution plan during the year ended August 31, 2003, were as follows:

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2003, were as follows:

                           CLASS A    CLASS B CLASS 529B    CLASS C CLASS 529C

Contingent Deferred
Sales Charges Imposed      $10,842   $425,879        $--     $8,629        $--
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.25% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,161,363,535 and $1,132,336,703, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                 $1,488,150,803
------------------------------------------------------------------------------
Gross unrealized appreciation                                    $299,997,002
------------------------------------------------------------------------------
Gross unrealized depreciation                                     (42,377,116)
------------------------------------------------------------------------------
Net unrealized appreciation                                      $257,619,886
------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Year ended 8/31/03                    Year ended 8/31/02
                                        SHARES             AMOUNT             SHARES             AMOUNT

CLASS A SHARES

Shares sold                             35,664,447        $430,133,582        46,601,538        $708,790,044
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   --                  --             1,612              25,642
---------------------------------------------------------------------------------------------------------------
Shares reacquired                      (35,299,458)       (415,394,400)      (43,017,428)       (615,583,194)
---------------------------------------------------------------------------------------------------------------
Net increase                               364,989         $14,739,182         3,585,722         $93,232,492
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                              5,358,532         $62,805,270         5,222,620         $77,134,173
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   --                  --               450               7,342
---------------------------------------------------------------------------------------------------------------
Shares reacquired                       (6,028,202)        (69,524,682)       (7,541,319)       (107,643,576)
---------------------------------------------------------------------------------------------------------------
Net decrease                              (669,670)        $(6,719,412)       (2,318,249)       $(30,502,061)
---------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                              1,776,376         $20,636,995         1,639,253         $25,677,235
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   --                  --               243               3,864
---------------------------------------------------------------------------------------------------------------
Shares reacquired                       (3,251,716)        (37,093,561)       (2,772,927)        (39,488,363)
---------------------------------------------------------------------------------------------------------------
Net decrease                            (1,475,340)       $(16,456,566)       (1,133,431)       $(13,807,264)
---------------------------------------------------------------------------------------------------------------

                                            Year ended 8/31/03                    Year ended 8/31/02
                                        SHARES             AMOUNT             SHARES             AMOUNT

CLASS I SHARES

Shares sold                              3,929,334         $47,692,689         2,416,791         $37,999,084
---------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   --                  --                45                 756
---------------------------------------------------------------------------------------------------------------
Shares reacquired                       (1,723,884)        (21,047,940)       (1,691,261)        (24,703,713)
---------------------------------------------------------------------------------------------------------------
Net increase                             2,205,450         $26,644,749           725,575         $13,296,127
---------------------------------------------------------------------------------------------------------------

                                          Period ended 8/31/03*
                                        SHARES             AMOUNT

CLASS R SHARES

Shares sold                                205,386          $2,552,772
-------------------------------------------------------------------------
Shares reacquired                          (80,195)           (967,828)
-------------------------------------------------------------------------
Net increase                               125,191          $1,584,944
-------------------------------------------------------------------------

                                            Year ended 8/31/03                  Period ended 8/31/02**
                                        SHARES             AMOUNT             SHARES             AMOUNT

CLASS 529A SHARES

Shares sold                                 12,297            $145,200               831              $9,997
---------------------------------------------------------------------------------------------------------------
Shares reacquired                             (763)            (10,347)               --                  --
---------------------------------------------------------------------------------------------------------------
Net increase                                11,534            $134,853               831              $9,997
---------------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                                  5,471             $63,409               469              $5,502
---------------------------------------------------------------------------------------------------------------
Shares reacquired                              (22)               (252)               --                  --
---------------------------------------------------------------------------------------------------------------
Net increase                                 5,449             $63,157               469              $5,502
---------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                                  9,964            $114,725               443              $5,200
---------------------------------------------------------------------------------------------------------------
Shares reacquired                              (15)               (168)               (4)                (51)
---------------------------------------------------------------------------------------------------------------
Net increase                                 9,949            $114,557               439              $5,149
---------------------------------------------------------------------------------------------------------------
 * For the period from the inception of Class R shares, December 31, 2002, through August 31, 2003.
** For the period from the inception of Class 529 shares, July 31, 2002, through August 31, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $7,639 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the year.

(7) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At August 31, 2003, the New Discovery Fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.89% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                     DATE OF           SHARE
FUND                     DESCRIPTION               ACQUISITION        AMOUNT           COST            VALUE

New Discovery Fund       Autobytel, Inc.             6/20/03          578,900       $3,126,060       $4,909,072
--------------------------------------------------------------------------------------------------------------------
                         eCollege.com, Inc.          8/15/03          646,200        6,785,100        7,967,646
--------------------------------------------------------------------------------------------------------------------
                                                                                                    $12,876,718
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust I and the Shareholders of
MFS New Discovery Fund:

We have audited the accompanying statement of assets and liabilities of MFS New Discovery Fund (the Fund) (one of the portfolios constituting MFS Series Trust I), including the portfolio of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS New Discovery Fund at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.
                                ERNST & YOUNG LLP
Boston, Massachusetts
October 10, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I (of which the fund is a series), including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer and Director         Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman
                                                         Massachusetts Financial Services Company, Vice
JOHN W. BALLEN (born 09/12/59)                           President (since August 2000); UAM Fund Services,
Trustee and President                                    Senior Vice President (prior to August 2000)
Massachusetts Financial Services Company, Chief
Executive Officer and Director                           RICHARD M. HISEY (born 08/29/58)
                                                         Treasurer
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Massachusetts Financial Services Company, Senior
Assistant Secretary and Assistant Clerk                  Vice President (since July 2002); The Bank of New
Massachusetts Financial Services Company, Senior         York, Senior Vice President (September 2000 to
Vice President and Associate General Counsel             July 2002); Lexington Global Asset Managers, Inc.,
                                                         Executive Vice President and Chief Financial
STEPHEN E. CAVAN (born 11/06/53)                         Officer (prior to September 2000); Lexington
Secretary and Clerk                                      Funds, Treasurer (prior to September 2000)
Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary            ELLEN MOYNIHAN (born 11/13/57)
                                                         Assistant Treasurer
STEPHANIE A. DESISTO (born 10/01/53)                     Massachusetts Financial Services Company, Vice
Assistant Treasurer                                      President
Massachusetts Financial Services Company, Vice
President (since April 2003); Brown Brothers             JAMES O. YOST (born 06/12/60)
Harriman & Co., Senior Vice President (November          Assistant Treasurer
2002 to April 2003); ING Groep N.V./Aeltus               Massachusetts Financial Services Company, Senior
Investment Management, Senior Vice President             Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Mrs. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith,
were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741               225 Franklin Street, Boston, MA 02110

                                                         JP Morgan Chase Manhattan Bank
DISTRIBUTOR                                              One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                              New York, NY 10081
500 Boylston Street, Boston, MA 02116-3741
                                                         AUDITORS
                                                         Ernst & Young LLP
PORTFOLIO MANAGERS
Robert A. Henderson(1)
Donald L. Pitcher(1)

(1)MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number             Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606           8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576           9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                            NDF-ANN-10/03 177M

MFS(R) Mutual Funds
ANNUAL REPORT 8/31/03


MFS(R) Technology Fund

A path for pursuing opportunity


                                                    [MFS Logo](R)
                                                 INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) TECHNOLOGY FUND

Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              18
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     28
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      36
----------------------------------------------------
TRUSTEES AND OFFICERS                             37
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       39
----------------------------------------------------
FEDERAL TAX INFORMATION                           40
----------------------------------------------------
CONTACT INFORMATION                               41
----------------------------------------------------
ASSET ALLOCATION                                  42

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    September 15, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

A RALLY, A RETREAT, AND ANOTHER RALLY

Modest economic improvements and slightly stronger corporate earnings sparked a stock market rally in October and November 2002 that was led by technology stocks. The stock markets cooled in the winter months of 2003 because of mixed economic signals and an increase in geopolitical tensions. However, the market began to rebound in mid-March and continued almost without pause for the balance of the reporting period. Once more, technology stocks led the way.

PORTFOLIO POSITIONING

At the start of the period, we positioned the fund conservatively in larger, high-quality companies that we believed had solid cash balances and established franchises. Although these stocks participated in the October/ November rally, they underperformed many of the higher risk companies.

The historically more volatile stocks led the 2003 rally as well and turned in stronger results than their more conservative counterparts. Larger companies, as measured by market capitalization, generated lower returns than smaller, aggressively managed firms. Throughout the latter half of the period, the fund was a little less conservative in its stock selections and was underweighted in large-cap names such as IBM and Microsoft. That shift in positioning helped both absolute and relative returns.

DETRACTORS FROM PERFORMANCE

Although the fund's absolute returns were strong for the reporting period, its relative returns were lower than its benchmark. The fund's underweighting in Intel relative to its benchmark was one of the largest detractors from performance. On average, Intel represented slightly more than 4% of the fund's portfolio during the period and was one of the fund's largest positions in the second half of the period. The company contributed solid returns to absolute performance. However, Intel averaged nearly 9.25% of the Goldman Sachs Technology Index and, as a result of that heavier weighting, Intel made a greater contribution to the index's return. We generally do not hold that large a position in any single stock, particularly in an uncertain market environment.

We did not invest heavily in Internet services company Yahoo! because, in part, we thought that its stock price was too high in comparison to its potential future earnings. As a result, we did not participate fully in the appreciation of the Yahoo! stock.

Other stocks that held back performance included Sega, Motorola, Qualcomm, Bisys, and Sabre. Videogame maker Sega disappointed investors in late 2002 when it failed to sell as much game software as many had expected. The company lost some of its market share to key competitors Sony and Nintendo.

In the first and second quarters of 2003, cell phone manufacturers Motorola and Qualcomm experienced sliding sales in their large Asian markets because of severe acute respiratory syndrome (SARS) and increased competition. Cell phone sales for both companies improved during the summer.

The stock prices of business services companies Bisys and Sabre are sensitive to changes in the economic environment. Bisys provides distribution services for financial services firms. The company did not meet its revenue expectations for its education and insurance divisions. Sabre, an airline reservation services company, saw its fee-based income decline because of weakness in the travel industry. The fund no longer owns this stock.

CONTRIBUTORS TO PERFORMANCE

The fund's analysts generally made strong choices in the electronics and the PC & peripherals industries. In electronics, Marvell Technology Group delivered outstanding results for the fund. The company is a semiconductor provider of broadband communications chips and data storage chips. Its Gigabit Ethernet products replace current industry-standard 100-megabit products with chips that provide faster access to the Internet, other computers, and software applications. The company experienced a growing market share in a segment of the industry that is rapidly expanding.

In the PC & peripherals industry, Avid Technology contributed strong returns to fund performance. The company makes digital animation and film editing hardware and software for broadcasters and filmmakers. Avid's sales to broadcasters picked up significantly because the Federal Communications Commission is requiring broadcasters to upgrade to high definition TV (which is a digital signal). In 2003, 50% of all programming is required to be HDTV, 75% in 2005, and 100% in 2006. As a result, broadcasters have to upgrade to digital editing equipment, such as that made by Avid, so that programs can be properly mastered.

Stock selections in computer software were another strong group for the period. Amdocs makes software products and services used to manage wireless customer billing. As communications companies offer more wireless services such as Internet access, personal messaging, and family calling plans, billing becomes more complex. Amdocs software helps major communications companies bill accurately for services used. The company's stock price rose steadily throughout the period and was given an added lift by the general technology rally. Symantec, a content and network security software maker, which has since been sold out of the portfolio and Citrix, an application management software maker, also contributed to fund performance.

    Respectfully,

/s/ David A. Antonelli

    David A. Antonelli
    Director of Global Equity Research

The committee of MFS Global Equity Research analysts is responsible for the day-to-day management of the fund under the general supervision of Mr. Antonelli.

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 8/31/03
-------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, January 2, 1997, through August 31, 2003. Index information is from January 2, 1997.)

                   MFS Technology         Goldman Sachs     Merrill Lynch 100
                   Fund - Class A       Technology Index     Technology Index

1/3/97               $10,000                $10,000             $ 9,425
8/31/97               12,101                 13,559              11,810
8/31/99               24,656                 27,523              19,397
8/31/01               16,994                 16,464              14,211
8/31/03               15,683                 14,421              11,034

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                         Class
   Share class      inception date      1-yr       3-yr       5-yr     Life*
------------------------------------------------------------------------------
        A              1/02/1997         32.80%    -32.86%    -1.23%     2.39%
------------------------------------------------------------------------------
        B              4/14/2000         31.98%    -33.30%    -1.68%     2.04%
------------------------------------------------------------------------------
        C              4/14/2000         31.82%    -33.32%    -1.70%     2.03%
------------------------------------------------------------------------------
        I              1/02/1997         33.18%    -32.53%    -0.90%     2.65%
------------------------------------------------------------------------------
        R             12/31/2002         32.48%    -32.91%    -1.28%     2.36%
------------------------------------------------------------------------------


----------------------
Average annual
----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average science and
technology fund+                         41.44%    -33.19%     4.69%     4.64%
------------------------------------------------------------------------------
Goldman Sachs
Technology Index#**                      38.40%    -31.53%     1.92%     5.64%
------------------------------------------------------------------------------
Merrill Lynch 100
Technology Index##                       56.83%    -31.78%     8.82%     6.98%
------------------------------------------------------------------------------


----------------------
Average annual
with sales charge
----------------------

   Share class                          1-yr       3-yr       5-yr     Life*
------------------------------------------------------------------------------
        A                                25.16%    -34.17%    -2.39%     1.49%
------------------------------------------------------------------------------
        B                                27.98%    -33.96%    -1.99%     2.04%
------------------------------------------------------------------------------
        C                                30.82%    -33.32%    -1.70%     2.03%
------------------------------------------------------------------------------

I and R class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

----------------------
Cumulative without
sales charge
----------------------

------------------------------------------------------------------------------
        A                                32.80%    -69.73%    -6.00%    17.07%
------------------------------------------------------------------------------
        B                                31.98%    -70.33%    -8.12%    14.42%
------------------------------------------------------------------------------
        C                                31.82%    -70.36%    -8.21%    14.32%
------------------------------------------------------------------------------
        I                                33.18%    -69.29%    -4.43%    19.02%
------------------------------------------------------------------------------
        R                                32.48%    -69.80%    -6.23%    16.79%
------------------------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, January 2, 1997, through August 31, 2003. Index information is from January 2, 1997.
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Bloomberg L.P.
## Source: Standard & Poor's Micropal, Inc.
** Effective June 4, 2003, we no longer use the Merrill Lynch 100 Technology
   Index as a benchmark because we believe the Goldman Sachs Technology Index better reflects the fund's investment policies and objectives.

INDEX DEFINITIONS

GOLDMAN SACHS TECHNOLOGY INDEX - The Goldman Sachs Technology Index is a commonly used measure of technology stock performance.

MERRILL LYNCH 100 TECHNOLOGY INDEX - The Merrill Lynch 100 Technology Index is a broad measure of the technology sector.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

When concentrating on one issuer, the portfolio is sensitive to changes in the value of these securities.

The portfolio focuses on companies in a limited number of sectors making it more susceptible to adverse economic, political, or regulatory developments affecting those sectors than a portfolio that invests more broadly.

Investing in small and/or emerging growth companies is riskier than investing in more-established companies.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 8/31/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 96.1%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 77.8%
-----------------------------------------------------------------------------------------------------
Aerospace - 0.2%
-----------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.*                                        5,800              $296,322
-----------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 1.0%
-----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                                   87,850            $1,437,226
-----------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                      13,730               506,637
-----------------------------------------------------------------------------------------------------
                                                                                           $1,943,863
-----------------------------------------------------------------------------------------------------
Business Services - 7.9%
-----------------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., "A"*                                  6,950              $344,790
-----------------------------------------------------------------------------------------------------
Bisys Group, Inc.*                                                      140,370             2,575,789
-----------------------------------------------------------------------------------------------------
Certegy, Inc.*                                                           28,700               868,175
-----------------------------------------------------------------------------------------------------
Computer Sciences Corp.*                                                 27,309             1,162,544
-----------------------------------------------------------------------------------------------------
Convergys Corp.*                                                         52,500               945,000
-----------------------------------------------------------------------------------------------------
CSG Systems International, Inc.*                                         58,900               914,128
-----------------------------------------------------------------------------------------------------
Digitas, Inc.*                                                          184,900             1,266,565
-----------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                       53,300             2,110,680
-----------------------------------------------------------------------------------------------------
First Data Corp.                                                         30,936             1,187,942
-----------------------------------------------------------------------------------------------------
Jack Henry & Associates, Inc.                                            38,600               721,434
-----------------------------------------------------------------------------------------------------
Perot Systems Corp., "A"*                                                32,500               333,450
-----------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.*                                              84,225             2,375,145
-----------------------------------------------------------------------------------------------------
                                                                                          $14,805,642
-----------------------------------------------------------------------------------------------------
Computer Software - 18.8%
-----------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                            174,800            $3,912,024
-----------------------------------------------------------------------------------------------------
Ansys, Inc.*                                                             89,600             3,171,840
-----------------------------------------------------------------------------------------------------
BEA Systems, Inc.*                                                       88,500             1,199,175
-----------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                    55,600             1,144,804
-----------------------------------------------------------------------------------------------------
Kronos, Inc.*                                                            44,400             2,566,009
-----------------------------------------------------------------------------------------------------
Macromedia, Inc.*                                                        36,400               867,776
-----------------------------------------------------------------------------------------------------
Macrovision Corp.*                                                       39,600               737,352
-----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                         179,800             4,768,296
-----------------------------------------------------------------------------------------------------
Netscreen Technologies, Inc.*                                            27,500               658,075
-----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                           648,438             8,287,038
-----------------------------------------------------------------------------------------------------
Peoplesoft, Inc.*                                                        38,580              $698,298
-----------------------------------------------------------------------------------------------------
Progress Software Corp.*                                                125,700             2,581,878
-----------------------------------------------------------------------------------------------------
Sybase, Inc.*                                                            49,600               838,736
-----------------------------------------------------------------------------------------------------
Synopsys, Inc.*                                                          10,100               688,921
-----------------------------------------------------------------------------------------------------
Veritas Software Corp.*                                                  86,710             2,989,761
-----------------------------------------------------------------------------------------------------
                                                                                          $35,109,983
-----------------------------------------------------------------------------------------------------
Computer Software - Systems - 6.8%
-----------------------------------------------------------------------------------------------------
Avnet, Inc.*                                                             65,900            $1,189,495
-----------------------------------------------------------------------------------------------------
BearingPoint, Inc.*                                                      92,700               760,140
-----------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                     292,283             5,822,277
-----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                    35,691             2,927,019
-----------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.*                                              27,700               820,751
-----------------------------------------------------------------------------------------------------
Mentor Graphics Corp.                                                     5,600               113,288
-----------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co., "A"                                              6,100               177,205
-----------------------------------------------------------------------------------------------------
Unisys Corp.*                                                            26,100               338,778
-----------------------------------------------------------------------------------------------------
Xerox Corp.*                                                             52,500               565,950
-----------------------------------------------------------------------------------------------------
                                                                                          $12,714,903
-----------------------------------------------------------------------------------------------------
Electronics - 20.5%
-----------------------------------------------------------------------------------------------------
Agere Systems, Inc., "B"*                                             1,020,600            $2,908,710
-----------------------------------------------------------------------------------------------------
Altera Corp.*                                                            75,400             1,691,976
-----------------------------------------------------------------------------------------------------
Amphenol Corp., "A"*                                                     17,300               943,369
-----------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                                   112,120             4,596,920
-----------------------------------------------------------------------------------------------------
Entegris, Inc.*                                                          63,500               934,720
-----------------------------------------------------------------------------------------------------
GlobespanVirata, Inc.*                                                   18,500               140,785
-----------------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.*                                        33,500             1,156,420
-----------------------------------------------------------------------------------------------------
Intel Corp.                                                             370,423            10,601,506
-----------------------------------------------------------------------------------------------------
International Rectifier Corp.*                                           27,869             1,159,072
-----------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                  26,800             1,104,696
-----------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                               61,660             1,727,097
-----------------------------------------------------------------------------------------------------
National Semiconductor Corp.*                                            55,300             1,611,442
-----------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                        24,400               403,576
-----------------------------------------------------------------------------------------------------
Planar Systems, Inc.*                                                    22,500               540,675
-----------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                        69,800               995,348
-----------------------------------------------------------------------------------------------------
Rambus, Inc.*                                                            14,500              $241,570
-----------------------------------------------------------------------------------------------------
SanDisk Corp.*                                                           11,100               671,106
-----------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.*                                              23,800             1,056,958
-----------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                                26,900               364,226
-----------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                  53,200             1,268,820
-----------------------------------------------------------------------------------------------------
White Electronic Designs Corp.*                                         117,500             1,424,100
-----------------------------------------------------------------------------------------------------
Xilinx, Inc.*                                                            61,800             1,905,912
-----------------------------------------------------------------------------------------------------
Zoran Corp.*                                                             35,500               886,080
-----------------------------------------------------------------------------------------------------
                                                                                          $38,335,084
-----------------------------------------------------------------------------------------------------
Entertainment - 0.3%
-----------------------------------------------------------------------------------------------------
InterActive Corp.*                                                       12,919              $478,132
-----------------------------------------------------------------------------------------------------

Internet - 2.9%
-----------------------------------------------------------------------------------------------------
Ebay, Inc.*                                                              53,400            $2,965,302
-----------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                           74,500             2,488,300
-----------------------------------------------------------------------------------------------------
                                                                                           $5,453,602
-----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 7.4%
-----------------------------------------------------------------------------------------------------
Avid Technology, Inc.*                                                   62,400            $3,098,160
-----------------------------------------------------------------------------------------------------
Dell, Inc.*                                                             153,833             5,019,571
-----------------------------------------------------------------------------------------------------
Imation Corp.                                                             3,400               122,230
-----------------------------------------------------------------------------------------------------
Jabil Circuit, Inc.*                                                     24,900               700,935
-----------------------------------------------------------------------------------------------------
Maxtor Corp.*                                                           121,400             1,387,602
-----------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                 36,000               806,760
-----------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.*                                                       57,600               517,248
-----------------------------------------------------------------------------------------------------
Solectron Corp.*                                                         85,300               505,829
-----------------------------------------------------------------------------------------------------
Storage Technology Corp.*                                                10,600               271,466
-----------------------------------------------------------------------------------------------------
Western Digital Corp.*                                                   66,700               766,383
-----------------------------------------------------------------------------------------------------
Zebra Technologies Corp., "A"*                                           13,100               702,422
-----------------------------------------------------------------------------------------------------
                                                                                          $13,898,606
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.4%
-----------------------------------------------------------------------------------------------------
Motorola, Inc.                                                          207,585            $2,227,387
-----------------------------------------------------------------------------------------------------
Qualcomm, Inc.                                                           57,000             2,352,960
-----------------------------------------------------------------------------------------------------
                                                                                           $4,580,347
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 7.7%
-----------------------------------------------------------------------------------------------------
Adtran, Inc.                                                             22,700            $1,243,960
-----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                    499,663             9,568,546
-----------------------------------------------------------------------------------------------------
Harris Corp.                                                              8,800               292,160
-----------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                 69,400             2,359,600
-----------------------------------------------------------------------------------------------------
UTStarcom, Inc.*                                                         20,810               893,998
-----------------------------------------------------------------------------------------------------
                                                                                          $14,358,264
-----------------------------------------------------------------------------------------------------
Telephone Services - 1.3%
-----------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                         36,220            $1,259,007
-----------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.*                                                   87,500               494,375
-----------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                5,300               213,272
-----------------------------------------------------------------------------------------------------
Spectrasite, Inc.*                                                       13,600               435,200
-----------------------------------------------------------------------------------------------------
                                                                                           $2,401,854
-----------------------------------------------------------------------------------------------------
Wireless Communications - 0.6%
-----------------------------------------------------------------------------------------------------
NII Holdings, Inc., "B"*                                                 16,700            $1,051,933
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                        $145,428,535
-----------------------------------------------------------------------------------------------------

Foreign Stocks - 18.3%
-----------------------------------------------------------------------------------------------------
Bermuda - 2.6%
-----------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                                109,370            $2,314,269
-----------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Electronics)*                             61,800             2,606,106
-----------------------------------------------------------------------------------------------------
                                                                                           $4,920,375
-----------------------------------------------------------------------------------------------------
Canada - 2.1%
-----------------------------------------------------------------------------------------------------
ATI Technologies, Inc. (Personal Computers &
Peripherals)*                                                            49,200              $742,920
-----------------------------------------------------------------------------------------------------
Manitoba Telecom Services, Inc. (Telephone Services)                     26,310               793,157
-----------------------------------------------------------------------------------------------------
Nortel Networks Corp. (Telecommunications - Wireline)*                  609,600             1,981,200
-----------------------------------------------------------------------------------------------------
Open Text Corp. (Computer Software)                                      12,400               460,164
-----------------------------------------------------------------------------------------------------
                                                                                           $3,977,441
-----------------------------------------------------------------------------------------------------
China - 0.4%
-----------------------------------------------------------------------------------------------------
China Telecom Corp., Ltd., ADR (Telephone Services)                      30,600              $827,424
-----------------------------------------------------------------------------------------------------

Finland - 0.8%
-----------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireline)                         87,328            $1,422,573
-----------------------------------------------------------------------------------------------------

France - 1.7%
-----------------------------------------------------------------------------------------------------
Business Objects SA, ADR (Computer Software)*                            63,900            $1,727,217
-----------------------------------------------------------------------------------------------------
France Telecom SA (Telephone Services)                                   40,900             1,016,173
-----------------------------------------------------------------------------------------------------
Orange SA (Wireless Communications)                                      55,900               519,284
-----------------------------------------------------------------------------------------------------
                                                                                           $3,262,674
-----------------------------------------------------------------------------------------------------
Germany - 0.4%
-----------------------------------------------------------------------------------------------------
SAP AG, ADR (Computer Software)                                          23,500              $703,590
-----------------------------------------------------------------------------------------------------

Grand Cayman Islands - 0.2%
-----------------------------------------------------------------------------------------------------
O2Micro International Ltd. (Electronics)*                                26,100              $410,814
-----------------------------------------------------------------------------------------------------

Indonesia - 0.2%
-----------------------------------------------------------------------------------------------------
Telekomunikasi Indonesia Tbk PT (Telephone Services)                    638,500              $344,271
-----------------------------------------------------------------------------------------------------

Israel - 0.1%
-----------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. (Computer
Software)*                                                               10,000              $174,700
-----------------------------------------------------------------------------------------------------

Italy - 0.2%
-----------------------------------------------------------------------------------------------------
Telecom Italia SpA (Telephone Services)*                                156,929              $369,193
-----------------------------------------------------------------------------------------------------

Japan - 1.7%
-----------------------------------------------------------------------------------------------------
Canon, Inc., ADR (Personal Computers & Peripherals)                       9,600              $465,216
-----------------------------------------------------------------------------------------------------
Fujikura Ltd. (Electrical Equipment)                                     90,000               405,708
-----------------------------------------------------------------------------------------------------
Japan Telecom Holdings Co., Ltd. (Telephone Services)                       156               509,371
-----------------------------------------------------------------------------------------------------
KDDI Corp. (Telephone Services)                                              78               399,074
-----------------------------------------------------------------------------------------------------
Sega Corp. (Leisure & Toys)                                              40,200               408,253
-----------------------------------------------------------------------------------------------------
Stanley Electric Co., Ltd. (Electronics)                                 56,000               988,645
-----------------------------------------------------------------------------------------------------
                                                                                           $3,176,267
-----------------------------------------------------------------------------------------------------
Mexico - 1.2%
-----------------------------------------------------------------------------------------------------
America Movil, SA de CV, ADR (Wireless Communications)                   50,580            $1,163,340
-----------------------------------------------------------------------------------------------------
Telefonos de Mexico SA, ADR (Telephone Services)                         15,300               463,743
-----------------------------------------------------------------------------------------------------
TV Azteca, SA de CV, ADR (Broadcast & Cable TV)                          91,100               603,082
-----------------------------------------------------------------------------------------------------
                                                                                           $2,230,165
-----------------------------------------------------------------------------------------------------
Netherlands - 1.4%
-----------------------------------------------------------------------------------------------------
Koninklijke KPN NV (Telephone Services)                                  87,910              $609,823
-----------------------------------------------------------------------------------------------------
STMicroelectronics NV (Electronics)                                      49,210             1,227,297
-----------------------------------------------------------------------------------------------------
VNU NV (Printing & Publishing)*                                          24,373               758,284
-----------------------------------------------------------------------------------------------------
                                                                                           $2,595,404
-----------------------------------------------------------------------------------------------------

Russia - 0.3%
-----------------------------------------------------------------------------------------------------
Mobile TeleSystems, ADR (Telephone Services)                              6,800              $479,264
-----------------------------------------------------------------------------------------------------

Singapore - 2.5%
-----------------------------------------------------------------------------------------------------
Flextronics International Ltd. (Personal Computers &
Peripherals)*                                                           209,700            $2,828,853
-----------------------------------------------------------------------------------------------------
MobileOne Asia Ltd. (Wireless Communications)                           899,000               707,591
-----------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd. (Telephone Services)                1,127,000             1,092,740
-----------------------------------------------------------------------------------------------------
                                                                                           $4,629,184
-----------------------------------------------------------------------------------------------------
South Korea - 0.9%
-----------------------------------------------------------------------------------------------------
Samsung Electronics Co., GDR (Electronics)##                              8,725            $1,614,057
-----------------------------------------------------------------------------------------------------

Taiwan - 0.5%
-----------------------------------------------------------------------------------------------------
AU Optronics Corp., ADR (Electronics)                                    67,600              $915,304
-----------------------------------------------------------------------------------------------------

United Kingdom - 1.1%
-----------------------------------------------------------------------------------------------------
ARM Holdings PLC (Electronics)                                           13,400               $23,887
-----------------------------------------------------------------------------------------------------
Marconi Corporation PLC (Telecommunications - Wireline)                 415,900               590,474
-----------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Communications)*                           832,720             1,520,511
-----------------------------------------------------------------------------------------------------
                                                                                           $2,134,872
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                      $34,187,572
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $149,628,643)                                             $179,616,107
-----------------------------------------------------------------------------------------------------

Convertible Bond - 0.3%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.3%
-----------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc., 2s, 2007
(Identified Cost, $730,000)                                                $730              $593,125
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 15.5%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Identified Cost                                                   28,894,557           $28,894,557
-----------------------------------------------------------------------------------------------------

Short-Term Obligation - 1.9%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.12%, due 9/02/03,
at Amortized Cost                                                        $3,612            $3,611,888
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $182,865,088)                                        $212,715,677
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (13.8)%                                                  (25,741,734)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $186,973,943
-----------------------------------------------------------------------------------------------------
 * Non-income producing security.
## SEC Rule 144A restriction.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 8/31/03

ASSETS

Investments, at value, including $28,149,145 of securities
on loan (identified cost, $182,865,088)                          $212,715,677
-----------------------------------------------------------------------------------------------------
Cash                                                                  164,627
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                     9,523,099
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                       524,398
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      36,181
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $222,963,982
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable to custodian                                                 $482,110
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                   6,100,608
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                    469,762
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                         28,894,557
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                       11,333
-----------------------------------------------------------------------------------------------------
  Reimbursement fee                                                    22,214
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                          9,455
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $35,990,039
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $186,973,943
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $539,313,818
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                       29,848,033
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (382,187,908)
-----------------------------------------------------------------------------------------------------
Total                                                                                    $186,973,943
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  22,722,466
-----------------------------------------------------------------------------------------------------

Class A shares

  Net assets                                                     $101,059,083
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               12,173,858
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $8.30
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$8.30)                                                    $8.81
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class B shares

  Net assets                                                      $61,352,566
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                7,544,245
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $8.13
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                      $20,210,247
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                2,487,949
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $8.12
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                       $4,179,038
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  495,526
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $8.43
-----------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                         $173,009
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   20,888
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $8.28
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 8/31/03

NET INVESTMENT INCOME (LOSS)

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                           $389,820
-----------------------------------------------------------------------------------------------------
  Interest                                                              54,884
-----------------------------------------------------------------------------------------------------
  Income on securities loaned                                           36,132
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (10,830)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                      $470,006
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                      $789,507
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                45,749
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      110,376
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               215,659
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                               300,399
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               103,201
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                   360
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    10,442
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         50,985
-----------------------------------------------------------------------------------------------------
  Printing                                                              70,997
-----------------------------------------------------------------------------------------------------
  Postage                                                               46,370
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         40,800
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             9,659
-----------------------------------------------------------------------------------------------------
  Transfer agent systems fee                                           121,579
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        192,959
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $2,109,042
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (24,900)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (253,946)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $1,830,196
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(1,360,190)
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                         $(11,934,784)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                         (4,707)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                                                    $(11,939,491)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                      $46,889,567
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                            (3,251)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                                                      $46,886,316
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                          $34,946,825
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $33,586,635
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                                2003                   2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment loss                                                $(1,360,190)           $(1,912,717)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                              (11,939,491)           (74,736,948)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                                46,886,316              9,083,030
-------------------------------------------------------------     ------------          -------------
Increase (decrease) in net assets from operations                  $33,586,635           $(67,566,635)
-------------------------------------------------------------     ------------          -------------
Net increase in net assets from fund share transactions            $60,726,943            $26,844,551
-------------------------------------------------------------     ------------          -------------
Total increase (decrease) in net assets                            $94,313,578           $(40,722,084)
-------------------------------------------------------------     ------------          -------------

NET ASSETS

At beginning of period                                             $92,660,365           $133,382,449
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
income of $0 and $0, respectively)                                $186,973,943            $92,660,365
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 8/31

CLASS A                                                  2003             2002            2001             2000           1999

Net asset value, beginning of period                    $6.25           $10.70          $28.03           $18.34         $11.49
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                               $(0.07)          $(0.11)         $(0.14)          $(0.17)        $(0.08)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                       2.12            (4.34)         (16.69)           14.44           7.44
--------------------------------------------------   --------      -----------      ----------       ----------     ----------
Total from investment operations                        $2.05           $(4.45)        $(16.83)          $14.27          $7.36
--------------------------------------------------   --------      -----------      ----------       ----------     ----------

LESS DISTRIBUTIONS

  From net realized gain on investments and
  foreign currency transactions                           $--              $--          $(0.18)          $(4.58)        $(0.51)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                        --               --           (0.32)              --             --
--------------------------------------------------   --------      -----------      ----------       ----------     ----------
  From paid-in capital                                     --               --              --+++            --             --
--------------------------------------------------   --------      -----------      ----------       ----------     ----------
Total distributions                                       $--              $--          $(0.50)          $(4.58)        $(0.51)
--------------------------------------------------   --------      -----------      ----------       ----------     ----------
Net asset value, end of period                          $8.30            $6.25          $10.70           $28.03         $18.34
--------------------------------------------------   --------      -----------      ----------       ----------     ----------
Total return (%)(+)                                     32.80           (41.53)         (61.02)           87.93          65.25
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                               1.52             1.51            1.52             1.40           1.17
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (1.05)           (1.22)          (0.87)           (0.81)         (0.83)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        162              210             413              294            104
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $101,059          $53,142         $66,358          $57,382         $1,658
------------------------------------------------------------------------------------------------------------------------------

(S) Effective April 14, 2000, subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than
    0.40% of average daily net assets. Prior to April 14, 2000, the investment adviser and the distributor waived their fees.
    To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                    $(0.09)          $(0.13)         $(0.14)          $(0.27)        $(0.20)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                               1.76             1.74            1.55             1.84           2.42
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (1.29)           (1.45)          (0.90)           (1.25)         (2.08)
------------------------------------------------------------------------------------------------------------------------------

+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

                                                                                                             PERIOD ENDED
CLASS B                                                    2003             2002             2001              8/31/2000*

Net asset value, beginning of period                      $6.16           $10.61           $27.95                  $17.86
-------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                 $(0.11)          $(0.17)          $(0.25)                 $(0.14)
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         2.08            (4.28)          (16.64)                  10.23
--------------------------------------------------      -------          -------         --------                --------
Total from investment operations                          $1.97           $(4.45)         $(16.89)                 $10.09
--------------------------------------------------      -------          -------         --------                --------

LESS DISTRIBUTIONS

  From net realized gain on investments and
  foreign currency transactions                             $--              $--           $(0.17)                    $--
-------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                          --               --            (0.28)                     --
--------------------------------------------------      -------          -------         --------                --------
  From paid-in capital                                       --               --               --+++                   --
--------------------------------------------------      -------          -------         --------                --------
Total distributions                                         $--              $--           $(0.45)                    $--
--------------------------------------------------      -------          -------         --------                --------
Net asset value, end of period                            $8.13            $6.16           $10.61                  $27.95
--------------------------------------------------      -------          -------         --------                --------
Total return (%)                                          31.98           (41.94)          (61.28)                  56.49++
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                 2.18             2.16             2.17                    2.14+
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                                       (1.71)           (1.87)           (1.52)                  (1.52)+
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          162              210              413                     294
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $61,353          $25,997          $44,369                 $48,845
-------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                      $(0.12)          $(0.19)          $(0.25)                 $(0.18)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                 2.42             2.39             2.20                    2.58+
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                                       (1.95)           (2.10)           (1.55)                  (1.96)+
-------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of Class B shares, April 14, 2000, through August 31, 2000.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

                                                                                                             PERIOD ENDED
CLASS C                                                    2003             2002             2001              8/31/2000*

Net asset value, beginning of period                      $6.16           $10.61           $27.95                  $17.86
-------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                 $(0.11)          $(0.17)          $(0.25)                 $(0.15)
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         2.07            (4.28)          (16.64)                  10.24
--------------------------------------------------      -------          -------         --------                --------
Total from investment operations                          $1.96           $(4.45)         $(16.89)                 $10.09
--------------------------------------------------      -------          -------         --------                --------

LESS DISTRIBUTIONS

  From net realized gain on investments and
  foreign currency transactions                             $--              $--           $(0.17)                    $--
-------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                          --               --            (0.28)                     --
--------------------------------------------------      -------          -------         --------                --------
  From paid-in capital                                       --               --               --+++                   --
--------------------------------------------------      -------          -------         --------                --------
Total distributions                                         $--              $--           $(0.45)                    $--
--------------------------------------------------      -------          -------         --------                --------
Net asset value, end of period                            $8.12            $6.16           $10.61                  $27.95
--------------------------------------------------      -------          -------         --------                --------
Total return (%)                                          31.82           (41.94)          (61.27)                  56.49++
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                 2.18             2.16             2.17                    2.14+
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                                       (1.71)           (1.87)           (1.52)                  (1.52)+
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          162              210              413                     294
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)               $20,210          $10,476          $17,298                 $17,410
-------------------------------------------------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                      $(0.12)          $(0.19)          $(0.25)                 $(0.19)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                 2.42             2.39             2.20                    2.58+
-------------------------------------------------------------------------------------------------------------------------
Net investment loss                                       (1.95)           (2.10)           (1.55)                  (1.96)+
-------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the Class C shares, April 14, 2000, through August 31, 2000.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS I                                                  2003             2002            2001             2000           1999

Net asset value, beginning of period                    $6.33           $10.79          $28.08           $18.34         $11.50
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                               $(0.05)          $(0.08)         $(0.09)          $(0.12)        $(0.22)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                       2.15            (4.38)         (16.68)           14.44           7.57
--------------------------------------------------     ------          -------         -------           ------         ------
Total from investment operations                        $2.10           $(4.46)        $(16.77)          $14.32          $7.35
--------------------------------------------------     ------          -------         -------           ------         ------

LESS DISTRIBUTIONS

  From net realized gain on investments and
  foreign currency transactions                           $--              $--          $(0.19)          $(4.58)        $(0.51)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments
  and foreign currency transactions                        --               --           (0.33)              --             --
--------------------------------------------------     ------          -------         -------           ------         ------
  From paid-in capital                                     --               --              --+++            --             --
--------------------------------------------------     ------          -------         -------           ------         ------
Total distributions                                       $--              $--          $(0.52)          $(4.58)        $(0.51)
--------------------------------------------------     ------          -------         -------           ------         ------
Net asset value, end of period                          $8.43            $6.33          $10.79           $28.08         $18.34
--------------------------------------------------     ------          -------         -------           ------         ------
Total return (%)                                        33.18           (41.33)         (60.69)           88.31          65.25
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                               1.17             1.16            1.17             1.09           1.17
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (0.71)           (0.87)          (0.53)           (0.57)         (0.84)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        162              210             413              294            104
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)              $4,179           $3,045          $5,357          $11,216         $2,530
------------------------------------------------------------------------------------------------------------------------------

(S) Effective April 14, 2000, subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fee.
    In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. Prior to April 14, 2000, the investment adviser and the distributor waived their fees. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                    $(0.06)          $(0.10)         $(0.10)          $(0.21)        $(0.41)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                               1.41             1.39            1.20             1.53           1.92
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                     (0.95)           (1.10)          (0.56)           (1.01)         (1.59)
------------------------------------------------------------------------------------------------------------------------------

+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

FOR PERIOD ENDED 8/31

CLASS R                                                                  2003*

Net asset value, beginning of period                                     $6.17
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                $(0.08)
------------------------------------------------------------------------------

  Net realized and unrealized gain on investments and foreign
  currency                                                                2.19
------------------------------------------------------------------    --------
Total from investment operations                                         $2.11
------------------------------------------------------------------    --------
Net asset value, end of period                                           $8.28
------------------------------------------------------------------    --------
Total return (%)                                                         34.20++
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                1.64+
------------------------------------------------------------------------------
Net investment loss                                                      (1.22)+
------------------------------------------------------------------------------
Portfolio turnover                                                         162
------------------------------------------------------------------------------

Net assets at end of period (000 Omitted)                                 $173
------------------------------------------------------------------------------

(S) Subject to reimbursement by the fund, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.10)
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS

Expenses##                                                                1.88+
------------------------------------------------------------------------------
Net investment loss                                                      (1.46)+
------------------------------------------------------------------------------

 * For the period from the inception of Class R shares, December 31, 2002, through August 31, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Technology Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $1,124 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $23,776 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions.

The fund paid no distributions for the years ended August 31, 2003 and August 31, 2002.

During the year ended August 31, 2003, accumulated net investment loss decreased by $1,360,190, accumulated net realized loss on investments and foreign currency transactions decreased by $4,707, and paid-in capital decreased by $1,364,897 due to differences between book and tax accounting for currency transactions and net operating losses. This change had no effect on the net assets or net asset value per share.

As of August 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Capital loss carryforward                           $(361,065,435)
      ------------------------------------------------------------------
      Unrealized appreciation                                26,018,772
      ------------------------------------------------------------------
      Post-October capital loss deferral                    (17,293,212)
      ------------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

      EXPIRATION DATE

      August 31, 2007                                       $(1,836,344)
      ------------------------------------------------------------------
      August 31, 2008                                        (7,671,099)
      ------------------------------------------------------------------
      August 31, 2009                                      (114,220,557)
      ------------------------------------------------------------------
      August 31, 2010                                      (162,445,817)
      ------------------------------------------------------------------
      August 31, 2011                                       (74,891,618)
      ------------------------------------------------------------------
      Total                                               $(361,065,435)
      ------------------------------------------------------------------

The availability of a portion of these respective capital loss carryforwards, which were acquired on August 22, 2003, in connection with the MFS Global Telecommunications Fund acquisition, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The fund has a temporary expense reimbursement agreement whereby MFS has contractually agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.40% of average daily net assets for Class A, Class B, Class C, Class I and Class R. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At August 31, 2003, aggregate unreimbursed expenses amounted to $158,361. The reimbursement plan expired on April 1, 2003. MFS instituted a new plan through December 31, 2003.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net increase of $36,098 as a result of the change in the fund's pension liability under this plan and a pension expense of $586 for inactive trustees for the year ended August 31, 2003. The Trustees are currently waiving their right to receive compensation from this fund.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                           0.0175%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0130%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0005%
      ------------------------------------------------------------------
      In excess of $7 billion                                    0.0000%
      ------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $12,381 for the year ended August 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C and Class R shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                  CLASS A      CLASS B      CLASS C      CLASS R

Distribution Fee                    0.10%        0.75%        0.75%        0.25%
--------------------------------------------------------------------------------
Service Fee                         0.25%        0.25%        0.25%        0.25%
--------------------------------------------------------------------------------
Total Distribution Plan             0.35%        1.00%        1.00%        0.50%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended August 31, 2003, amounted to:

                                  CLASS A      CLASS B      CLASS C      CLASS R

Service Fee Retained by MFD       $20,866         $329          $31          $--
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended August 31, 2003, were as follows:

                                  CLASS A      CLASS B      CLASS C      CLASS R

Total Distribution Plan             0.35%        1.00%        1.00%        0.50%
--------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2003, were as follows:

                                  CLASS A      CLASS B      CLASS C      CLASS R

Contingent Deferred Sales Charges
Imposed                             $741      $69,979       $3,442          $--
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $182,698,766 and $170,698,048, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                       $186,694,349
      ------------------------------------------------------------------
      Gross unrealized appreciation                         $27,719,520
      ------------------------------------------------------------------
      Gross unrealized depreciation                          (1,698,192)
      ------------------------------------------------------------------
      Net unrealized appreciation                           $26,021,328
      ------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Year ended 8/31/03                  Year ended 8/31/02
                                          SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES

Shares sold                               9,448,114        $63,395,440       12,133,829       $115,096,456
-----------------------------------------------------------------------------------------------------------
Shares issued in connection with
acquisition of MFS Global
Telecommunications Fund                   1,839,638         14,901,068               --                 --
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (7,616,011)       (50,311,511)      (9,835,893)       (90,929,354)
-----------------------------------------------------------------------------------------------------------
Net increase                              3,671,741        $27,984,997        2,297,936        $24,167,102
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               3,032,467        $19,714,861        1,838,580        $17,217,584
-----------------------------------------------------------------------------------------------------------
Shares issued in connection with
acquisition of MFS Global
Telecommunications Fund                   2,762,550         21,934,645               --                 --
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (2,469,022)       (15,806,043)      (1,801,545)       (15,356,633)
-----------------------------------------------------------------------------------------------------------
Net increase                              3,325,995        $25,843,463           37,035         $1,860,951
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                 849,500         $5,510,207        1,423,347        $13,137,398
-----------------------------------------------------------------------------------------------------------
Shares issued in connection with
acquisition of MFS Global
Telecommunications Fund                     968,256          7,678,267               --                 --
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (1,031,392)        (6,564,065)      (1,352,411)       (11,898,518)
-----------------------------------------------------------------------------------------------------------
Net increase                                786,364         $6,624,409           70,936         $1,238,880
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                 329,752         $2,279,072          306,677         $2,701,685
-----------------------------------------------------------------------------------------------------------
Shares reacquired                          (315,329)        (2,147,421)        (322,150)        (3,124,067)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                      14,423           $131,651          (15,473)         $(422,382)
-----------------------------------------------------------------------------------------------------------

                                           Period ended 8/31/03*
                                         SHARES            AMOUNT

CLASS R SHARES

Shares sold                                  95,762           $713,389
-------------------------------------------------------------------------
Shares reacquired                           (74,874)          (570,966)
-------------------------------------------------------------------------
Net increase                                 20,888           $142,423
-------------------------------------------------------------------------

* For the period from the inception of Class R shares, December 31, 2002, through August 31, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended August 31, 2003, was $638. The fund had no significant borrowings during the year.

(7) ACQUISITIONS

At close of business on August 22, 2003, the fund acquired all of the assets and liabilities of the MFS Global Telecommunications Fund. The acquisition was accomplished by a tax-free exchange of 1,839,638, 2,762,550, and 968,256 shares of Class A, Class B and Class C of the fund valued at $14,901,068, $21,934,645, and $7,678,267, respectively, for all of the assets and liabilities of MFS Global Telecommunications Fund. The MFS Global Telecommunications Fund then converted all of its outstanding shares of the fund and distributed those shares to its shareholders. The MFS Global Telecommunication Fund's net assets on that date were $44,513,980, including $2,654,484 of unrealized appreciation, $0 of accumulated net investment income and $(201,803,373) of accumulated net realized loss on investments and foreign currency transactions. These assets were combined with those of the fund. The aggregate net assets of the fund after the acquisition were $181,944,611.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust I and Shareholders of
MFS Technology Fund:

We have audited the accompanying statement of assets and liabilities of MFS Technology Fund (the Fund) (one of the portfolios constituting MFS Series Trust I), including the portfolio of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Technology Fund at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                               ERNST & YOUNG LLP

Boston, Massachusetts
October 10, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer (prior to September 2000); Lexington
STEPHEN E. CAVAN (born 11/06/53)                         Funds, Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------
INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              AUDITORS
MFS Fund Distributors, Inc.                              Ernst & Young LLP
500 Boylston Street, Boston, MA
02116-3741

DIRECTOR OF GLOBAL EQUITY RESEARCH
David A. Antonelli(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

If applicable, in January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number             Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606           8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576           9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                            SCT-ANN-10/03 111M

MFS(R) Mutual Funds
ANNUAL REPORT 8/31/03


MFS(R) Research Growth and
Income Fund

A path for pursuing opportunity


                                                    [MFS Logo](R)
                                                 INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MFS(R) RESEARCH GROWTH AND INCOME FUND

Seeks long-term growth of capital, current income and growth of income.

TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              19
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     29
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      36
----------------------------------------------------
TRUSTEES AND OFFICERS                             37
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       39
----------------------------------------------------
FEDERAL TAX INFORMATION                           40
----------------------------------------------------
CONTACT INFORMATION                               41
----------------------------------------------------
ASSET ALLOCATION                                  42

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    September 15, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The 12-month period ended August 31, 2003 was marked by volatility but, in the end, rewarded long-term investors with better results than they had experienced in quite some time. Nearly all asset classes showed positive performance for the period, and a second-quarter 2003 rally gave investors in U.S. stocks their best quarter in many years.

Modest economic improvements and slightly stronger corporate earnings sparked a stock market rally in October and November 2002. The stock markets cooled in the winter months of 2003 because of mixed economic signals and an increase in geopolitical tensions. However, the market began a rebound in mid-March that continued almost without pause for the balance of the reporting period. Technology and utilities & communications were among the market's leaders during the rallies.

DETRACTORS FROM PERFORMANCE

Although the technology sector and the utilities and communications sector contributed strong absolute returns to fund performance, they detracted from performance relative to the fund's benchmark because we were underweighted in both areas during the October/November rally. Since then, we have brought both sector weightings in line with the benchmark.

Our investments in Microsoft and Network Associates detracted from performance throughout the period, and so did our decision not to own Intel - one of the better performing stocks for the period. Microsoft posted positive results for the period but did not perform as well as some of the other technology stocks. Network Associates, a network management and security provider, missed its earnings estimates and its stock price declined. However, as of the end of the period, we continue to own the stock because we like the company's longer-term prospects and its new product flow.

-----------------------------------------------
TOP 5 STOCK HOLDINGS
AS OF 8/31/03

CITIGROUP, INC.                            3.9%
Diversified financial services company
-----------------------------------------------
GENERAL ELECTRIC CO.                       3.4%
Diversified manufacturing and
financial services conglomerate
-----------------------------------------------
WYETH                                      3.1%
Pharmaceutical and health care
products company
-----------------------------------------------
MICROSOFT CORP.                            2.6%
Computer software and systems company
-----------------------------------------------
SCHERING-PLOUGH CORP.                      2.2%
Pharmaceutical products company
-----------------------------------------------
The portfolio is actively managed, and current
holdings may be different.
-----------------------------------------------

The utilities and communications sector, particularly the telecommunications industry, rebounded sharply during the period because of progress made in cleaning up their balance sheets. Our analysts had favored the telecom companies with stronger balance sheets, but the companies that delivered the strongest returns were companies such as Nextel and AT&T Wireless, both of which had a significant amount of debt on their books. The stock price of Verizon, a wireless and wireline communications provider, rose significantly during the period; however, we did not own the stock for a large portion of its rise.

Sears Roebuck was one of our biggest disappointments for the period. The stock declined in the fall of 2002 after the company announced that the quality of its credit card portfolio was worse than the firm had previously known or disclosed. The company's stock price rose in 2003 after Sears announced that it would sell its troubled credit card business to focus more closely on restructuring its retail franchise, which helped to recoup some of the earlier losses.

CONTRIBUTORS TO PERFORMANCE

Biotechnology and medical products stocks, as well as financial services turned in the strongest performance for the period. In biotechnology, Genzyme and Genentech were strong contributors for the period. Investors overreacted to near-term events at Genzyme and its stock fell to excessively low levels. As sales picked up for the firm, and its developmental drugs showed promise, the price of the stock rebounded. Genentech's stock price received a lift from successful early trials of its colorectal cancer drug, Avastin. In medical technology, investors boosted the stock prices of Thoratec and Hologic in anticipation of new product releases from both companies.

The price of Tenet Healthcare stock dropped sharply in 2002 when the company announced it was being investigated for its Medicare billing practices. Our analysts looked closely at the company and thought that it had very valuable assets. We bought the stock after the bad news had come out and it has since rebounded.

Strong stock selection in financial services made solid contributions to fund performance for the period. MBNA, FleetBoston, and Merrill Lynch were standouts in the group. Throughout the difficult 2002 market, investment banking firm Merrill Lynch cut costs more deeply than many of the other firms that we follow. When the market rallied, the company's stock price rose higher than its competitors because of its earlier efforts.

MBNA announced in early 2003 that it had to make a one-time increase to its reserves for sub-prime credit card business. (The term sub-prime refers to card holders with weak credit histories.) That increase reduced the company's revenues and its stock price declined as a result. We purchased the stock after it made the announcement because the company had also announced that it was deemphasizing this part of its business. With the improvement in the economy, and the company's further moves to reduce its exposure to sub-prime debt, investors returned to the stock, it rose back to previous levels, and the fund received a nice boost to performance.

In the fall of 2002, investors became concerned about FleetBoston's loan exposure in the volatile telecommunications industry and in Latin America, particularly Brazil. However, in 2003, the telecom industry stabilized and concerns abated about Brazil when the country's new president proved to be more business friendly than many had thought. Fleet's stock price rose and that also contributed to fund performance.

/s/ David A. Antonelli

    David A. Antonelli
    Director of Global Equity Research

The committee of MFS Global Equity Research Analysts is responsible for the day-to-day management of the fund under the general supervision of Mr. Antonelli.

The opinions expressed in this report are those of the Director of Global Equity Research and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 8/31/03
-------------------------------------------------------------------------------

The following information illustrates the historical performance of the fund's original share class in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, January 2, 1996, through August 31, 2003. Index information is from January 2, 1996.)

                       MFS Research Growth     Standard & Poor's
                        and Income Fund -        500 Stock
                           Class A                 Index

            1/96           $10,339                $ 9,425
            8/97            15,110                 14,290
            8/99            22,836                 19,546
            8/01            20,089                 17,899
            8/03            18,462                 16,790

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                      Class
  Share class     inception date      1-yr        3-yr       5-yr      Life*
------------------------------------------------------------------------------
       A             1/2/1996          11.67%      -8.94%      2.02%     7.83%
------------------------------------------------------------------------------
       B             1/2/1997          11.04%      -9.52%      1.35%     7.13%
------------------------------------------------------------------------------
       C             1/2/1997          10.99%      -9.53%      1.32%     7.10%
------------------------------------------------------------------------------
       I             1/2/1997          12.06%      -8.61%      2.35%     8.14%
------------------------------------------------------------------------------
       R            12/31/2002         11.59%      -8.96%      2.00%     7.82%
------------------------------------------------------------------------------


----------------------
Average annual
----------------------

Comparative Benchmarks
------------------------------------------------------------------------------
Average large-cap core fund+          9.72%      -13.48%      1.44%      6.25%
------------------------------------------------------------------------------
Standard & Poor's 500 Stock
Index#                               12.06%      -11.42%      2.48%      8.33%
------------------------------------------------------------------------------


----------------------
Average annual
with sales charge
----------------------

  Share class                         1-yr       3-yr       5-yr       Life*
------------------------------------------------------------------------------
       A                                5.25%    -10.72%      0.82%      7.00%
------------------------------------------------------------------------------
       B                                7.04%    -10.42%      0.99%      7.13%
------------------------------------------------------------------------------
       C                                9.99%     -9.53%      1.32%      7.10%
------------------------------------------------------------------------------

I and R class shares do not have a sales charge. Please see Notes to Performance Summary for more details.


----------------------
Cumulative without
sales charge
----------------------

------------------------------------------------------------------------------
       A                               11.67%    -24.49%     10.51%     78.15%
------------------------------------------------------------------------------
       B                               11.04%    -25.92%      6.91%     69.55%
------------------------------------------------------------------------------
       C                               10.99%    -25.95%      6.78%     69.20%
------------------------------------------------------------------------------
       I                               12.06%    -23.68%     12.31%     82.16%
------------------------------------------------------------------------------
       R                               11.59%    -24.54%     10.43%     78.02%
------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, January 2, 1996, through August 31, 2003. Index information is from January 2, 1996.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

STANDARD & POOR'S 500 STOCK INDEX - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R shares have no sales charges and are available only to certain retirement plans.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 8/31/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.5%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 91.5%
-----------------------------------------------------------------------------------------------------
Aerospace - 1.4%
-----------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.*                                                4,820              $245,531
-----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                    21,040             1,077,879
-----------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                    8,010               764,795
-----------------------------------------------------------------------------------------------------
                                                                                           $2,088,205
-----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.0%
-----------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                28,630            $1,475,590
-----------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.3%
-----------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                      12,120              $417,776
-----------------------------------------------------------------------------------------------------

Automotive - 1.1%
-----------------------------------------------------------------------------------------------------
Borg Warner Automotive, Inc.                                              8,130              $579,019
-----------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                    5,710               565,290
-----------------------------------------------------------------------------------------------------
Lear Corp.*                                                               7,100               394,405
-----------------------------------------------------------------------------------------------------
                                                                                           $1,538,714
-----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 11.8%
-----------------------------------------------------------------------------------------------------
American Express Co.                                                     13,100              $590,155
-----------------------------------------------------------------------------------------------------
Bank of America Corp.                                                    34,630             2,744,427
-----------------------------------------------------------------------------------------------------
Bank One Corp.                                                           17,600               694,672
-----------------------------------------------------------------------------------------------------
Banknorth Group, Inc.                                                    26,130               734,253
-----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                         127,808             5,540,477
-----------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                              56,224             1,663,668
-----------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                               8,300               716,041
-----------------------------------------------------------------------------------------------------
MBNA Corp.                                                               33,890               790,993
-----------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                   21,870               685,624
-----------------------------------------------------------------------------------------------------
National City Corp.                                                      21,150               670,032
-----------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                         23,510               681,555
-----------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                     25,830             1,578,988
-----------------------------------------------------------------------------------------------------
                                                                                          $17,090,885
-----------------------------------------------------------------------------------------------------
Biotechnology - 2.4%
-----------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                             10,300              $678,770
-----------------------------------------------------------------------------------------------------
Bruker Biosciences Corp.*                                               128,000               588,800
-----------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                          9,400               746,360
-----------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                           10,460               493,189
-----------------------------------------------------------------------------------------------------
Millipore Corp.*                                                         22,700             1,030,580
-----------------------------------------------------------------------------------------------------
                                                                                           $3,537,699
-----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.1%
-----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.*                                      26,900            $1,213,728
-----------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                       6,500               193,375
-----------------------------------------------------------------------------------------------------
Cumulus Media, Inc., "A"*                                                12,000               227,640
-----------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                      29,490             1,088,181
-----------------------------------------------------------------------------------------------------
Scripps (E.W.) Co.                                                        4,440               384,460
-----------------------------------------------------------------------------------------------------
                                                                                           $3,107,384
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.1%
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                16,870            $1,492,826
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                29,710             1,597,804
-----------------------------------------------------------------------------------------------------
                                                                                           $3,090,630
-----------------------------------------------------------------------------------------------------
Business Services - 0.9%
-----------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                        6,560              $259,776
-----------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.*                                              37,070             1,045,374
-----------------------------------------------------------------------------------------------------
                                                                                           $1,305,150
-----------------------------------------------------------------------------------------------------
Chemicals - 2.0%
-----------------------------------------------------------------------------------------------------
3M Co.                                                                    8,140            $1,159,706
-----------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                           14,080               666,265
-----------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                          9,930               342,883
-----------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                    46,940               671,242
-----------------------------------------------------------------------------------------------------
                                                                                           $2,840,096
-----------------------------------------------------------------------------------------------------
Computer Software - 4.6%
-----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                         139,690            $3,704,579
-----------------------------------------------------------------------------------------------------
Network Associates, Inc.*                                                33,580               467,434
-----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                           103,030             1,316,723
-----------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                  34,210             1,179,561
-----------------------------------------------------------------------------------------------------
                                                                                           $6,668,297
-----------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.8%
-----------------------------------------------------------------------------------------------------
BearingPoint, Inc.*                                                      23,000              $188,600
-----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                    29,560             2,424,216
-----------------------------------------------------------------------------------------------------
                                                                                           $2,612,816
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.2%
-----------------------------------------------------------------------------------------------------
Gillette Co.                                                             17,580              $570,647
-----------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                     29,000             1,482,190
-----------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                     12,270             1,071,048
-----------------------------------------------------------------------------------------------------
                                                                                           $3,123,885
-----------------------------------------------------------------------------------------------------
Consumer Services - 0.6%
-----------------------------------------------------------------------------------------------------
Career Education Corp.*                                                  11,720              $528,924
-----------------------------------------------------------------------------------------------------
Education Management Corp.*                                               6,290               384,696
-----------------------------------------------------------------------------------------------------
                                                                                             $913,620
-----------------------------------------------------------------------------------------------------
Containers - 0.7%
-----------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                           60,760              $958,793
-----------------------------------------------------------------------------------------------------

Electrical Equipment - 4.7%
-----------------------------------------------------------------------------------------------------
American Standard Cos., Inc.*                                               890               $71,369
-----------------------------------------------------------------------------------------------------
Black & Decker Corp.                                                      7,900               337,962
-----------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                      4,220               235,307
-----------------------------------------------------------------------------------------------------
General Electric Co.                                                    161,110             4,764,023
-----------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                14,680               399,590
-----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                  45,070               927,540
-----------------------------------------------------------------------------------------------------
                                                                                           $6,735,791
-----------------------------------------------------------------------------------------------------
Electronics - 3.1%
-----------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                                    39,280            $1,610,480
-----------------------------------------------------------------------------------------------------
Intersil Corp.*                                                           8,800               256,344
-----------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                  10,990               439,160
-----------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                                       147,700             2,106,202
-----------------------------------------------------------------------------------------------------
                                                                                           $4,412,186
-----------------------------------------------------------------------------------------------------
Energy - Integrated - 2.6%
-----------------------------------------------------------------------------------------------------
ConocoPhillips                                                           18,130            $1,012,379
-----------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                        74,572             2,811,365
-----------------------------------------------------------------------------------------------------
                                                                                           $3,823,744
-----------------------------------------------------------------------------------------------------
Entertainment - 1.6%
-----------------------------------------------------------------------------------------------------
InterActive Corp.*                                                        8,900              $329,389
-----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                        42,770             1,924,650
-----------------------------------------------------------------------------------------------------
                                                                                           $2,254,039
-----------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.6%
-----------------------------------------------------------------------------------------------------
Walgreen Co.                                                             26,840              $874,179
-----------------------------------------------------------------------------------------------------

Food & Non Alcoholic Beverages - 2.6%
-----------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                          9,490              $307,096
-----------------------------------------------------------------------------------------------------
Kellogg Co.                                                              15,180               508,986
-----------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                            67,239             2,994,825
-----------------------------------------------------------------------------------------------------
                                                                                           $3,810,907
-----------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.1%
-----------------------------------------------------------------------------------------------------
Stanley Works                                                             6,100              $184,647
-----------------------------------------------------------------------------------------------------

Gaming & Lodging - 0.7%
-----------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                      29,370              $448,774
-----------------------------------------------------------------------------------------------------
MGM Mirage, Inc.*                                                         4,100               148,666
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                            10,780               364,687
-----------------------------------------------------------------------------------------------------
                                                                                             $962,127
-----------------------------------------------------------------------------------------------------
General Merchandise - 3.8%
-----------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                            10,800              $683,100
-----------------------------------------------------------------------------------------------------
Sears, Roebuck & Co.                                                     25,100             1,104,902
-----------------------------------------------------------------------------------------------------
Target Corp.                                                             49,330             2,002,798
-----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                    28,280             1,673,328
-----------------------------------------------------------------------------------------------------
                                                                                           $5,464,128
-----------------------------------------------------------------------------------------------------
Home Construction - 0.2%
-----------------------------------------------------------------------------------------------------
Masco Corp.                                                              12,040              $298,472
-----------------------------------------------------------------------------------------------------

Insurance - 3.8%
-----------------------------------------------------------------------------------------------------
American International Group, Inc.                                       12,200              $726,754
-----------------------------------------------------------------------------------------------------
ChoicePoint, Inc.*                                                        5,980               234,715
-----------------------------------------------------------------------------------------------------
Chubb Corp.                                                              13,800               937,572
-----------------------------------------------------------------------------------------------------
MetLife, Inc.                                                            23,410               665,312
-----------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                      18,480               642,365
-----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., "B"                                   54,508               844,329
-----------------------------------------------------------------------------------------------------
U.S.I. Holdings Corp.*                                                   58,690               695,476
-----------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                      50,500               712,050
-----------------------------------------------------------------------------------------------------
                                                                                           $5,458,573
-----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.4%
-----------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                             28,500              $527,250
-----------------------------------------------------------------------------------------------------

Machinery & Tools - 0.9%
-----------------------------------------------------------------------------------------------------
AGCO Corp.*                                                              33,200              $733,056
-----------------------------------------------------------------------------------------------------
Deere & Co.                                                               4,220               238,472
-----------------------------------------------------------------------------------------------------
Ingersoll Rand Co. Ltd.                                                   5,700               339,264
-----------------------------------------------------------------------------------------------------
                                                                                           $1,310,792
-----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.9%
-----------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                        6,560              $164,853
-----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                  69,900             1,121,895
-----------------------------------------------------------------------------------------------------
                                                                                           $1,286,748
-----------------------------------------------------------------------------------------------------
Medical Equipment - 2.3%
-----------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                  10,100              $587,921
-----------------------------------------------------------------------------------------------------
Hologic, Inc.*                                                          102,180             1,685,970
-----------------------------------------------------------------------------------------------------
North American Scientific, Inc.*                                         30,900               317,961
-----------------------------------------------------------------------------------------------------
Thoratec Corp.*                                                          47,410               711,624
-----------------------------------------------------------------------------------------------------
                                                                                           $3,303,476
-----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
-----------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                   650               $25,655
-----------------------------------------------------------------------------------------------------
Southern Union Co.                                                       19,300               325,398
-----------------------------------------------------------------------------------------------------
                                                                                             $351,053
-----------------------------------------------------------------------------------------------------
Oil Services - 0.9%
-----------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                      12,872              $319,226
-----------------------------------------------------------------------------------------------------
Halliburton Co.                                                          22,830               552,029
-----------------------------------------------------------------------------------------------------
Smith International, Inc.*                                                9,460               369,791
-----------------------------------------------------------------------------------------------------
                                                                                           $1,241,046
-----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.2%
-----------------------------------------------------------------------------------------------------
Dell, Inc.*                                                              87,020            $2,839,462
-----------------------------------------------------------------------------------------------------
Flextronics International Ltd.*                                          13,830               186,567
-----------------------------------------------------------------------------------------------------
Solectron Corp.*                                                         27,500               163,075
-----------------------------------------------------------------------------------------------------
                                                                                           $3,189,104
-----------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.6%
-----------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                                47,900            $1,930,370
-----------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.*                                               61,000             2,867,000
-----------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.*                                 7,100               181,121
-----------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                   200,400             3,044,076
-----------------------------------------------------------------------------------------------------
Wyeth                                                                   102,200             4,379,270
-----------------------------------------------------------------------------------------------------
                                                                                          $12,401,837
-----------------------------------------------------------------------------------------------------
Pollution Control - 0.2%
-----------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                   10,330              $274,881
-----------------------------------------------------------------------------------------------------

Printing & Publishing - 0.4%
-----------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                               4,680              $156,359
-----------------------------------------------------------------------------------------------------
New York Times Co., "A"                                                   9,520               422,593
-----------------------------------------------------------------------------------------------------
                                                                                             $578,952
-----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
-----------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                       9,940              $605,744
-----------------------------------------------------------------------------------------------------

Real Estate - 1.3%
-----------------------------------------------------------------------------------------------------
American Financial Realty Trust *                                        38,700              $557,280
-----------------------------------------------------------------------------------------------------
Freddie Mac                                                              25,570             1,359,045
-----------------------------------------------------------------------------------------------------
                                                                                           $1,916,325
-----------------------------------------------------------------------------------------------------
Restaurants - 0.5%
-----------------------------------------------------------------------------------------------------
McDonald's Corp.                                                         25,200              $564,984
-----------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                  3,940               152,281
-----------------------------------------------------------------------------------------------------
                                                                                             $717,265
-----------------------------------------------------------------------------------------------------
Specialty Stores - 2.5%
-----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                         70,220            $2,258,275
-----------------------------------------------------------------------------------------------------
Hot Topic, Inc.*                                                         15,640               557,723
-----------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                           36,200               784,092
-----------------------------------------------------------------------------------------------------
                                                                                           $3,600,090
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.3%
-----------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                             12,200              $668,560
-----------------------------------------------------------------------------------------------------
Andrew Corp.*                                                            17,700               219,126
-----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                    117,660             2,253,189
-----------------------------------------------------------------------------------------------------
Motorola, Inc.                                                           21,600               231,768
-----------------------------------------------------------------------------------------------------
                                                                                           $3,372,643
-----------------------------------------------------------------------------------------------------
Telephone Services - 2.9%
-----------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                         26,880              $934,349
-----------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.*                                                  150,200               848,630
-----------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.*                                19,840               782,886
-----------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                             45,840             1,619,069
-----------------------------------------------------------------------------------------------------
                                                                                           $4,184,934
-----------------------------------------------------------------------------------------------------
Tobacco - 1.8%
-----------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                       61,760            $2,545,747
-----------------------------------------------------------------------------------------------------

Trucking - 1.0%
-----------------------------------------------------------------------------------------------------
United Parcel Service, Inc.                                              16,210            $1,017,340
-----------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                                 16,400               405,900
-----------------------------------------------------------------------------------------------------
                                                                                           $1,423,240
-----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.6%
-----------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                 10,590              $641,542
-----------------------------------------------------------------------------------------------------
Exelon Corp.                                                              8,620               507,718
-----------------------------------------------------------------------------------------------------
PG&E Corp.*                                                              39,300               871,281
-----------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                    20,630               873,474
-----------------------------------------------------------------------------------------------------
TXU Corp.                                                                39,730               874,060
-----------------------------------------------------------------------------------------------------
                                                                                           $3,768,075
-----------------------------------------------------------------------------------------------------
Wireless Communications - 0.4%
-----------------------------------------------------------------------------------------------------
Sprint Corp. (PCS Group)*                                               115,300              $598,407
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                        $132,245,942
-----------------------------------------------------------------------------------------------------

Foreign Stocks - 6.0%
-----------------------------------------------------------------------------------------------------
Bermuda - 1.3%
-----------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                                 28,840              $610,254
-----------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                     22,250               716,450
-----------------------------------------------------------------------------------------------------
XL Capital Ltd. (Insurance)                                               8,050               609,788
-----------------------------------------------------------------------------------------------------
                                                                                           $1,936,492
-----------------------------------------------------------------------------------------------------

Canada - 1.6%
-----------------------------------------------------------------------------------------------------
EnCana Corp. (Natural Gas - Pipeline)                                    30,140            $1,130,386
-----------------------------------------------------------------------------------------------------
Intrawest Corp. (Gaming & Lodging)                                       10,900               140,719
-----------------------------------------------------------------------------------------------------
Talisman Energy, Inc. (Energy - Independent)                             23,000             1,091,126
-----------------------------------------------------------------------------------------------------
                                                                                           $2,362,231
-----------------------------------------------------------------------------------------------------
France - 0.6%
-----------------------------------------------------------------------------------------------------
Total S.A., "B" (Energy - Independent)                                    5,100              $783,254
-----------------------------------------------------------------------------------------------------

Hong Kong - 0.1%
-----------------------------------------------------------------------------------------------------
Radica Games Ltd. (Gaming & Lodging)*                                    19,300              $139,732
-----------------------------------------------------------------------------------------------------

Netherlands - 1.4%
-----------------------------------------------------------------------------------------------------
ASML Holding N.V. (Electronics)*                                         38,940              $619,146
-----------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                                    55,060             1,373,196
-----------------------------------------------------------------------------------------------------
                                                                                           $1,992,342
-----------------------------------------------------------------------------------------------------
United Kingdom - 1.0%
-----------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance)                                   21,270              $616,617
-----------------------------------------------------------------------------------------------------
BHP Billiton PLC (Metals & Mining)                                      117,900               772,778
-----------------------------------------------------------------------------------------------------
                                                                                           $1,389,395
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                       $8,603,446
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $126,408,188)                                             $140,849,388
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.5%
-----------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                   $ VALUE
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank Consolidated Discount Notes,
due 9/02/03, at Amortized Cost                                           $3,604            $3,603,916
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 3.3%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES               $ VALUE
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at
Identified Cost                                                       4,741,894            $4,741,894
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $134,753,998)                                        $149,195,198
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (3.3)%                                                    (4,743,527)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                      $144,451,671
-----------------------------------------------------------------------------------------------------

* Non-income producing security.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 8/31/03

ASSETS

Investments, at value, including $4,578,328 of securities
on loan (identified cost, $134,753,998)                          $149,195,198
-----------------------------------------------------------------------------------------------------
Cash                                                                      800
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                       165,214
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                       205,226
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                     175,128
-----------------------------------------------------------------------------------------------------
Other assets                                                            1,687
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $149,743,253
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for fund shares reacquired                                   $293,018
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                     112,405
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                          4,741,894
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                        7,610
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                       1,286
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                          8,845
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                126,524
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                          $5,291,582
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $144,451,671
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                  $158,209,777
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                       14,441,220
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                             (28,136,009)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                       (63,317)
-----------------------------------------------------------------------------------------------------
Total                                                                                    $144,451,671
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  10,579,709
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                      $53,704,110
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                3,843,920
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $13.97
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25 X $13.97)                                                $14.82
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                      $75,007,104
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                5,565,497
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $13.48
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                      $15,325,256
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                1,141,074
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $13.43
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                         $397,910
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   27,979
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $14.22
-----------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                          $17,291
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    1,239
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $13.96
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 8/31/03

NET INVESTMENT LOSS

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                          $2,267,891
-----------------------------------------------------------------------------------------------------
  Interest                                                               43,791
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                                (16,860)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                    $2,294,822
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                       $855,132
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 10,029
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                       137,257
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                165,878
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                                688,437
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                149,508
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                     26
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     12,640
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                          66,682
-----------------------------------------------------------------------------------------------------
  Printing                                                               57,745
-----------------------------------------------------------------------------------------------------
  Postage                                                                22,077
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          28,896
-----------------------------------------------------------------------------------------------------
  Legal fees                                                                216
-----------------------------------------------------------------------------------------------------
  Registration                                                           76,193
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         204,623
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $2,475,339
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (22,600)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $2,452,739
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                         $(157,917)
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                           $(6,608,509)
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                          14,603
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                                                     $(6,593,906)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                       $20,395,788
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies               (53)
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                               $20,395,735
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                          $13,801,829
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $13,643,912
-----------------------------------------------------------------------------------------------------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 8/31                                                 2003                   2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss                                                 $(157,917)              $(670,368)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign
currency transactions                                              (6,593,906)            (20,408,950)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               20,395,735              (8,867,309)
------------------------------------------------------------     ------------           -------------
Increase (decrease) in net assets from operations                 $13,643,912            $(29,946,627)
------------------------------------------------------------     ------------           -------------

DISTRIBUTIONS

From net realized gain on investments and foreign currency
transactions
-----------------------------------------------------------------------------------------------------
  Class A                                                                 $--             $(1,128,550)
-----------------------------------------------------------------------------------------------------
  Class B                                                                  --              (1,616,091)
-----------------------------------------------------------------------------------------------------
  Class C                                                                  --                (394,943)
-----------------------------------------------------------------------------------------------------
  Class I                                                                  --                  (8,862)
------------------------------------------------------------     ------------           -------------
Total distributions declared to shareholders                              $--              (3,148,446)
------------------------------------------------------------     ------------           -------------
Net decrease in net assets from fund share
transactions                                                     $(10,654,181)            $(2,783,812)
------------------------------------------------------------     ------------           -------------
Total increase (decrease) in net assets                            $2,989,731            $(35,878,885)
-----------------------------------------------------------------------------           -------------

NET ASSETS

At beginning of year                                             $141,461,940            $177,340,825
-----------------------------------------------------------------------------------------------------
At end of year (including accumulated net investment loss
of $63,317 and $70,085, respectively)                            $144,451,671            $141,461,940
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions). This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

FOR YEARS ENDED 8/31

CLASS A                                                  2003             2002              2001           2000           1999

Net asset value, beginning of period                   $12.51           $15.15            $18.82         $17.87         $14.42
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                 $0.04            $0.00+++          $0.02          $0.02          $0.05
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                       1.42            (2.38)            (3.69)          2.26           4.03
--------------------------------------------------     ------           ------            ------         ------         ------
Total from investment operations                        $1.46           $(2.38)           $(3.67)         $2.28          $4.08
--------------------------------------------------     ------           ------            ------         ------         ------

LESS DISTRIBUTIONS

  From net investment income                              $--              $--               $--            $--         $(0.01)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                            --            (0.26)               --          (1.33)         (0.62)
--------------------------------------------------     ------           ------            ------         ------         ------
Total distributions                                       $--           $(0.26)              $--         $(1.33)        $(0.63)
--------------------------------------------------     ------           ------            ------         ------         ------
Net asset value, end of period                         $13.97           $12.51            $15.15         $18.82         $17.87
--------------------------------------------------     ------           ------            ------         ------         ------
Total return (%)(+)                                     11.67           (16.00)           (19.50)         13.76          28.64
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                               1.47             1.37              1.32           1.28           1.23
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                    0.29             0.03              0.12           0.13           0.30
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        121              100                78             74             96
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)             $53,704          $50,366           $63,319        $73,910        $76,635
------------------------------------------------------------------------------------------------------------------------------

(S) Prior to January 1, 2000, the distributor voluntarily waived all or a portion of its distribution fee for the periods indicated below. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                                                     $0.01          $0.03
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                                                                                 1.32           1.33
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                      0.09           0.20
------------------------------------------------------------------------------------------------------------------------------

+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS B                                              2003               2002              2001            2000            1999

Net asset value, beginning of period               $12.14             $14.81            $18.52          $17.72          $14.40
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                              $(0.04)            $(0.09)           $(0.09)         $(0.09)         $(0.08)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.38              (2.32)            (3.62)           2.22            4.02
----------------------------------------------     ------             ------            ------          ------          ------
Total from investment operations                    $1.34             $(2.41)           $(3.71)          $2.13           $3.94
----------------------------------------------     ------             ------            ------          ------          ------

LESS DISTRIBUTIONS

  From net realized gain on investments and
  foreign currency transactions                       $--             $(0.26)              $--          $(1.33)         $(0.62)
----------------------------------------------     ------             ------            ------          ------          ------
Net asset value, end of period                     $13.48             $12.14            $14.81          $18.52          $17.72
----------------------------------------------     ------             ------            ------          ------          ------
Total return (%)                                    11.04             (16.57)           (20.03)          12.98           27.74
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                           2.12               2.02              1.97            1.96            1.98
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (0.36)             (0.62)            (0.53)          (0.55)          (0.45)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    121                100                78              74              96
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $75,007            $73,146           $91,455        $111,380        $112,000
------------------------------------------------------------------------------------------------------------------------------

 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS C                                              2003               2002              2001            2000            1999

Net asset value, beginning of period               $12.10             $14.76            $18.46          $17.67          $14.36
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                              $(0.04)            $(0.09)           $(0.09)         $(0.09)         $(0.08)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.37              (2.31)            (3.61)           2.21            4.01
----------------------------------------------     ------             ------            ------          ------          ------
Total from investment operations                    $1.33             $(2.40)           $(3.70)          $2.12           $3.93
----------------------------------------------     ------             ------            ------          ------          ------

LESS DISTRIBUTIONS

  From net realized gain on investments and
  foreign currency transactions                       $--             $(0.26)              $--          $(1.33)         $(0.62)
----------------------------------------------     ------             ------            ------          ------          ------
Net asset value, end of period                     $13.43             $12.10            $14.76          $18.46          $17.67
----------------------------------------------     ------             ------            ------          ------          ------
Total return (%)                                    10.99             (16.56)           (20.04)          12.96           27.66
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                           2.12               2.02              1.97            1.96            1.98
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                 (0.35)             (0.62)            (0.52)          (0.55)          (0.46)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    121                100                78              74              96
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)         $15,325            $17,521           $22,081         $20,432         $22,074
------------------------------------------------------------------------------------------------------------------------------

 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 8/31

CLASS I                                              2003               2002              2001            2000            1999

Net asset value, beginning of period               $12.69             $15.31            $18.95          $17.93          $14.47
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                             $0.08              $0.06             $0.08           $0.08           $0.09
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                1.45              (2.42)            (3.72)           2.27            4.05
----------------------------------------------     ------             ------            ------          ------          ------
Total from investment operations                    $1.53             $(2.36)           $(3.64)          $2.35           $4.14
----------------------------------------------     ------             ------            ------          ------          ------

LESS DISTRIBUTIONS

  From net investment income                          $--                $--               $--             $--          $(0.06)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        --              (0.26)               --           (1.33)          (0.62)
----------------------------------------------     ------             ------            ------          ------          ------
Total distributions                                   $--             $(0.26)              $--          $(1.33)         $(0.68)
----------------------------------------------     ------             ------            ------          ------          ------
Net asset value, end of period                     $14.22             $12.69            $15.31          $18.95          $17.93
----------------------------------------------     ------             ------            ------          ------          ------
Total return (%)                                    12.06             (15.70)           (19.21)          14.12           28.95
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                           1.12               1.02              0.97            0.97            0.98
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                0.65               0.38              0.47            0.45            0.56
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    121                100                78              74              96
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)            $398               $428              $486            $554            $742
------------------------------------------------------------------------------------------------------------------------------

 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.

See notes to financial statements.

FOR PERIOD ENDED 8/31

CLASS R                                                                2003*

Net asset value, beginning of period                                  $12.02
----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                                 $(0.00)+++
----------------------------------------------------------------------------

  Net realized and unrealized gain on investments and
  foreign currency                                                      1.94###
----------------------------------------------------------------     -------
Total from investment operations                                       $1.94
----------------------------------------------------------------     -------
Net asset value, end of period                                        $13.96
----------------------------------------------------------------     -------
Total return (%)                                                       16.14++
----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                              1.74+
----------------------------------------------------------------------------

Net investment loss                                                    (0.04)+
----------------------------------------------------------------------------

Portfolio turnover                                                       121
----------------------------------------------------------------------------

Net assets at end of period (000 Omitted)                                $17
----------------------------------------------------------------------------

  * For the period from the inception of Class R shares, December 31, 2002, through August 31, 2003.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
### The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Research Growth and Income Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $1,465 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $21,135 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

The tax character of distributions declared for the years ended August 31, 2003 and August 31, 2002 was as follows:

                                                       8/31/03         8/31/02
Distributions declared from:
  Ordinary income                                          $--             $--
--------------------------------------------------------------------------------
  Long-term capital gain                                    --       3,148,446
--------------------------------------------------------------------------------
                                                           $--      $3,148,446
--------------------------------------------------------------------------------
  Tax return of capital                                     --              --
--------------------------------------------------------------------------------
Total distributions declared                               $--      $3,148,446
--------------------------------------------------------------------------------

The fund paid no distributions for the year ended August 31, 2003.

During the year ended August 31, 2003, accumulated net investment loss decreased by $164,685, accumulated net realized loss on investments and foreign currency transactions increased by $14,603, and paid-in capital decreased by $150,082 due to differences between book and tax accounting for currency transactions and net operating losses. This change had no effect on the net assets or net asset value per share.

As of August 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                                 $--
      ------------------------------------------------------------------
      Undistributed long-term capital gain                           --
      ------------------------------------------------------------------
      Capital loss carryforward                             (24,066,551)
      ------------------------------------------------------------------
      Unrealized appreciation                                13,196,622
      ------------------------------------------------------------------
      Post October losses deferred                           (2,824,860)
      ------------------------------------------------------------------
      Other temporary differences                               (63,317)
      ------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or.

      EXPIRATION DATE

      August 31, 2010                                       $(8,969,653)
      ------------------------------------------------------------------
      August 31, 2011                                       (15,096,898)
      ------------------------------------------------------------------
      Total                                                $(24,066,551)
      ------------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

      First $500 million of average net assets                  0.65%
      ---------------------------------------------------------------
      Average net assets in excess of $500 million              0.55%
      ---------------------------------------------------------------

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees' compensation is a net decrease of $5,885 as a result of the change in the fund's pension liability under this plan and a pension expense of $2,192 for inactive trustees for the year ended August 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                         0.0175%
      ----------------------------------------------------------------
      Next $2.5 billion                                        0.0130%
      ----------------------------------------------------------------
      Next $2.5 billion                                        0.0005%
      ----------------------------------------------------------------
      In excess of $7 billion                                  0.0000%
      ----------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $16,035 for the year ended August 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, and Class R shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                               CLASS A       CLASS B       CLASS C       CLASS R

Distribution Fee                 0.10%         0.75%         0.75%         0.25%
--------------------------------------------------------------------------------
Service Fee                      0.25%         0.25%         0.25%         0.25%
--------------------------------------------------------------------------------
Total Distribution Plan          0.35%         1.00%         1.00%         0.50%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended August 31, 2003, amounted to:

                               CLASS A       CLASS B       CLASS C       CLASS R

Service Fee Retained by MFD     $1,891          $690          $527           $--
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended August 31,
2003, were as follows:
                               CLASS A       CLASS B       CLASS C       CLASS R

Total Distribution Plan          0.35%         1.00%         1.00%         0.50%
--------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended August 31, 2003 were as follows:

                               CLASS A       CLASS B       CLASS C       CLASS R

Contingent Deferred Sales
Charges Imposed                  $665       $141,882        $1,116           $--
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $155,762,365 and $166,476,768, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                       $135,998,596
      ------------------------------------------------------------------
      Gross unrealized appreciation                         $14,441,200
      ------------------------------------------------------------------
      Gross unrealized depreciation                          (1,244,598)
      ------------------------------------------------------------------
      Net unrealized appreciation                           $13,196,602
      ------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               Year ended 8/31/03                  Year ended 8/31/02
                                           SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES

Shares sold                               1,098,510        $13,829,346        1,498,096        $21,864,535
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    --                 --           68,918          1,038,561
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (1,281,219)       (15,706,599)      (1,721,179)       (24,321,246)
-----------------------------------------------------------------------------------------------------------
Net decrease                               (182,709)       $(1,877,253)        (154,165)       $(1,418,150)
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               1,136,225        $13,674,207        1,745,951        $24,800,725
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    --                 --           95,040          1,396,433
-----------------------------------------------------------------------------------------------------------
Shares reacquired                        (1,594,020)       (18,851,858)      (1,993,628)       (27,248,804)
-----------------------------------------------------------------------------------------------------------
Net decrease                               (457,795)       $(5,177,651)        (152,637)       $(1,051,646)
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                 215,541         $2,588,515          545,612         $7,748,636
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    --                 --           20,781            304,231
-----------------------------------------------------------------------------------------------------------
Shares reacquired                          (522,037)        (6,134,419)        (614,622)        (8,395,997)
-----------------------------------------------------------------------------------------------------------
Net decrease                               (306,496)       $(3,545,904)         (48,229)         $(343,130)
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                   6,948            $87,434            5,935            $87,258
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    --                 --              498              7,640
-----------------------------------------------------------------------------------------------------------
Shares reacquired                           (12,684)          (157,063)          (4,483)           (65,784)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                      (5,736)          $(69,629)           1,950            $29,114
-----------------------------------------------------------------------------------------------------------

                                              Period ended 8/31/03*
                                            SHARES            AMOUNT

CLASS R SHARES

Shares sold                                   1,239            $16,256
-----------------------------------------------------------------------
Net increase                                  1,239            $16,256
-----------------------------------------------------------------------

* For the period from the inception of Class R shares, December 31, 2002, through August 31, 2003.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the year ended August 31, 2003 was $442. The fund had no borrowings during the year.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust I and Shareholders of MFS Research Growth and Income Fund:

We have audited the accompanying statement of assets and liabilities of MFS Research Growth and Income Fund (the Fund) (one of the portfolios constituting MFS Series Trust I), including the portfolio of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at August 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Research Growth and Income Fund at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                  ERNST & YOUNG LLP

Boston, Massachusetts
October 10, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust I, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer (prior to September 2000); Lexington
STEPHEN E. CAVAN (born 11/06/53)                         Funds, Treasurer (prior to September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 110 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                                       CUSTODIAN
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              AUDITORS
MFS Fund Distributors, Inc.                              Ernst & Young LLP
500 Boylston Street, Boston, MA
02116-3741

DIRECTOR OF GLOBAL EQUITY RESEARCH
David A. Antonelli(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

-------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

The fund has the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number             Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606           8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576           9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery
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If you own your MFS fund shares through a financial institution or through a
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[logo] M F S(R)
INVESTMENT MANAGEMENT

[Graphic Omitted]
500 Boylston Street
Boston, MA 02116-3741


(C) 2003 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             RGI-ANN-10/03 34M
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ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST I
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President

Date:  October 24, 2003
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ JOHN W. BALLEN
                          ------------------------------------------------------
                          John W. Ballen, President
                          (Principal Executive Officer)

Date:  October 24, 2003
       ------------------

By (Signature and Title)* /s/ RICHARD M. HISEY
                          ------------------------------------------------------
                          Richard M. Hisey, Treasurer
                          (Principal Financial Officer and Accounting Officer)

Date:  October 24, 2003
       ------------------

* Print name and title of each signing officer under his or her signature.